Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Entity Central Index Key	0000804239
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000078064
Shareholder Report [Line Items]
Fund Name	Large Cap Fund
Class Name	Class F
Trading Symbol	SLGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Large Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class F Shares	$103	0.89%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 1000 Index, for the 12-month period ending September 30, 2024.

The Fund recorded a positive absolute return for the reporting period, but underperformed the benchmark due to its tilt toward value stocks and away from the mega-cap growth stocks that led the market upturn. The Fund’s underweight exposure to the information technology sector also weighed on performance.

Among the Fund’s sub-advisors, Brandywine Global Investment Management, LLC lagged the benchmark due to its value orientation and stock selection within the energy and consumer discretionary sectors. LSV Asset Management lagged the benchmark due to its value orientation, an overweight allocation to the energy sector, an underweight to the information technology sector, and security selection within the industrials sector. Fred Alger Management, LLC outperformed the benchmark due to its growth orientation, a large weight in the information technology sector, and stock selection within the information technology sector. Mar Vista Investment Partners, LLC’s underperformance was attributable to its lower-beta (a measure of an investment’s volatility relative to a benchmark) tilt, underweights to the mega-cap growth stocks that led the market upturn over the period, and stock selection within the information technology sector. SEI’s Quantitative Investment Management (QIM) team’s factor-based momentum strategy outperformed due to security selection within the industrials and information technology sectors. The QIM Team’s factor-based quality strategy lagged the benchmark due to security selection within the information technology sector. Copeland Capital Management LLC’s (Copeland) performance lagged during the portion of the reporting period that it was a Fund sub-advisor because of its lower-beta tilt and stock selection within the consumer discretionary and financials sectors.

Regarding the use of derivatives during the reporting period, the Fund employed equity index futures in an effort to provide stock-like performance to the liquidity reserve account, which contained cash available for fund withdrawals. This contributed positively to the Fund’s absolute return for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Large Cap Fund, Class F Shares - $273003	S&P 500® Index (TR)* - $350980	Russell 1000 Index (USD) - $342568
Sep/14	$100000	$100000	$100000
Sep/15	$98272	$99385	$99386
Sep/16	$108246	$114721	$114226
Sep/17	$127598	$136070	$135402
Sep/18	$149038	$160441	$159456
Sep/19	$150787	$167266	$165632
Sep/20	$162349	$192605	$192155
Sep/21	$210948	$250396	$251653
Sep/22	$174560	$211654	$208330
Sep/23	$206310	$257408	$252483
Sep/24	$273003	$350980	$342568

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Fund, Class F Shares	32.33%	12.61%	10.56%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 1000 Index (USD)	35.68%	15.64%	13.10%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,652,125,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 5,980
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,652,125	307	$5,980	34%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.0%
Real Estate	1.6%
Utilities	2.9%
Materials	3.2%
Energy	3.4%
Consumer Staples	6.1%
Communication Services	8.6%
Consumer Discretionary	9.3%
Industrials	11.0%
Health Care	13.1%
Financials	13.4%
Information Technology	26.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.6%
Apple Inc	3.9%
NVIDIA Corp	2.6%
Meta Platforms Inc, Cl A	2.4%
Amazon.com Inc, Cl A	2.0%
Visa Inc, Cl A	1.6%
Broadcom Inc	1.6%
Johnson & Johnson	1.5%
Eli Lilly & Co	1.2%
TransDigm Group Inc	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, Ceredex Value Advisors LLC and Coho Partners, Ltd. were terminated as Fund sub-advisers, while Copeland was hired as a manager.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000147400
Shareholder Report [Line Items]
Fund Name	Large Cap Fund
Class Name	Class Y
Trading Symbol	SLYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Large Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class Y Shares	$76	0.65%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 1000 Index, for the 12-month period ending September 30, 2024.

The Fund recorded a positive absolute return for the reporting period, but underperformed the benchmark due to its tilt toward value stocks and away from the mega-cap growth stocks that led the market upturn. The Fund’s underweight exposure to the information technology sector also weighed on performance.

Among the Fund’s sub-advisors, Brandywine Global Investment Management, LLC lagged the benchmark due to its value orientation and stock selection within the energy and consumer discretionary sectors. LSV Asset Management lagged the benchmark due to its value orientation, an overweight allocation to the energy sector, an underweight to the information technology sector, and security selection within the industrials sector. Fred Alger Management, LLC outperformed the benchmark due to its growth orientation, a large weight in the information technology sector, and stock selection within the information technology sector. Mar Vista Investment Partners, LLC’s underperformance was attributable to its lower-beta (a measure of an investment’s volatility relative to a benchmark) tilt, underweights to the mega-cap growth stocks that led the market upturn over the period, and stock selection within the information technology sector. SEI’s Quantitative Investment Management (QIM) team’s factor-based momentum strategy outperformed due to security selection within the industrials and information technology sectors. The QIM Team’s factor-based quality strategy lagged the benchmark due to security selection within the information technology sector. Copeland Capital Management LLC’s (Copeland) performance lagged during the portion of the reporting period that it was a Fund sub-advisor because of its lower-beta tilt and stock selection within the consumer discretionary and financials sectors.

Regarding the use of derivatives during the reporting period, the Fund employed equity index futures in an effort to provide stock-like performance to the liquidity reserve account, which contained cash available for fund withdrawals. This contributed positively to the Fund’s absolute return for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Large Cap Fund, Class Y Shares - $267921	S&P 500® Index (TR)* - $334481	Russell 1000 Index (USD) - $326625
Dec/14	$100000	$100000	$100000
Sep/15	$94260	$94714	$94761
Sep/16	$104156	$109328	$108910
Sep/17	$123066	$129674	$129101
Sep/18	$144087	$152899	$152035
Sep/19	$146160	$159403	$157923
Sep/20	$157652	$183551	$183212
Sep/21	$205464	$238625	$239941
Sep/22	$170365	$201705	$198634
Sep/23	$202031	$245308	$240732
Sep/24	$267921	$334481	$326625

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Fund, Class Y Shares	32.61%	12.88%	10.83%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Russell 1000 Index (USD)	35.68%	15.64%	13.10%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,652,125,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 5,980
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,652,125	307	$5,980	34%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.0%
Real Estate	1.6%
Utilities	2.9%
Materials	3.2%
Energy	3.4%
Consumer Staples	6.1%
Communication Services	8.6%
Consumer Discretionary	9.3%
Industrials	11.0%
Health Care	13.1%
Financials	13.4%
Information Technology	26.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.6%
Apple Inc	3.9%
NVIDIA Corp	2.6%
Meta Platforms Inc, Cl A	2.4%
Amazon.com Inc, Cl A	2.0%
Visa Inc, Cl A	1.6%
Broadcom Inc	1.6%
Johnson & Johnson	1.5%
Eli Lilly & Co	1.2%
TransDigm Group Inc	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, Ceredex Value Advisors LLC and Coho Partners, Ltd. were terminated as Fund sub-advisers, while Copeland was hired as a manager.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000018198
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class F
Trading Symbol	TRMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class F Shares	$100	0.89%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 1000 Value Index, for the 12-month period ending September 30, 2024.

The Fund’s more significant value tilt compared to that of the benchmark detracted from performance during the reporting period as relatively cheaper stocks underperformed more expensive shares. Stock selection within the health care and industrials sectors also weighed on Fund performance. However, stock selection within the utilities sector benefited performance.

Among the Fund’s sub-advisors, Cullen Capital Management, LLC lagged the benchmark over the reporting period due to an underweight to the financials sector, as well as stock selection within the energy and health care sectors. LSV Asset Management’s underperformance was attributable to its strong value tilt, an overweight allocation to the energy sector, and stock selection within the industrials sector. Brandywine Global Investment Management, LLC (Brandywine) lagged the benchmark due its strong value tilt, as well as stock selection and an overweight position in the health care sector. Stock selection within the financials sector also detracted from Brandywine’s performance, while holdings in the utilities sector had a positive impact. SEI’s Quantitative Investment Management (QIM) Team’s factor-based value strategy underperformed during the period due to its strong value tilt, stock selection within the consumer staples sector, and an overweight to the energy sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Large Cap Value Fund, Class F Shares - $214916	S&P 500® Index (TR)* - $350980	Russell 1000 Value Index (USD) - $241835
Sep/14	$100000	$100000	$100000
Sep/15	$93854	$99385	$95576
Sep/16	$103385	$114721	$111055
Sep/17	$122124	$136070	$127849
Sep/18	$136214	$160441	$139931
Sep/19	$134975	$167266	$145529
Sep/20	$121536	$192605	$138216
Sep/21	$167970	$250396	$186608
Sep/22	$150669	$211654	$165405
Sep/23	$171805	$257408	$189286
Sep/24	$214916	$350980	$241835

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Value Fund, Class F Shares	25.09%	9.75%	7.95%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 1000 Value Index (USD)	27.76%	10.69%	9.23%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,365,522,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 4,250
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,365,522	217	$4,250	15%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.0%
Real Estate	3.2%
Materials	3.9%
Utilities	5.0%
Consumer Discretionary	5.6%
Energy	7.0%
Communication Services	7.5%
Information Technology	9.0%
Consumer Staples	9.8%
Industrials	12.3%
Health Care	15.5%
Financials	20.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.5%
Citigroup Inc	2.4%
JPMorgan Chase & Co	2.0%
Exxon Mobil Corp	2.0%
Johnson & Johnson	1.9%
Merck & Co Inc	1.7%
Bank of America Corp	1.6%
Comcast Corp, Cl A	1.6%
Kroger Co/The	1.5%
RTX Corp	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000018197
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class I
Trading Symbol	SEUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class I Shares	$125	1.11%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the Russell 1000 Value Index, for the 12-month period ending September 30, 2024.

The Fund’s more significant value tilt compared to that of the benchmark detracted from performance during the reporting period as relatively cheaper stocks underperformed more expensive shares. Stock selection within the health care and industrials sectors also weighed on Fund performance. However, stock selection within the utilities sector benefited performance.

Among the Fund’s sub-advisors, Cullen Capital Management, LLC lagged the benchmark over the reporting period due to an underweight to the financials sector, as well as stock selection within the energy and health care sectors. LSV Asset Management’s underperformance was attributable to its strong value tilt, an overweight allocation to the energy sector, and stock selection within the industrials sector. Brandywine Global Investment Management, LLC (Brandywine) lagged the benchmark due its strong value tilt, as well as stock selection and an overweight position in the health care sector. Stock selection within the financials sector also detracted from Brandywine’s performance, while holdings in the utilities sector had a positive impact. SEI’s Quantitative Investment Management (QIM) Team’s factor-based value strategy underperformed during the period due to its strong value tilt, stock selection within the consumer staples sector, and an overweight to the energy sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Large Cap Value Fund, Class I Shares - $210220	S&P 500® Index (TR)* - $350980	Russell 1000 Value Index (USD) - $241835
Sep/14	$100000	$100000	$100000
Sep/15	$93664	$99385	$95576
Sep/16	$102966	$114721	$111055
Sep/17	$121336	$136070	$127849
Sep/18	$135050	$160441	$139931
Sep/19	$133517	$167266	$145529
Sep/20	$119933	$192605	$138216
Sep/21	$165422	$250396	$186608
Sep/22	$148023	$211654	$165405
Sep/23	$168429	$257408	$189286
Sep/24	$210220	$350980	$241835

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Value Fund, Class I Shares	24.81%	9.50%	7.71%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 1000 Value Index (USD)	27.76%	10.69%	9.23%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,365,522,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 4,250
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,365,522	217	$4,250	15%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.0%
Real Estate	3.2%
Materials	3.9%
Utilities	5.0%
Consumer Discretionary	5.6%
Energy	7.0%
Communication Services	7.5%
Information Technology	9.0%
Consumer Staples	9.8%
Industrials	12.3%
Health Care	15.5%
Financials	20.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.5%
Citigroup Inc	2.4%
JPMorgan Chase & Co	2.0%
Exxon Mobil Corp	2.0%
Johnson & Johnson	1.9%
Merck & Co Inc	1.7%
Bank of America Corp	1.6%
Comcast Corp, Cl A	1.6%
Kroger Co/The	1.5%
RTX Corp	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147390
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class Y
Trading Symbol	SVAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class Y Shares	$72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 1000 Value Index, for the 12-month period ending September 30, 2024.

The Fund’s more significant value tilt compared to that of the benchmark detracted from performance during the reporting period as relatively cheaper stocks underperformed more expensive shares. Stock selection within the health care and industrials sectors also weighed on Fund performance. However, stock selection within the utilities sector benefited performance.

Among the Fund’s sub-advisors, Cullen Capital Management, LLC lagged the benchmark over the reporting period due to an underweight to the financials sector, as well as stock selection within the energy and health care sectors. LSV Asset Management’s underperformance was attributable to its strong value tilt, an overweight allocation to the energy sector, and stock selection within the industrials sector. Brandywine Global Investment Management, LLC (Brandywine) lagged the benchmark due its strong value tilt, as well as stock selection and an overweight position in the health care sector. Stock selection within the financials sector also detracted from Brandywine’s performance, while holdings in the utilities sector had a positive impact. SEI’s Quantitative Investment Management (QIM) Team’s factor-based value strategy underperformed during the period due to its strong value tilt, stock selection within the consumer staples sector, and an overweight to the energy sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Large Cap Value Fund, Class Y Shares - $219640	S&P 500® Index (TR)* - $350980	Russell 1000 Value Index (USD) - $241835
Sep/14	$100000	$100000	$100000
Sep/15	$93854	$99385	$95576
Sep/16	$103624	$114721	$111055
Sep/17	$122656	$136070	$127849
Sep/18	$137149	$160441	$139931
Sep/19	$136303	$167266	$145529
Sep/20	$122998	$192605	$138216
Sep/21	$170408	$250396	$186608
Sep/22	$153257	$211654	$165405
Sep/23	$175204	$257408	$189286
Sep/24	$219640	$350980	$241835

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Value Fund, Class Y Shares	25.36%	10.01%	8.19%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Russell 1000 Value Index (USD)	27.76%	10.69%	9.23%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,365,522,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 4,250
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,365,522	217	$4,250	15%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.0%
Real Estate	3.2%
Materials	3.9%
Utilities	5.0%
Consumer Discretionary	5.6%
Energy	7.0%
Communication Services	7.5%
Information Technology	9.0%
Consumer Staples	9.8%
Industrials	12.3%
Health Care	15.5%
Financials	20.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.5%
Citigroup Inc	2.4%
JPMorgan Chase & Co	2.0%
Exxon Mobil Corp	2.0%
Johnson & Johnson	1.9%
Merck & Co Inc	1.7%
Bank of America Corp	1.6%
Comcast Corp, Cl A	1.6%
Kroger Co/The	1.5%
RTX Corp	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000018193
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class F
Trading Symbol	SELCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class F Shares	$108	0.89%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares modestly outperformed its benchmark, the Russell 1000 Growth Index, for the 12-month period ending September 30, 2024.

Fund performance for the reporting period was enhanced by favorable security selection within the industrials, consumer discretionary, and health care sectors. This was partially offset by the negative impact of an underweight position and stock selection in the semiconductor industry.

Among the Fund’s sub-advisors, Fred Alger Management, LLC outperformed the benchmark due to stock selection within the information technology, industrials, and health care sectors. PineStone Asset Management Inc.’s performance lagged due to an underweight to the information technology sector and holdings in the communication services, financials and health care sectors. Mackenzie Investments Corporation outperformed the benchmark due to an overweight to the utilities sector and favorable stock selection in the consumer discretionary sector. The outperformance of SEI’s Quantitative Investment Management (QIM) Team’s factor-based momentum strategy was attributable to stock selection in the industrials and information technology sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Large Cap Growth Fund, Class F Shares - $388831	S&P 500® Index (TR)* - $350980	Russell 1000 Growth Index (USD) (TR) - $461454
Sep/14	$100000	$100000	$100000
Sep/15	$102873	$99385	$103173
Sep/16	$112928	$114721	$117371
Sep/17	$132003	$136070	$143123
Sep/18	$164660	$160441	$180759
Sep/19	$168660	$167266	$187459
Sep/20	$226126	$192605	$257816
Sep/21	$284455	$250396	$328245
Sep/22	$216443	$211654	$254095
Sep/23	$272465	$257408	$324533
Sep/24	$388831	$350980	$461454

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Growth Fund, Class F Shares	42.71%	18.18%	14.54%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 1000 Growth Index (USD) (TR)	42.19%	19.74%	16.52%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,541,858,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 4,733
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,541,858	189	$4,733	65%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.2%
Energy	0.2%
Real Estate	0.7%
Utilities	1.2%
Cash Equivalent	2.0%
Materials	2.0%
U.S. Treasury Obligation	3.0%
Consumer Staples	3.6%
Financials	7.0%
Industrials	7.8%
Health Care	9.9%
Communication Services	11.0%
Consumer Discretionary	11.9%
Information Technology	39.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	10.1%
Apple Inc	7.7%
NVIDIA Corp	4.8%
Meta Platforms Inc, Cl A	4.3%
Amazon.com Inc, Cl A	4.2%
Alphabet Inc, Cl A	3.3%
U.S. Treasury Bill, 5.02%, 11/29/2024	3.0%
Broadcom Inc	2.6%
Eli Lilly & Co	1.9%
UnitedHealth Group Inc	1.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000018192
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class I
Trading Symbol	SPGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class I Shares	$135	1.11%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class I Shares modestly outperformed its benchmark, the Russell 1000 Growth Index, for the 12-month period ending September 30, 2024.

Fund performance for the reporting period was enhanced by favorable security selection within the industrials, consumer discretionary, and health care sectors. This was partially offset by the negative impact of an underweight position and stock selection in the semiconductor industry.

Among the Fund’s sub-advisors, Fred Alger Management, LLC outperformed the benchmark due to stock selection within the information technology, industrials, and health care sectors. PineStone Asset Management Inc.’s performance lagged due to an underweight to the information technology sector and holdings in the communication services, financials and health care sectors. Mackenzie Investments Corporation outperformed the benchmark due to an overweight to the utilities sector and favorable stock selection in the consumer discretionary sector. The outperformance of SEI’s Quantitative Investment Management (QIM) Team’s factor-based momentum strategy was attributable to stock selection in the industrials and information technology sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Large Cap Growth Fund, Class I Shares - $380305	S&P 500® Index (TR)* - $350980	Russell 1000 Growth Index (USD) (TR) - $461454
Sep/14	$100000	$100000	$100000
Sep/15	$102653	$99385	$103173
Sep/16	$112450	$114721	$117371
Sep/17	$131147	$136070	$143123
Sep/18	$163179	$160441	$180759
Sep/19	$166806	$167266	$187459
Sep/20	$223096	$192605	$257816
Sep/21	$280057	$250396	$328245
Sep/22	$212624	$211654	$254095
Sep/23	$267083	$257408	$324533
Sep/24	$380305	$350980	$461454

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Growth Fund, Class I Shares	42.39%	17.92%	14.29%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 1000 Growth Index (USD) (TR)	42.19%	19.74%	16.52%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,541,858,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 4,733
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,541,858	189	$4,733	65%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.2%
Energy	0.2%
Real Estate	0.7%
Utilities	1.2%
Cash Equivalent	2.0%
Materials	2.0%
U.S. Treasury Obligation	3.0%
Consumer Staples	3.6%
Financials	7.0%
Industrials	7.8%
Health Care	9.9%
Communication Services	11.0%
Consumer Discretionary	11.9%
Information Technology	39.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	10.1%
Apple Inc	7.7%
NVIDIA Corp	4.8%
Meta Platforms Inc, Cl A	4.3%
Amazon.com Inc, Cl A	4.2%
Alphabet Inc, Cl A	3.3%
U.S. Treasury Bill, 5.02%, 11/29/2024	3.0%
Broadcom Inc	2.6%
Eli Lilly & Co	1.9%
UnitedHealth Group Inc	1.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147387
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class Y
Trading Symbol	SLRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class Y Shares	$78	0.64%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares modestly outperformed its benchmark, the Russell 1000 Growth Index, for the 12-month period ending September 30, 2024.

Fund performance for the reporting period was enhanced by favorable security selection within the industrials, consumer discretionary, and health care sectors. This was partially offset by the negative impact of an underweight position and stock selection in the semiconductor industry.

Among the Fund’s sub-advisors, Fred Alger Management, LLC outperformed the benchmark due to stock selection within the information technology, industrials, and health care sectors. PineStone Asset Management Inc.’s performance lagged due to an underweight to the information technology sector and holdings in the communication services, financials and health care sectors. Mackenzie Investments Corporation outperformed the benchmark due to an overweight to the utilities sector and favorable stock selection in the consumer discretionary sector. The outperformance of SEI’s Quantitative Investment Management (QIM) Team’s factor-based momentum strategy was attributable to stock selection in the industrials and information technology sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Large Cap Growth Fund, Class Y Shares - $397577	S&P 500® Index (TR)* - $350980	Russell 1000 Growth Index (USD) (TR) - $461454
Sep/14	$100000	$100000	$100000
Sep/15	$102873	$99385	$103173
Sep/16	$113222	$114721	$117371
Sep/17	$132662	$136070	$143123
Sep/18	$165880	$160441	$180759
Sep/19	$170355	$167266	$187459
Sep/20	$228943	$192605	$257816
Sep/21	$288690	$250396	$328245
Sep/22	$220191	$211654	$254095
Sep/23	$277917	$257408	$324533
Sep/24	$397577	$350980	$461454

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Growth Fund, Class Y Shares	43.06%	18.47%	14.80%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Russell 1000 Growth Index (USD) (TR)	42.19%	19.74%	16.52%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,541,858,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 4,733
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,541,858	189	$4,733	65%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.2%
Energy	0.2%
Real Estate	0.7%
Utilities	1.2%
Cash Equivalent	2.0%
Materials	2.0%
U.S. Treasury Obligation	3.0%
Consumer Staples	3.6%
Financials	7.0%
Industrials	7.8%
Health Care	9.9%
Communication Services	11.0%
Consumer Discretionary	11.9%
Information Technology	39.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	10.1%
Apple Inc	7.7%
NVIDIA Corp	4.8%
Meta Platforms Inc, Cl A	4.3%
Amazon.com Inc, Cl A	4.2%
Alphabet Inc, Cl A	3.3%
U.S. Treasury Bill, 5.02%, 11/29/2024	3.0%
Broadcom Inc	2.6%
Eli Lilly & Co	1.9%
UnitedHealth Group Inc	1.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000198269
Shareholder Report [Line Items]
Fund Name	Large Cap Index Fund
Class Name	Class F
Trading Symbol	SLGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Large Cap Index Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Fund, Class F Shares	$29	0.25%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares achieved its objective of tracking, before fees and expenses, the performance of its benchmark, the Russell 1000 Index, for the 12-month period ending September 30, 2024.

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation. The sole sub-advisor as of September 30, 2024, was SSGA Funds Management, Inc.

The U.S. stock market rallied sharply during the reporting period, led by mega-cap growth stocks. The gains were concentrated in the higher-beta (a measure of an investment’s volatility relative to a benchmark) stocks, and low-beta stocks generally lagged in the bull market. The strongest-performing sector was information technology. The energy sector was the primary market laggard for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Large Cap Index Fund, Class F Shares - $221065	S&P 500® Index (TR)* - $228771	Russell 1000 Index (USD) - $225011
Jan/18	$100000	$100000	$100000
Sep/18	$104469	$104576	$104737
Sep/19	$108239	$109025	$108793
Sep/20	$125201	$125541	$126214
Sep/21	$163559	$163210	$165294
Sep/22	$135139	$137958	$136839
Sep/23	$163388	$167780	$165840
Sep/24	$221065	$228771	$225011

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Large Cap Index Fund, Class F Shares	35.30%	15.35%	12.63%
S&P 500® Index (TR)*	36.35%	15.98%	13.21%
Russell 1000 Index (USD)	35.68%	15.64%	12.93%

Performance Inception Date	Jan. 31, 2018
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,183,715,000
Holdings Count | Holding	1,018
Advisory Fees Paid, Amount	$ 221
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,183,715	1,018	$221	4%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Right	0.0%
Cash Collateral	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.8%
Utilities	2.4%
Materials	2.5%
Real Estate	2.6%
Energy	3.3%
Consumer Staples	5.6%
Communication Services	8.5%
Industrials	9.3%
Consumer Discretionary	10.2%
Health Care	11.3%
Financials	13.2%
Information Technology	29.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	6.3%
Microsoft Corp	5.9%
NVIDIA Corp	5.3%
Amazon.com Inc, Cl A	3.2%
Meta Platforms Inc, Cl A	2.3%
Alphabet Inc, Cl A	1.8%
Berkshire Hathaway Inc, Cl B	1.6%
Alphabet Inc, Cl C	1.5%
Broadcom Inc	1.5%
Tesla Inc	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000018201
Shareholder Report [Line Items]
Fund Name	Tax-Managed Large Cap Fund
Class Name	Class F
Trading Symbol	TMLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Tax-Managed Large Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Large Cap Fund, Class F Shares	$102	0.89%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 1000 Index, for the 12-month period ending September 30, 2024.

The Fund garnered a positive return for the reporting period, but underperformed the benchmark due to its tilt toward value stocks and away from the mega-cap growth stocks that led the market upturn over the period. An underweight to the information technology sector also was a detractor.

Among the Fund’s sub-advisors, Brandywine Global Investment Management, LLC lagged the benchmark due to its value orientation and stock selection within the energy and consumer discretionary sectors. LSV Asset Management lagged the benchmark due to its value orientation, an overweight allocation to the energy sector, an underweight to the information technology sector, and security selection within the industrials sector. PineStone Asset Management Inc.’s underperformance was attributable to its lower-beta (a measure of the volatility of an investment relative to a benchmark) tilt and security selection within the information technology and financials sectors. Mar Vista Investment Partners, LLC lagged the benchmark due to its lower-beta tilt, underweights to the mega-cap growth stocks that led the market upturn over the period, and stock selection within the information technology sector. SEI Investments Management Corporation’s (SIMC) factor-based momentum strategy outperformed the benchmark due to stock selection within the industrials and information technology sectors. SIMC’s factor-based quality strategy lagged the benchmark because of stock selection within the information technology sector.

Regarding the use of derivatives during the reporting period, the Fund employed equity index futures to provide stock-like performance to the liquidity reserve account, which contained cash available for fund withdrawals. This contributed positively to the Fund’s absolute return for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Managed Large Cap Fund, Class F Shares - $275767	S&P 500® Index (TR)* - $350980	Russell 1000 Index (USD) - $342568
Sep/14	$100000	$100000	$100000
Sep/15	$98013	$99385	$99386
Sep/16	$107250	$114721	$114226
Sep/17	$125683	$136070	$135402
Sep/18	$147033	$160441	$159456
Sep/19	$149118	$167266	$165632
Sep/20	$160807	$192605	$192155
Sep/21	$212005	$250396	$251653
Sep/22	$180806	$211654	$208330
Sep/23	$214152	$257408	$252483
Sep/24	$275767	$350980	$342568

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Large Cap Fund, Class F Shares	28.77%	13.08%	10.68%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 1000 Index (USD)	35.68%	15.64%	13.10%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 4,351,207,000
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 16,393
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,351,207	269	$16,393	15%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Real Estate	1.5%
Utilities	2.0%
Energy	3.4%
Materials	4.3%
Cash Equivalent	4.6%
Consumer Staples	6.5%
Communication Services	7.3%
Industrials	10.2%
Consumer Discretionary	10.4%
Health Care	13.5%
Financials	15.7%
Information Technology	23.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.8%
Apple Inc	3.7%
Johnson & Johnson	1.9%
Lowe's Cos Inc	1.8%
Oracle Corp, Cl B	1.8%
Alphabet Inc, Cl A	1.8%
Alphabet Inc, Cl C	1.7%
Moody's Corp	1.7%
JPMorgan Chase & Co	1.6%
UnitedHealth Group Inc	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

Coho Partners, Ltd. was terminated as a Fund sub-advisor during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000147392
Shareholder Report [Line Items]
Fund Name	Tax-Managed Large Cap Fund
Class Name	Class Y
Trading Symbol	STLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Tax-Managed Large Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Large Cap Fund, Class Y Shares	$73	0.64%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 1000 Index, for the 12-month period ending September 30, 2024.

The Fund garnered a positive return for the reporting period, but underperformed the benchmark due to its tilt toward value stocks and away from the mega-cap growth stocks that led the market upturn over the period. An underweight to the information technology sector also was a detractor.

Among the Fund’s sub-advisors, Brandywine Global Investment Management, LLC lagged the benchmark due to its value orientation and stock selection within the energy and consumer discretionary sectors. LSV Asset Management lagged the benchmark due to its value orientation, an overweight allocation to the energy sector, an underweight to the information technology sector, and security selection within the industrials sector. PineStone Asset Management Inc.’s underperformance was attributable to its lower-beta (a measure of the volatility of an investment relative to a benchmark) tilt and security selection within the information technology and financials sectors. Mar Vista Investment Partners, LLC lagged the benchmark due to its lower-beta tilt, underweights to the mega-cap growth stocks that led the market upturn over the period, and stock selection within the information technology sector. SEI Investments Management Corporation’s (SIMC) factor-based momentum strategy outperformed the benchmark due to stock selection within the industrials and information technology sectors. SIMC’s factor-based quality strategy lagged the benchmark because of stock selection within the information technology sector.

Regarding the use of derivatives during the reporting period, the Fund employed equity index futures to provide stock-like performance to the liquidity reserve account, which contained cash available for fund withdrawals. This contributed positively to the Fund’s absolute return for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Managed Large Cap Fund, Class Y Shares - $282512	S&P 500® Index (TR)* - $350980	Russell 1000 Index (USD) - $342568
Sep/14	$100000	$100000	$100000
Sep/15	$98137	$99385	$99386
Sep/16	$107704	$114721	$114226
Sep/17	$126573	$136070	$135402
Sep/18	$148369	$160441	$159456
Sep/19	$150849	$167266	$165632
Sep/20	$163084	$192605	$192155
Sep/21	$215572	$250396	$251653
Sep/22	$184343	$211654	$208330
Sep/23	$218802	$257408	$252483
Sep/24	$282512	$350980	$342568

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Large Cap Fund, Class Y Shares	29.12%	13.37%	10.94%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Russell 1000 Index (USD)	35.68%	15.64%	13.10%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 4,351,207,000
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 16,393
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,351,207	269	$16,393	15%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Real Estate	1.5%
Utilities	2.0%
Energy	3.4%
Materials	4.3%
Cash Equivalent	4.6%
Consumer Staples	6.5%
Communication Services	7.3%
Industrials	10.2%
Consumer Discretionary	10.4%
Health Care	13.5%
Financials	15.7%
Information Technology	23.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.8%
Apple Inc	3.7%
Johnson & Johnson	1.9%
Lowe's Cos Inc	1.8%
Oracle Corp, Cl B	1.8%
Alphabet Inc, Cl A	1.8%
Alphabet Inc, Cl C	1.7%
Moody's Corp	1.7%
JPMorgan Chase & Co	1.6%
UnitedHealth Group Inc	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

Coho Partners, Ltd. was terminated as a Fund sub-advisor during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000051280
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Fund
Class Name	Class F
Trading Symbol	SSPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the S&P 500 Index Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class F Shares	$29	0.25%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares achieved its objective of tracking, before fees and expenses, the performance of its benchmark, the S&P 500 Index, for the 12-month period ending September 30, 2024.

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation. The sole sub-advisor as of September 30, 2024, was SSGA Funds Management, Inc.

The U.S. stock market rallied sharply during the reporting period, led by mega-cap growth stocks. The gains were concentrated in the higher-beta (a measure of an investment’s volatility relative to a benchmark) stocks, and low-beta stocks generally lagged in the bull market. The strongest-performing sector was information technology. The energy sector was the primary market laggard for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	S&P 500 Index Fund, Class F Shares - $340656	S&P 500® Index (TR) - $350980
Sep/14	$100000	$100000
Sep/15	$99027	$99385
Sep/16	$113807	$114721
Sep/17	$134433	$136070
Sep/18	$158005	$160441
Sep/19	$164436	$167266
Sep/20	$188802	$192605
Sep/21	$244932	$250396
Sep/22	$206521	$211654
Sep/23	$250527	$257408
Sep/24	$340656	$350980

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
S&P 500 Index Fund, Class F Shares	35.98%	15.68%	13.04%
S&P 500® Index (TR)	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,029,295,000
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 197
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,029,295	505	$197	3%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Collateral	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.9%
Materials	2.2%
Real Estate	2.3%
Utilities	2.5%
Energy	3.2%
Consumer Staples	5.8%
Industrials	8.3%
Communication Services	8.7%
Consumer Discretionary	9.9%
Health Care	11.4%
Financials	12.6%
Information Technology	31.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	7.1%
Microsoft Corp	6.4%
NVIDIA Corp	6.0%
Amazon.com Inc, Cl A	3.5%
Meta Platforms Inc, Cl A	2.5%
Alphabet Inc, Cl A	2.0%
Berkshire Hathaway Inc, Cl B	1.7%
Alphabet Inc, Cl C	1.6%
Broadcom Inc	1.6%
Tesla Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000051282
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Fund
Class Name	Class I
Trading Symbol	SPIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the S&P 500 Index Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class I Shares	$77	0.65%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class I Shares achieved its objective of tracking, before fees and expenses, the performance of its benchmark, the S&P 500 Index, for the 12-month period ending September 30, 2024.

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation. The sole sub-advisor as of September 30, 2024, was SSGA Funds Management, Inc.

The U.S. stock market rallied sharply during the reporting period, led by mega-cap growth stocks. The gains were concentrated in the higher-beta (a measure of an investment’s volatility relative to a benchmark) stocks, and low-beta stocks generally lagged in the bull market. The strongest-performing sector was information technology. The energy sector was the primary market laggard for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	S&P 500 Index Fund, Class I Shares - $329281	S&P 500® Index (TR) - $350980
Sep/14	$100000	$100000
Sep/15	$98810	$99385
Sep/16	$113305	$114721
Sep/17	$133549	$136070
Sep/18	$156431	$160441
Sep/19	$162151	$167266
Sep/20	$185446	$192605
Sep/21	$239608	$250396
Sep/22	$201211	$211654
Sep/23	$243122	$257408
Sep/24	$329281	$350980

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
S&P 500 Index Fund, Class I Shares	35.44%	15.22%	12.66%
S&P 500® Index (TR)	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,029,295,000
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 197
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,029,295	505	$197	3%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Collateral	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.9%
Materials	2.2%
Real Estate	2.3%
Utilities	2.5%
Energy	3.2%
Consumer Staples	5.8%
Industrials	8.3%
Communication Services	8.7%
Consumer Discretionary	9.9%
Health Care	11.4%
Financials	12.6%
Information Technology	31.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	7.1%
Microsoft Corp	6.4%
NVIDIA Corp	6.0%
Amazon.com Inc, Cl A	3.5%
Meta Platforms Inc, Cl A	2.5%
Alphabet Inc, Cl A	2.0%
Berkshire Hathaway Inc, Cl B	1.7%
Alphabet Inc, Cl C	1.6%
Broadcom Inc	1.6%
Tesla Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000078067
Shareholder Report [Line Items]
Fund Name	Small Cap Fund
Class Name	Class F
Trading Symbol	SLLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Small Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class F Shares	$129	1.14%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares modestly underperformed its benchmark, the Russell 2000 Index, for the 12-month period ending September 30, 2024.

Los Angeles Capital Management LLC (LA Capital) was the top performing Fund sub-advisor over the reporting period. LA Capital’s trend-following approach benefited from momentum style tailwinds, as well as positive stock selection in the health care sector. Easterly Investment Partners LLC also outperformed the Fund’s benchmark, the Russell 2000 Index, bucking relatively modest returns from its value factor position through the merits of positive stock selection—namely in the financials and technology sectors. EAM Investors, LLC also outperformed the benchmark by a significant margin during the period, as the manager also benefited from momentum style tailwinds over the period. For the period in which they managed the Fund, both the quantitative investment management (QIM) team within SIMC and Hillsdale Investment Management (Hillsdale) contributed positively to Fund performance on momentum tailwinds as well. Leeward Investments LLC underperformed over this time frame due to the relatively modest returns from its the value factor position and quality headwinds. Copeland Capital Management, LLC also faced quality headwinds, though the sub-advisor surprisingly underperformed in the latter half of the reporting period when low-volatility strategies saw positive returns. This was attributable largely to poor performance in the energy sector.

On a sector basis, overall allocation effects had a somewhat negative effect on Fund performance due largely to a modest overweight allocation towards the end of the reporting period when the sector dramatically underperformed. Overall, stock selection bolstered Fund performance, however, particularly in the industrials and financials sectors. This was partially offset by the negative stock selection in technology.

The Fund’s substantial bias towards valuation was a prominent headwind to performance over the reporting period, as the factor failed to outperform. A similar dynamic emerged with the Fund’s higher-quality exposure as well. Momentum contributed modestly to Fund performance over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Small Cap Fund, Class F Shares - $214953	S&P 500® Index (TR)* - $350980	Russell 2000 Index (USD) - $232101
Sep/14	$100000	$100000	$100000
Sep/15	$99755	$99385	$101246
Sep/16	$107496	$114721	$116906
Sep/17	$122853	$136070	$141155
Sep/18	$141967	$160441	$162664
Sep/19	$126568	$167266	$148205
Sep/20	$123279	$192605	$148783
Sep/21	$187216	$250396	$219719
Sep/22	$153552	$211654	$168090
Sep/23	$170224	$257408	$183100
Sep/24	$214953	$350980	$232101

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Fund, Class F Shares	26.28%	11.17%	7.95%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 2000 Index (USD)	26.76%	9.39%	8.78%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 601,695,000
Holdings Count | Holding	676
Advisory Fees Paid, Amount	$ 3,234
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$601,695	676	$3,234	106%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Cash Equivalent	0.7%
Utilities	1.3%
Communication Services	1.8%
Consumer Staples	4.0%
Materials	4.7%
Real Estate	5.1%
Energy	5.2%
Information Technology	9.8%
Consumer Discretionary	12.3%
Health Care	14.5%
Industrials	18.2%
Financials	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Columbia Banking System Inc	1.1%
Hamilton Lane Inc, Cl A	1.1%
Modine Manufacturing Co	1.0%
Old National Bancorp/IN, Cl A	0.9%
Sprouts Farmers Market Inc	0.8%
Jackson Financial Inc, Cl A	0.8%
CNO Financial Group Inc	0.8%
Photronics Inc	0.7%
Urban Outfitters Inc	0.7%
Encompass Health Corp	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, Hillsdale was terminated and the QIM team was added to directly manage a sleeve of the Fund.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000147401
Shareholder Report [Line Items]
Fund Name	Small Cap Fund
Class Name	Class Y
Trading Symbol	SMYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Small Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class Y Shares	$101	0.89%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares modestly underperformed its benchmark, the Russell 2000 Index, for the 12-month period ending September 30, 2024.

Los Angeles Capital Management LLC (LA Capital) was the top performing Fund sub-advisor over the reporting period. LA Capital’s trend-following approach benefited from momentum style tailwinds, as well as positive stock selection in the health care sector. Easterly Investment Partners LLC also outperformed the Fund’s benchmark, the Russell 2000 Index, bucking relatively modest returns from its value factor position through the merits of positive stock selection—namely in the financials and technology sectors. EAM Investors, LLC also outperformed the benchmark by a significant margin during the period, as the manager also benefited from momentum style tailwinds over the period. For the period in which they managed the Fund, both the quantitative investment management (QIM) team within SIMC and Hillsdale Investment Management (Hillsdale) contributed positively to Fund performance on momentum tailwinds as well. Leeward Investments LLC underperformed over this time frame due to the relatively modest returns from its the value factor position and quality headwinds. Copeland Capital Management, LLC also faced quality headwinds, though the sub-advisor surprisingly underperformed in the latter half of the reporting period when low-volatility strategies saw positive returns. This was attributable largely to poor performance in the energy sector.

On a sector basis, overall allocation effects had a somewhat negative effect on Fund performance due largely to a modest overweight allocation towards the end of the reporting period when the sector dramatically underperformed. Overall, stock selection bolstered Fund performance, however, particularly in the industrials and financials sectors. This was partially offset by the negative stock selection in technology.

The Fund’s substantial bias towards valuation was a prominent headwind to performance over the reporting period, as the factor failed to outperform. A similar dynamic emerged with the Fund’s higher-quality exposure as well. Momentum contributed modestly to Fund performance over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Small Cap Fund, Class Y Shares - $220111	S&P 500® Index (TR)* - $350980	Russell 2000 Index (USD) - $232101
Sep/14	$100000	$100000	$100000
Sep/15	$99922	$99385	$101246
Sep/16	$107996	$114721	$116906
Sep/17	$123670	$136070	$141155
Sep/18	$143252	$160441	$162664
Sep/19	$127984	$167266	$148205
Sep/20	$125129	$192605	$148783
Sep/21	$190379	$250396	$219719
Sep/22	$156521	$211654	$168090
Sep/23	$174021	$257408	$183100
Sep/24	$220111	$350980	$232101

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Fund, Class Y Shares	26.49%	11.45%	8.21%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Russell 2000 Index (USD)	26.76%	9.39%	8.78%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 601,695,000
Holdings Count | Holding	676
Advisory Fees Paid, Amount	$ 3,234
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$601,695	676	$3,234	106%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Cash Equivalent	0.7%
Utilities	1.3%
Communication Services	1.8%
Consumer Staples	4.0%
Materials	4.7%
Real Estate	5.1%
Energy	5.2%
Information Technology	9.8%
Consumer Discretionary	12.3%
Health Care	14.5%
Industrials	18.2%
Financials	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Columbia Banking System Inc	1.1%
Hamilton Lane Inc, Cl A	1.1%
Modine Manufacturing Co	1.0%
Old National Bancorp/IN, Cl A	0.9%
Sprouts Farmers Market Inc	0.8%
Jackson Financial Inc, Cl A	0.8%
CNO Financial Group Inc	0.8%
Photronics Inc	0.7%
Urban Outfitters Inc	0.7%
Encompass Health Corp	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, Hillsdale was terminated and the QIM team was added to directly manage a sleeve of the Fund.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000018195
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class F
Trading Symbol	SESVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class F Shares	$127	1.14%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 2000 Value Index, for the 12-month period ending September 30, 2024.

Easterly Investment Partners LLC (Easterly) was the top performer among the Fund’s sub-advisors during the reporting period. Easterly outperformed the benchmark Russell 2000 Value Index due largely to positive stock selection within the information technology and financials sectors. Positions in Brinker International, Jackson Financial, and Super Micro Computer comprised a significant amount of Easterly’s outperformance relative to the benchmark. Easterly exited the position in Super Micro during the reporting period following the stock’s strong performance. During its time in the Fund, Leeward Investments LLC (Leeward) performed roughly in line with the benchmark. The manager faced quality style headwinds, but benefited from positive returns for low-volatility stocks in the latter half of the reporting period. For the period of time in which Cardinal Capital Management, L.L.C. (Cardinal) was in the Fund, the sub-advisor underperformed due to weak stock selection in the consumer discretionary, health care, and materials sectors. The value strategies of both LSV Asset Management and the Quantitative investment management (QIM) team within SIMC underperformed on value style headwinds.

The Fund’s overall sector allocation detracted modestly from performance, particularly an underweight allocation to financials and an overweight to consumer staples. This was partially offset by the positive impact of an underweight to utilities. Stock selection also weighed on performance, primarily within the health care sector, as the Fund did not hold several strong-performing biotechnology stocks—an industry in which the Fund’s sub-advisors are perennially underweight—as well as weak stock selection in health care providers and services.

At the factor level, Fund performance was hampered by a large overweight to the cheapest, highest-quality stocks in the Russell 2000 Value Index. Although there were modest tailwinds from the underperformance of expensive, low-quality stocks, there was a more significant headwind from the lagging performance of cheap, high-quality names.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Small Cap Value Fund, Class F Shares - $194094	S&P 500® Index (TR)* - $350980	Russell 2000 Value Index (USD) - $220417
Sep/14	$100000	$100000	$100000
Sep/15	$99245	$99385	$98398
Sep/16	$110761	$114721	$116905
Sep/17	$128054	$136070	$140928
Sep/18	$136771	$160441	$154074
Sep/19	$123615	$167266	$141370
Sep/20	$103803	$192605	$120334
Sep/21	$165496	$250396	$197257
Sep/22	$138044	$211654	$162370
Sep/23	$157344	$257408	$175103
Sep/24	$194094	$350980	$220417

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Value Fund, Class F Shares	23.36%	9.44%	6.86%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 2000 Value Index (USD)	25.88%	9.29%	8.22%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 367,694,000
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 2,027
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$367,694	446	$2,027	57%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.1%
Utilities	1.8%
Communication Services	2.0%
Consumer Staples	3.9%
Materials	6.1%
Real Estate	6.5%
Information Technology	6.7%
Health Care	7.1%
Energy	8.1%
Consumer Discretionary	13.2%
Industrials	15.2%
Financials	28.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
CNO Financial Group Inc	1.8%
Jackson Financial Inc, Cl A	1.7%
Columbia Banking System Inc	1.2%
Old National Bancorp/IN, Cl A	1.2%
Photronics Inc	1.0%
Commercial Metals Co, Cl A	0.9%
Zions Bancorp NA	0.9%
Highwoods Properties Inc	0.9%
Sanmina Corp	0.8%
OFG Bancorp	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, Cardinal was removed as a Fund sub-advisor, while Leeward was added as a Fund sub-advisor.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000018194
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class I
Trading Symbol	SMVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class I Shares	$152	1.36%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the Russell 2000 Value Index, for the 12-month period ending September 30, 2024.

Easterly Investment Partners LLC (Easterly) was the top performer among the Fund’s sub-advisors during the reporting period. Easterly outperformed the benchmark Russell 2000 Value Index due largely to positive stock selection within the information technology and financials sectors. Positions in Brinker International, Jackson Financial, and Super Micro Computer comprised a significant amount of Easterly’s outperformance relative to the benchmark. Easterly exited the position in Super Micro during the reporting period following the stock’s strong performance. During its time in the Fund, Leeward Investments LLC (Leeward) performed roughly in line with the benchmark. The manager faced quality style headwinds, but benefited from positive returns for low-volatility stocks in the latter half of the reporting period. For the period of time in which Cardinal Capital Management, L.L.C. (Cardinal) was in the Fund, the sub-advisor underperformed due to weak stock selection in the consumer discretionary, health care, and materials sectors. The value strategies of both LSV Asset Management and the Quantitative investment management (QIM) team within SIMC underperformed on value style headwinds.

The Fund’s overall sector allocation detracted modestly from performance, particularly an underweight allocation to financials and an overweight to consumer staples. This was partially offset by the positive impact of an underweight to utilities. Stock selection also weighed on performance, primarily within the health care sector, as the Fund did not hold several strong-performing biotechnology stocks—an industry in which the Fund’s sub-advisors are perennially underweight—as well as weak stock selection in health care providers and services.

At the factor level, Fund performance was hampered by a large overweight to the cheapest, highest-quality stocks in the Russell 2000 Value Index. Although there were modest tailwinds from the underperformance of expensive, low-quality stocks, there was a more significant headwind from the lagging performance of cheap, high-quality names.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Small Cap Value Fund, Class I Shares - $189789	S&P 500® Index (TR)* - $350980	Russell 2000 Value Index (USD) - $220417
Sep/14	$100000	$100000	$100000
Sep/15	$99013	$99385	$98398
Sep/16	$110238	$114721	$116905
Sep/17	$127177	$136070	$140928
Sep/18	$135561	$160441	$154074
Sep/19	$122239	$167266	$141370
Sep/20	$102438	$192605	$120334
Sep/21	$162926	$250396	$197257
Sep/22	$135609	$211654	$162370
Sep/23	$154194	$257408	$175103
Sep/24	$189789	$350980	$220417

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Value Fund, Class I Shares	23.08%	9.20%	6.62%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 2000 Value Index (USD)	25.88%	9.29%	8.22%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 367,694,000
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 2,027
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$367,694	446	$2,027	57%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.1%
Utilities	1.8%
Communication Services	2.0%
Consumer Staples	3.9%
Materials	6.1%
Real Estate	6.5%
Information Technology	6.7%
Health Care	7.1%
Energy	8.1%
Consumer Discretionary	13.2%
Industrials	15.2%
Financials	28.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
CNO Financial Group Inc	1.8%
Jackson Financial Inc, Cl A	1.7%
Columbia Banking System Inc	1.2%
Old National Bancorp/IN, Cl A	1.2%
Photronics Inc	1.0%
Commercial Metals Co, Cl A	0.9%
Zions Bancorp NA	0.9%
Highwoods Properties Inc	0.9%
Sanmina Corp	0.8%
OFG Bancorp	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, Cardinal was removed as a Fund sub-advisor, while Leeward was added as a Fund sub-advisor.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000147388
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class Y
Trading Symbol	SPVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class Y Shares	$100	0.89%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 2000 Value Index, for the 12-month period ending September 30, 2024.

Easterly Investment Partners LLC (Easterly) was the top performer among the Fund’s sub-advisors during the reporting period. Easterly outperformed the benchmark Russell 2000 Value Index due largely to positive stock selection within the information technology and financials sectors. Positions in Brinker International, Jackson Financial, and Super Micro Computer comprised a significant amount of Easterly’s outperformance relative to the benchmark. Easterly exited the position in Super Micro during the reporting period following the stock’s strong performance. During its time in the Fund, Leeward Investments LLC (Leeward) performed roughly in line with the benchmark. The manager faced quality style headwinds, but benefited from positive returns for low-volatility stocks in the latter half of the reporting period. For the period of time in which Cardinal Capital Management, L.L.C. (Cardinal) was in the Fund, the sub-advisor underperformed due to weak stock selection in the consumer discretionary, health care, and materials sectors. The value strategies of both LSV Asset Management and the Quantitative investment management (QIM) team within SIMC underperformed on value style headwinds.

The Fund’s overall sector allocation detracted modestly from performance, particularly an underweight allocation to financials and an overweight to consumer staples. This was partially offset by the positive impact of an underweight to utilities. Stock selection also weighed on performance, primarily within the health care sector, as the Fund did not hold several strong-performing biotechnology stocks—an industry in which the Fund’s sub-advisors are perennially underweight—as well as weak stock selection in health care providers and services.

At the factor level, Fund performance was hampered by a large overweight to the cheapest, highest-quality stocks in the Russell 2000 Value Index. Although there were modest tailwinds from the underperformance of expensive, low-quality stocks, there was a more significant headwind from the lagging performance of cheap, high-quality names.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Small Cap Value Fund, Class Y Shares - $198457	S&P 500® Index (TR)* - $350980	Russell 2000 Value Index (USD) - $220417
Sep/14	$100000	$100000	$100000
Sep/15	$99245	$99385	$98398
Sep/16	$111009	$114721	$116905
Sep/17	$128704	$136070	$140928
Sep/18	$137801	$160441	$154074
Sep/19	$124824	$167266	$141370
Sep/20	$105107	$192605	$120334
Sep/21	$168006	$250396	$197257
Sep/22	$140455	$211654	$162370
Sep/23	$160565	$257408	$175103
Sep/24	$198457	$350980	$220417

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Value Fund, Class Y Shares	23.60%	9.72%	7.09%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Russell 2000 Value Index (USD)	25.88%	9.29%	8.22%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 367,694,000
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 2,027
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$367,694	446	$2,027	57%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.1%
Utilities	1.8%
Communication Services	2.0%
Consumer Staples	3.9%
Materials	6.1%
Real Estate	6.5%
Information Technology	6.7%
Health Care	7.1%
Energy	8.1%
Consumer Discretionary	13.2%
Industrials	15.2%
Financials	28.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
CNO Financial Group Inc	1.8%
Jackson Financial Inc, Cl A	1.7%
Columbia Banking System Inc	1.2%
Old National Bancorp/IN, Cl A	1.2%
Photronics Inc	1.0%
Commercial Metals Co, Cl A	0.9%
Zions Bancorp NA	0.9%
Highwoods Properties Inc	0.9%
Sanmina Corp	0.8%
OFG Bancorp	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, Cardinal was removed as a Fund sub-advisor, while Leeward was added as a Fund sub-advisor.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000018191
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Class F
Trading Symbol	SSCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class F Shares	$127	1.11%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, the Russell 2000 Growth Index, for the 12-month period ending September 30, 2024.

The momentum managers garnered the highest returns among the Fund’s sub-advisors, as the momentum factor saw strong performance over the reporting period. The SIMC quantitative investment management (QIM) team’s momentum strategy benefited from tailwinds to the momentum factor as well as strong stock selection within the consumer discretionary sector. Jackson Creek Investment Advisors LLC outperformed on momentum tailwinds, and later in the period benefited from the positive returns of the lower-volatility factor. Stock selection in the consumer discretionary and health care sectors also enhanced performance. EAM Investors, LLC moderately outperformed the Fund’s benchmark due to momentum style tailwinds. However, the manager also faced moderate headwinds later in the reporting period due to the portfolio’s higher-volatility posture. For the period in which the sub-advisor was in the Fund, ArrowMark Colorado Holdings, LLC (ArrowMark) contributed positively to Fund performance due largely to a strength in the biotechnology space. For the period in which the manager was in the Fund, Polen Capital Management, LLC (Polen) underperformed the benchmark amid quality style headwinds and weak stock selection within the health care and consumer discretionary sectors.

Regarding sector allocation, Fund performance was hampered by an overweight allocation to the energy sector, which sold off late in the period, and an overall underweight to information technology, which performed well until late in the period. Performance benefited from stock selection in industrials, health care, consumer discretionary, and financials. This was only partially offset by weak stock selection in information technology.

Regarding factors, the Fund’s bias towards the cheapest names in the Russell 2000 Growth Index and its tilt towards the highest-quality names in the index hampered performance. The Fund’s positive momentum exposure had a positive impact. A slightly lower beta posture enhanced Fund performance over the period, while its somewhat smaller market-cap exposure was a modest detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Small Cap Growth Fund, Class F Shares - $220817	S&P 500® Index (TR)* - $350980	Russell 2000 Growth Index (USD) - $235600
Sep/14	$100000	$100000	$100000
Sep/15	$102505	$99385	$104044
Sep/16	$111214	$114721	$116658
Sep/17	$132640	$136070	$141134
Sep/18	$166130	$160441	$170863
Sep/19	$143049	$167266	$154402
Sep/20	$151175	$192605	$178666
Sep/21	$212804	$250396	$238099
Sep/22	$159137	$211654	$168403
Sep/23	$170771	$257408	$184556
Sep/24	$220817	$350980	$235600

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Growth Fund, Class F Shares	29.31%	9.07%	8.24%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 2000 Growth Index (USD)	27.66%	8.82%	8.95%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 364,360,000
Holdings Count | Holding	360
Advisory Fees Paid, Amount	$ 1,817
InvestmentCompanyPortfolioTurnover	192.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$364,360	360	$1,817	192%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.0%
Utilities	1.1%
Communication Services	1.4%
Materials	2.8%
Energy	3.1%
Real Estate	3.7%
Consumer Staples	4.1%
Consumer Discretionary	13.9%
Financials	14.9%
Information Technology	15.1%
Industrials	17.9%
Health Care	20.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Hamilton Lane Inc, Cl A	1.7%
Sprouts Farmers Market Inc	1.5%
ExlService Holdings Inc	1.2%
Modine Manufacturing Co	1.1%
Mr Cooper Group Inc	1.0%
Fabrinet	1.0%
CommVault Systems	1.0%
KB Home	1.0%
Badger Meter Inc	0.9%
Medpace Holdings Inc	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

Over the reporting period, ArrowMark was removed from the Fund’s sub-advisors, while Polen was added as a manager.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000018190
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Class I
Trading Symbol	SPWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class I Shares	$156	1.36%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class I Shares outperformed its benchmark, the Russell 2000 Growth Index, for the 12-month period ending September 30, 2024.

The momentum managers garnered the highest returns among the Fund’s sub-advisors, as the momentum factor saw strong performance over the reporting period. The SIMC quantitative investment management (QIM) team’s momentum strategy benefited from tailwinds to the momentum factor as well as strong stock selection within the consumer discretionary sector. Jackson Creek Investment Advisors LLC outperformed on momentum tailwinds, and later in the period benefited from the positive returns of the lower-volatility factor. Stock selection in the consumer discretionary and health care sectors also enhanced performance. EAM Investors, LLC moderately outperformed the Fund’s benchmark due to momentum style tailwinds. However, the manager also faced moderate headwinds later in the reporting period due to the portfolio’s higher-volatility posture. For the period in which the sub-advisor was in the Fund, ArrowMark Colorado Holdings, LLC (ArrowMark) contributed positively to Fund performance due largely to a strength in the biotechnology space. For the period in which the manager was in the Fund, Polen Capital Management, LLC (Polen) underperformed the benchmark amid quality style headwinds and weak stock selection within the health care and consumer discretionary sectors.

Regarding sector allocation, Fund performance was hampered by an overweight allocation to the energy sector, which sold off late in the period, and an overall underweight to information technology, which performed well until late in the period. Performance benefited from stock selection in industrials, health care, consumer discretionary, and financials. This was only partially offset by weak stock selection in information technology.

Regarding factors, the Fund’s bias towards the cheapest names in the Russell 2000 Growth Index and its tilt towards the highest-quality names in the index hampered performance. The Fund’s positive momentum exposure had a positive impact. A slightly lower beta posture enhanced Fund performance over the period, while its somewhat smaller market-cap exposure was a modest detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Small Cap Growth Fund, Class I Shares - $215312	S&P 500® Index (TR)* - $350980	Russell 2000 Growth Index (USD) - $235600
Sep/14	$100000	$100000	$100000
Sep/15	$102227	$99385	$104044
Sep/16	$110656	$114721	$116658
Sep/17	$131650	$136070	$141134
Sep/18	$164455	$160441	$170863
Sep/19	$141224	$167266	$154402
Sep/20	$148910	$192605	$178666
Sep/21	$209102	$250396	$238099
Sep/22	$155967	$211654	$168403
Sep/23	$166939	$257408	$184556
Sep/24	$215312	$350980	$235600

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Growth Fund, Class I Shares	28.98%	8.80%	7.97%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 2000 Growth Index (USD)	27.66%	8.82%	8.95%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 364,360,000
Holdings Count | Holding	360
Advisory Fees Paid, Amount	$ 1,817
InvestmentCompanyPortfolioTurnover	192.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$364,360	360	$1,817	192%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.0%
Utilities	1.1%
Communication Services	1.4%
Materials	2.8%
Energy	3.1%
Real Estate	3.7%
Consumer Staples	4.1%
Consumer Discretionary	13.9%
Financials	14.9%
Information Technology	15.1%
Industrials	17.9%
Health Care	20.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Hamilton Lane Inc, Cl A	1.7%
Sprouts Farmers Market Inc	1.5%
ExlService Holdings Inc	1.2%
Modine Manufacturing Co	1.1%
Mr Cooper Group Inc	1.0%
Fabrinet	1.0%
CommVault Systems	1.0%
KB Home	1.0%
Badger Meter Inc	0.9%
Medpace Holdings Inc	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

Over the reporting period, ArrowMark was removed from the Fund’s sub-advisors, while Polen was added as a manager.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000147386
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	SMAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class Y Shares	$99	0.86%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, the Russell 2000 Growth Index, for the 12-month period ending September 30, 2024.

The momentum managers garnered the highest returns among the Fund’s sub-advisors, as the momentum factor saw strong performance over the reporting period. The SIMC quantitative investment management (QIM) team’s momentum strategy benefited from tailwinds to the momentum factor as well as strong stock selection within the consumer discretionary sector. Jackson Creek Investment Advisors LLC outperformed on momentum tailwinds, and later in the period benefited from the positive returns of the lower-volatility factor. Stock selection in the consumer discretionary and health care sectors also enhanced performance. EAM Investors, LLC moderately outperformed the Fund’s benchmark due to momentum style tailwinds. However, the manager also faced moderate headwinds later in the reporting period due to the portfolio’s higher-volatility posture. For the period in which the sub-advisor was in the Fund, ArrowMark Colorado Holdings, LLC (ArrowMark) contributed positively to Fund performance due largely to a strength in the biotechnology space. For the period in which the manager was in the Fund, Polen Capital Management, LLC (Polen) underperformed the benchmark amid quality style headwinds and weak stock selection within the health care and consumer discretionary sectors.

Regarding sector allocation, Fund performance was hampered by an overweight allocation to the energy sector, which sold off late in the period, and an overall underweight to information technology, which performed well until late in the period. Performance benefited from stock selection in industrials, health care, consumer discretionary, and financials. This was only partially offset by weak stock selection in information technology.

Regarding factors, the Fund’s bias towards the cheapest names in the Russell 2000 Growth Index and its tilt towards the highest-quality names in the index hampered performance. The Fund’s positive momentum exposure had a positive impact. A slightly lower beta posture enhanced Fund performance over the period, while its somewhat smaller market-cap exposure was a modest detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Small Cap Growth Fund, Class Y Shares - $225802	S&P 500® Index (TR)* - $350980	Russell 2000 Growth Index (USD) - $235600
Sep/14	$100000	$100000	$100000
Sep/15	$102505	$99385	$104044
Sep/16	$111484	$114721	$116658
Sep/17	$133297	$136070	$141134
Sep/18	$167329	$160441	$170863
Sep/19	$144433	$167266	$154402
Sep/20	$153050	$192605	$178666
Sep/21	$215965	$250396	$238099
Sep/22	$161953	$211654	$168403
Sep/23	$174227	$257408	$184556
Sep/24	$225802	$350980	$235600

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Growth Fund, Class Y Shares	29.60%	9.35%	8.49%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Russell 2000 Growth Index (USD)	27.66%	8.82%	8.95%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 364,360,000
Holdings Count | Holding	360
Advisory Fees Paid, Amount	$ 1,817
InvestmentCompanyPortfolioTurnover	192.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$364,360	360	$1,817	192%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.0%
Utilities	1.1%
Communication Services	1.4%
Materials	2.8%
Energy	3.1%
Real Estate	3.7%
Consumer Staples	4.1%
Consumer Discretionary	13.9%
Financials	14.9%
Information Technology	15.1%
Industrials	17.9%
Health Care	20.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Hamilton Lane Inc, Cl A	1.7%
Sprouts Farmers Market Inc	1.5%
ExlService Holdings Inc	1.2%
Modine Manufacturing Co	1.1%
Mr Cooper Group Inc	1.0%
Fabrinet	1.0%
CommVault Systems	1.0%
KB Home	1.0%
Badger Meter Inc	0.9%
Medpace Holdings Inc	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

Over the reporting period, ArrowMark was removed from the Fund’s sub-advisors, while Polen was added as a manager.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000018202
Shareholder Report [Line Items]
Fund Name	Tax-Managed Small/Mid Cap Fund
Class Name	Class F
Trading Symbol	STMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Tax-Managed Small/Mid Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Small/Mid Cap Fund, Class F Shares	$126	1.11%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, the Russell 2500 Index, for the 12-month period ending September 30, 2024.

Hillsdale Investment Management Inc. was the top-performing Fund manager over the reporting period, benefiting mainly from positive momentum tailwinds. Easterly Investment Partners LLC also outperformed due to positive stock selection—namely in the financials and information technology sectors. Martingale Asset Management, LP bolstered Fund performance due to a positive trend for low-volatility stocks that developed in the latter half of the reporting period. During its tenure as a Fund manager, Geneva Capital Management LLC (Geneva) contributed positively to performance, attributable to tailwinds to low volatility, as well as positive stock selection within the information technology and consumer discretionary sectors. Additionally, the quantitative investment management (QIM) team’s momentum strategy outperformed due to momentum style tailwinds, partially offset by the strategy’s bias towards higher-quality names. Rice Hall James & Associates, LLC (Rice Hall) performed in line with the benchmark during its tenure as a Fund manager, while Cardinal Capital Management, LLC (Cardinal) underperformed on stock-specific results. QIM’s value strategy also underperformed as value remained largely out of favor.

Overall sector allocation hampered Fund performance for the reporting period due largely to an underweight allocation to the utilities and energy sectors. Stock selection bolstered Fund performance. Stock selection in the financials, information technology, consumer staples, and industrials sectors contributed to Fund performance, partially offset by holdings in health care.

The negative impact of an overweight allocation to the cheapest names in the index was offset by the positive contribution of an underweight to the most expensive stocks. The Fund’s high-quality exposure detracted from performance, while the exposure to the momentum factor had a positive impact. An underweight to the largest companies in the index detracted modestly from Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Managed Small/Mid Cap Fund, Class F Shares - $209997	S&P 500® Index (TR)* - $350980	Russell 2500 Index (USD) - $247726
Sep/14	$100000	$100000	$100000
Sep/15	$100579	$99385	$100379
Sep/16	$109181	$114721	$114869
Sep/17	$127643	$136070	$135307
Sep/18	$147281	$160441	$157218
Sep/19	$135104	$167266	$150859
Sep/20	$127710	$192605	$154207
Sep/21	$184567	$250396	$223644
Sep/22	$149574	$211654	$176438
Sep/23	$164850	$257408	$196348
Sep/24	$209997	$350980	$247726

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Small/Mid Cap Fund, Class F Shares	27.39%	9.22%	7.70%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 2500 Index (USD)	26.17%	10.43%	9.50%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 887,533,000
Holdings Count | Holding	646
Advisory Fees Paid, Amount	$ 4,767
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$887,533	646	$4,767	57%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Derivative Contracts (Net)	0.0%
Utilities	1.0%
Cash Equivalent	1.1%
Communication Services	2.2%
Energy	3.9%
Real Estate	4.0%
Consumer Staples	5.0%
Materials	6.1%
Consumer Discretionary	10.3%
Health Care	10.9%
Information Technology	13.6%
Industrials	20.4%
Financials	21.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	1.7%
Columbia Banking System Inc	1.2%
CNO Financial Group Inc	1.2%
Commercial Metals Co, Cl A	1.1%
Modine Manufacturing Co	1.0%
Pilgrim's Pride Corp	1.0%
Lincoln National Corp	1.0%
Axon Enterprise Inc	0.8%
Highwoods Properties Inc	0.8%
Delek US Holdings Inc	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, Rice Hall and Cardinal were removed as Fund managers, while Geneva was added. In addition, the QIM team was added to directly manage a sleeve of the Fund.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000147393
Shareholder Report [Line Items]
Fund Name	Tax-Managed Small/Mid Cap Fund
Class Name	Class Y
Trading Symbol	STMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Tax-Managed Small/Mid Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Small/Mid Cap Fund, Class Y Shares	$101	0.89%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, the Russell 2500 Index, for the 12-month period ending September 30, 2024.

Hillsdale Investment Management Inc. was the top-performing Fund manager over the reporting period, benefiting mainly from positive momentum tailwinds. Easterly Investment Partners LLC also outperformed due to positive stock selection—namely in the financials and information technology sectors. Martingale Asset Management, LP bolstered Fund performance due to a positive trend for low-volatility stocks that developed in the latter half of the reporting period. During its tenure as a Fund manager, Geneva Capital Management LLC (Geneva) contributed positively to performance, attributable to tailwinds to low volatility, as well as positive stock selection within the information technology and consumer discretionary sectors. Additionally, the quantitative investment management (QIM) team’s momentum strategy outperformed due to momentum style tailwinds, partially offset by the strategy’s bias towards higher-quality names. Rice Hall James & Associates, LLC (Rice Hall) performed in line with the benchmark during its tenure as a Fund manager, while Cardinal Capital Management, LLC (Cardinal) underperformed on stock-specific results. QIM’s value strategy also underperformed as value remained largely out of favor.

Overall sector allocation hampered Fund performance for the reporting period due largely to an underweight allocation to the utilities and energy sectors. Stock selection bolstered Fund performance. Stock selection in the financials, information technology, consumer staples, and industrials sectors contributed to Fund performance, partially offset by holdings in health care.

The negative impact of an overweight allocation to the cheapest names in the index was offset by the positive contribution of an underweight to the most expensive stocks. The Fund’s high-quality exposure detracted from performance, while the exposure to the momentum factor had a positive impact. An underweight to the largest companies in the index detracted modestly from Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Managed Small/Mid Cap Fund, Class Y Shares - $214554	S&P 500® Index (TR)* - $350980	Russell 2500 Index (USD) - $247726
Sep/14	$100000	$100000	$100000
Sep/15	$100746	$99385	$100379
Sep/16	$109603	$114721	$114869
Sep/17	$128392	$136070	$135307
Sep/18	$148543	$160441	$157218
Sep/19	$136480	$167266	$150859
Sep/20	$129389	$192605	$154207
Sep/21	$187367	$250396	$223644
Sep/22	$152120	$211654	$176438
Sep/23	$168077	$257408	$196348
Sep/24	$214554	$350980	$247726

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Small/Mid Cap Fund, Class Y Shares	27.65%	9.47%	7.93%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Russell 2500 Index (USD)	26.17%	10.43%	9.50%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 887,533,000
Holdings Count | Holding	646
Advisory Fees Paid, Amount	$ 4,767
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$887,533	646	$4,767	57%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Derivative Contracts (Net)	0.0%
Utilities	1.0%
Cash Equivalent	1.1%
Communication Services	2.2%
Energy	3.9%
Real Estate	4.0%
Consumer Staples	5.0%
Materials	6.1%
Consumer Discretionary	10.3%
Health Care	10.9%
Information Technology	13.6%
Industrials	20.4%
Financials	21.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	1.7%
Columbia Banking System Inc	1.2%
CNO Financial Group Inc	1.2%
Commercial Metals Co, Cl A	1.1%
Modine Manufacturing Co	1.0%
Pilgrim's Pride Corp	1.0%
Lincoln National Corp	1.0%
Axon Enterprise Inc	0.8%
Highwoods Properties Inc	0.8%
Delek US Holdings Inc	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, Rice Hall and Cardinal were removed as Fund managers, while Geneva was added. In addition, the QIM team was added to directly manage a sleeve of the Fund.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000018199
Shareholder Report [Line Items]
Fund Name	Mid-Cap Fund
Class Name	Class F
Trading Symbol	SEMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class F Shares	$112	0.98%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares modestly underperformed its benchmark, the Russell Midcap Index, for the 12-month period ending September 30, 2024.

Regarding the Fund’s sub-advisors, Los Angeles Capital Management LLC (LA Capital) outperformed the benchmark Russell Midcap Index over the reporting period. The trend-following manager’s performance benefited from positive results for the momentum factor and stock selection in the industrials, consumer discretionary, and energy sectors. LA Capital’s performance also was bolstered by sector positioning, namely underweight allocations to consumer staples and materials, and an overweight to financials. Leeward Investments, LLC underperformed the benchmark for the period, attributable largely to value and quality style headwinds. Weak stock selection in the consumer discretionary sector also detracted from the manager’s performance.

On a sector basis, Fund performance was enhanced by an overweight position in financials and underweight in materials. This was partially offset by the negative impact of a small overweight to energy. Fund performance benefited from stock selection in the industrials sector, though this was partially offset by weak selection in financials.

The Fund performance generally was bolstered by positive momentum exposure over the reporting period, as this factor garnered the highest returns. A more moderate overweight to the value style had no significant impact on Fund performance, as both the cheapest and most expensive stocks in the Russell Midcap Index underperformed. The Fund’s bias towards high-quality stocks within the index detracted somewhat from performance for the reporting period, while an active underweight allocation to the most volatile stocks in the index had a modestly positive impact.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Mid-Cap Fund, Class F Shares - $243497	S&P 500® Index (TR)* - $350980	Russell Midcap Index (USD) - $263963
Sep/14	$100000	$100000	$100000
Sep/15	$100673	$99385	$99752
Sep/16	$114869	$114721	$113966
Sep/17	$134988	$136070	$131430
Sep/18	$153091	$160441	$149804
Sep/19	$148342	$167266	$154576
Sep/20	$144081	$192605	$161613
Sep/21	$200983	$250396	$223200
Sep/22	$169480	$211654	$179912
Sep/23	$189421	$257408	$204103
Sep/24	$243497	$350980	$263963

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Mid-Cap Fund, Class F Shares	28.55%	10.42%	9.31%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell Midcap Index (USD)	29.33%	11.30%	10.19%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 84,078,000
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 329
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$84,078	321	$329	61%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Derivative Contracts (Net)	0.0%
Exchange Traded Fund	0.4%
Cash Equivalent	1.5%
Communication Services	2.6%
Materials	3.5%
Consumer Staples	3.6%
Energy	4.6%
Utilities	7.2%
Real Estate	8.4%
Health Care	10.0%
Consumer Discretionary	11.1%
Information Technology	11.8%
Industrials	17.2%
Financials	18.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Howmet Aerospace Inc	1.2%
Ross Stores Inc	1.0%
Omnicom Group Inc	1.0%
Allstate Corp/The	1.0%
NetApp Inc	0.9%
PulteGroup Inc	0.9%
Cboe Global Markets Inc	0.8%
Genpact Ltd	0.8%
Public Service Enterprise Group Inc	0.8%
Clean Harbors Inc	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000030067
Shareholder Report [Line Items]
Fund Name	Mid-Cap Fund
Class Name	Class I
Trading Symbol	SIPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class I Shares	$137	1.20%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class I Shares modestly underperformed its benchmark, the Russell Midcap Index, for the 12-month period ending September 30, 2024.

Regarding the Fund’s sub-advisors, Los Angeles Capital Management LLC (LA Capital) outperformed the benchmark Russell Midcap Index over the reporting period. The trend-following manager’s performance benefited from positive results for the momentum factor and stock selection in the industrials, consumer discretionary, and energy sectors. LA Capital’s performance also was bolstered by sector positioning, namely underweight allocations to consumer staples and materials, and an overweight to financials. Leeward Investments, LLC underperformed the benchmark for the period, attributable largely to value and quality style headwinds. Weak stock selection in the consumer discretionary sector also detracted from the manager’s performance.

On a sector basis, Fund performance was enhanced by an overweight position in financials and underweight in materials. This was partially offset by the negative impact of a small overweight to energy. Fund performance benefited from stock selection in the industrials sector, though this was partially offset by weak selection in financials.

The Fund performance generally was bolstered by positive momentum exposure over the reporting period, as this factor garnered the highest returns. A more moderate overweight to the value style had no significant impact on Fund performance, as both the cheapest and most expensive stocks in the Russell Midcap Index underperformed. The Fund’s bias towards high-quality stocks within the index detracted somewhat from performance for the reporting period, while an active underweight allocation to the most volatile stocks in the index had a modestly positive impact.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Mid-Cap Fund, Class I Shares - $238156	S&P 500® Index (TR)* - $350980	Russell Midcap Index (USD) - $263963
Sep/14	$100000	$100000	$100000
Sep/15	$100432	$99385	$99752
Sep/16	$114335	$114721	$113966
Sep/17	$134134	$136070	$131430
Sep/18	$151721	$160441	$149804
Sep/19	$146756	$167266	$154576
Sep/20	$142169	$192605	$161613
Sep/21	$197885	$250396	$223200
Sep/22	$166461	$211654	$179912
Sep/23	$185604	$257408	$204103
Sep/24	$238156	$350980	$263963

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Mid-Cap Fund, Class I Shares	28.31%	10.17%	9.07%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell Midcap Index (USD)	29.33%	11.30%	10.19%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 84,078,000
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 329
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$84,078	321	$329	61%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Derivative Contracts (Net)	0.0%
Exchange Traded Fund	0.4%
Cash Equivalent	1.5%
Communication Services	2.6%
Materials	3.5%
Consumer Staples	3.6%
Energy	4.6%
Utilities	7.2%
Real Estate	8.4%
Health Care	10.0%
Consumer Discretionary	11.1%
Information Technology	11.8%
Industrials	17.2%
Financials	18.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Howmet Aerospace Inc	1.2%
Ross Stores Inc	1.0%
Omnicom Group Inc	1.0%
Allstate Corp/The	1.0%
NetApp Inc	0.9%
PulteGroup Inc	0.9%
Cboe Global Markets Inc	0.8%
Genpact Ltd	0.8%
Public Service Enterprise Group Inc	0.8%
Clean Harbors Inc	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147391
Shareholder Report [Line Items]
Fund Name	Mid-Cap Fund
Class Name	Class Y
Trading Symbol	SFDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class Y Shares	$84	0.73%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares modestly underperformed its benchmark, the Russell Midcap Index, for the 12-month period ending September 30, 2024.

Regarding the Fund’s sub-advisors, Los Angeles Capital Management LLC (LA Capital) outperformed the benchmark Russell Midcap Index over the reporting period. The trend-following manager’s performance benefited from positive results for the momentum factor and stock selection in the industrials, consumer discretionary, and energy sectors. LA Capital’s performance also was bolstered by sector positioning, namely underweight allocations to consumer staples and materials, and an overweight to financials. Leeward Investments, LLC underperformed the benchmark for the period, attributable largely to value and quality style headwinds. Weak stock selection in the consumer discretionary sector also detracted from the manager’s performance.

On a sector basis, Fund performance was enhanced by an overweight position in financials and underweight in materials. This was partially offset by the negative impact of a small overweight to energy. Fund performance benefited from stock selection in the industrials sector, though this was partially offset by weak selection in financials.

The Fund performance generally was bolstered by positive momentum exposure over the reporting period, as this factor garnered the highest returns. A more moderate overweight to the value style had no significant impact on Fund performance, as both the cheapest and most expensive stocks in the Russell Midcap Index underperformed. The Fund’s bias towards high-quality stocks within the index detracted somewhat from performance for the reporting period, while an active underweight allocation to the most volatile stocks in the index had a modestly positive impact.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Mid-Cap Fund, Class Y Shares - $249009	S&P 500® Index (TR)* - $350980	Russell Midcap Index (USD) - $263963
Sep/14	$100000	$100000	$100000
Sep/15	$100673	$99385	$99752
Sep/16	$115126	$114721	$113966
Sep/17	$135664	$136070	$131430
Sep/18	$154219	$160441	$149804
Sep/19	$149820	$167266	$154576
Sep/20	$145917	$192605	$161613
Sep/21	$203999	$250396	$223200
Sep/22	$172418	$211654	$179912
Sep/23	$193174	$257408	$204103
Sep/24	$249009	$350980	$263963

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Mid-Cap Fund, Class Y Shares	28.90%	10.70%	9.55%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Russell Midcap Index (USD)	29.33%	11.30%	10.19%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 84,078,000
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 329
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$84,078	321	$329	61%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Derivative Contracts (Net)	0.0%
Exchange Traded Fund	0.4%
Cash Equivalent	1.5%
Communication Services	2.6%
Materials	3.5%
Consumer Staples	3.6%
Energy	4.6%
Utilities	7.2%
Real Estate	8.4%
Health Care	10.0%
Consumer Discretionary	11.1%
Information Technology	11.8%
Industrials	17.2%
Financials	18.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Howmet Aerospace Inc	1.2%
Ross Stores Inc	1.0%
Omnicom Group Inc	1.0%
Allstate Corp/The	1.0%
NetApp Inc	0.9%
PulteGroup Inc	0.9%
Cboe Global Markets Inc	0.8%
Genpact Ltd	0.8%
Public Service Enterprise Group Inc	0.8%
Clean Harbors Inc	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000018203
Shareholder Report [Line Items]
Fund Name	U.S. Managed Volatility Fund
Class Name	Class F
Trading Symbol	SVOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class F Shares	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 3000 ™ Index, for the 12-month period ending September 30, 2024.

The Fund recorded a positive absolute return for the reporting period, but underperformed the benchmark. Exposure to low-volatility and value stocks detracted from performance. Underweights to the mega-cap growth stocks that led the market upturn during the period, as well as defensive sector positioning, also weighed on performance. Exposure to relatively smaller-cap stocks was a common headwind among the Fund’s sub-advisors.

Among the Fund’s sub-advisors, Allspring Global Investments, LLC’s performance for the reporting period was bolstered by its less pronounced tilt toward value stocks; however, tilts toward low-volatility stocks detracted from performance. An overweight to consumer staples and an underweight to information technology weighed on performance, while an underweight to consumer discretionary was a contributor. Performance was hampered by stock selection in health care, while holdings in industrials and consumer staples had a slightly positive impact.

LSV Asset Management’s underperformance for the period was attributable largely to the manager’s tilt toward value stocks within the low-volatility segment of the market. An overweight to consumer staples and an underweight to information technology detracted from performance, while an underweight to consumer discretionary had a positive impact. Performance also was hampered by stock selection in information technology and health care. Holdings in utilities bolstered performance.

The quantitative investment management (QIM) team within SIMC outperformed the benchmark since it started to directly manage a sleeve of the Fund in June 2024. Tilts toward low-volatility and value stocks contributed slightly to performance as both asset classes performed well in the third quarter of 2024. QIM also benefited from an overweight to industrials, while an overweight to consumer staples was a detractor.

The Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This enhanced the Fund’s absolute return for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	U.S. Managed Volatility Fund, Class F Shares - $234492	S&P 500® Index (TR)* - $350980	Russell 3000 ™ Index (USD) - $334317
Sep/14	$100000	$100000	$100000
Sep/15	$104612	$99385	$99505
Sep/16	$117177	$114721	$114395
Sep/17	$131067	$136070	$135795
Sep/18	$146577	$160441	$159667
Sep/19	$158142	$167266	$164326
Sep/20	$150445	$192605	$188977
Sep/21	$181122	$250396	$249214
Sep/22	$170289	$211654	$205284
Sep/23	$187712	$257408	$247288
Sep/24	$234492	$350980	$334317

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
U.S. Managed Volatility Fund, Class F Shares	24.92%	8.20%	8.90%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 3000 ™ Index (USD)	35.19%	15.26%	12.83%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 648,141,000
Holdings Count | Holding	365
Advisory Fees Paid, Amount	$ 2,577
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$648,141	365	$2,577	54%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Real Estate	0.1%
Cash Equivalent	1.3%
Materials	2.4%
Energy	2.7%
Utilities	3.6%
Consumer Discretionary	8.5%
Communication Services	8.5%
Financials	11.9%
Industrials	13.6%
Information Technology	15.0%
Health Care	16.1%
Consumer Staples	16.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Verizon Communications Inc	1.8%
Amdocs Ltd	1.8%
AT&T Inc	1.7%
Cisco Systems Inc	1.7%
Gilead Sciences Inc	1.6%
Comcast Corp, Cl A	1.6%
Lockheed Martin Corp	1.6%
International Business Machines Corp	1.6%
Merck & Co Inc	1.4%
Bank of New York Mellon Corp/The	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

The QIM team was added to directly manage a portion of the Fund’s assets in June 2024. In addition, the advisory fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000036885
Shareholder Report [Line Items]
Fund Name	U.S. Managed Volatility Fund
Class Name	Class I
Trading Symbol	SEVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class I Shares	$129	1.15%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the Russell 3000 ™ Index, for the 12-month period ending September 30, 2024.

The Fund recorded a positive absolute return for the reporting period, but underperformed the benchmark. Exposure to low-volatility and value stocks detracted from performance. Underweights to the mega-cap growth stocks that led the market upturn during the period, as well as defensive sector positioning, also weighed on performance. Exposure to relatively smaller-cap stocks was a common headwind among the Fund’s sub-advisors.

Among the Fund’s sub-advisors, Allspring Global Investments, LLC’s performance for the reporting period was bolstered by its less pronounced tilt toward value stocks; however, tilts toward low-volatility stocks detracted from performance. An overweight to consumer staples and an underweight to information technology weighed on performance, while an underweight to consumer discretionary was a contributor. Performance was hampered by stock selection in health care, while holdings in industrials and consumer staples had a slightly positive impact.

LSV Asset Management’s underperformance for the period was attributable largely to the manager’s tilt toward value stocks within the low-volatility segment of the market. An overweight to consumer staples and an underweight to information technology detracted from performance, while an underweight to consumer discretionary had a positive impact. Performance also was hampered by stock selection in information technology and health care. Holdings in utilities bolstered performance.

The quantitative investment management (QIM) team within SIMC outperformed the benchmark since it started to directly manage a sleeve of the Fund in June 2024. Tilts toward low-volatility and value stocks contributed slightly to performance as both asset classes performed well in the third quarter of 2024. QIM also benefited from an overweight to industrials, while an overweight to consumer staples was a detractor.

The Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This enhanced the Fund’s absolute return for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	U.S. Managed Volatility Fund, Class I Shares - $228735	S&P 500® Index (TR)* - $350980	Russell 3000 ™ Index (USD) - $334317
Sep/14	$100000	$100000	$100000
Sep/15	$104425	$99385	$99505
Sep/16	$116706	$114721	$114395
Sep/17	$130215	$136070	$135795
Sep/18	$145257	$160441	$159667
Sep/19	$156324	$167266	$164326
Sep/20	$148248	$192605	$188977
Sep/21	$178146	$250396	$249214
Sep/22	$167000	$211654	$205284
Sep/23	$183512	$257408	$247288
Sep/24	$228735	$350980	$334317

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
U.S. Managed Volatility Fund, Class I Shares	24.64%	7.91%	8.63%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 3000 ™ Index (USD)	35.19%	15.26%	12.83%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 648,141,000
Holdings Count | Holding	365
Advisory Fees Paid, Amount	$ 2,577
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$648,141	365	$2,577	54%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Real Estate	0.1%
Cash Equivalent	1.3%
Materials	2.4%
Energy	2.7%
Utilities	3.6%
Consumer Discretionary	8.5%
Communication Services	8.5%
Financials	11.9%
Industrials	13.6%
Information Technology	15.0%
Health Care	16.1%
Consumer Staples	16.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Verizon Communications Inc	1.8%
Amdocs Ltd	1.8%
AT&T Inc	1.7%
Cisco Systems Inc	1.7%
Gilead Sciences Inc	1.6%
Comcast Corp, Cl A	1.6%
Lockheed Martin Corp	1.6%
International Business Machines Corp	1.6%
Merck & Co Inc	1.4%
Bank of New York Mellon Corp/The	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

The QIM team was added to directly manage a portion of the Fund’s assets in June 2024. In addition, the advisory fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000147394
Shareholder Report [Line Items]
Fund Name	U.S. Managed Volatility Fund
Class Name	Class Y
Trading Symbol	SUSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class Y Shares	$73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 3000 ™ Index, for the 12-month period ending September 30, 2024.

The Fund recorded a positive absolute return for the reporting period, but underperformed the benchmark. Exposure to low-volatility and value stocks detracted from performance. Underweights to the mega-cap growth stocks that led the market upturn during the period, as well as defensive sector positioning, also weighed on performance. Exposure to relatively smaller-cap stocks was a common headwind among the Fund’s sub-advisors.

Among the Fund’s sub-advisors, Allspring Global Investments, LLC’s performance for the reporting period was bolstered by its less pronounced tilt toward value stocks; however, tilts toward low-volatility stocks detracted from performance. An overweight to consumer staples and an underweight to information technology weighed on performance, while an underweight to consumer discretionary was a contributor. Performance was hampered by stock selection in health care, while holdings in industrials and consumer staples had a slightly positive impact.

LSV Asset Management’s underperformance for the period was attributable largely to the manager’s tilt toward value stocks within the low-volatility segment of the market. An overweight to consumer staples and an underweight to information technology detracted from performance, while an underweight to consumer discretionary had a positive impact. Performance also was hampered by stock selection in information technology and health care. Holdings in utilities bolstered performance.

The quantitative investment management (QIM) team within SIMC outperformed the benchmark since it started to directly manage a sleeve of the Fund in June 2024. Tilts toward low-volatility and value stocks contributed slightly to performance as both asset classes performed well in the third quarter of 2024. QIM also benefited from an overweight to industrials, while an overweight to consumer staples was a detractor.

The Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This enhanced the Fund’s absolute return for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	U.S. Managed Volatility Fund, Class Y Shares - $240172	S&P 500® Index (TR)* - $350980	Russell 3000 ™ Index (USD) - $334317
Sep/14	$100000	$100000	$100000
Sep/15	$104809	$99385	$99505
Sep/16	$117681	$114721	$114395
Sep/17	$131957	$136070	$135795
Sep/18	$147937	$160441	$159667
Sep/19	$160002	$167266	$164326
Sep/20	$152614	$192605	$188977
Sep/21	$184181	$250396	$249214
Sep/22	$173625	$211654	$205284
Sep/23	$191752	$257408	$247288
Sep/24	$240172	$350980	$334317

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
U.S. Managed Volatility Fund, Class Y Shares	25.25%	8.46%	9.16%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Russell 3000 ™ Index (USD)	35.19%	15.26%	12.83%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 648,141,000
Holdings Count | Holding	365
Advisory Fees Paid, Amount	$ 2,577
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$648,141	365	$2,577	54%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Real Estate	0.1%
Cash Equivalent	1.3%
Materials	2.4%
Energy	2.7%
Utilities	3.6%
Consumer Discretionary	8.5%
Communication Services	8.5%
Financials	11.9%
Industrials	13.6%
Information Technology	15.0%
Health Care	16.1%
Consumer Staples	16.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Verizon Communications Inc	1.8%
Amdocs Ltd	1.8%
AT&T Inc	1.7%
Cisco Systems Inc	1.7%
Gilead Sciences Inc	1.6%
Comcast Corp, Cl A	1.6%
Lockheed Martin Corp	1.6%
International Business Machines Corp	1.6%
Merck & Co Inc	1.4%
Bank of New York Mellon Corp/The	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

The QIM team was added to directly manage a portion of the Fund’s assets in June 2024. In addition, the advisory fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000030063
Shareholder Report [Line Items]
Fund Name	Global Managed Volatility Fund
Class Name	Class F
Trading Symbol	SVTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class F Shares	$123	1.11%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the MSCI World Index (Net), for the 12-month period ending September 30, 2024.

The Fund recorded a positive absolute return for the reporting period, but underperformed the benchmark. The Fund’s exposure to low-volatility stocks and value stocks detracted from performance. Underweight allocations to the mega-cap growth stocks that led the market upturn over the period, as well as defensive sector positioning, also weighed on Fund performance. Exposure to relatively smaller-cap stocks was a common headwind among the Fund’s sub-advisors.

Acadian Asset Management LLC’s (Acadian) performance benefited from its multi-factor model which dampened some headwinds over the reporting period. Acadian’s overweight allocation to the consumer staples sector and underweights to financials and information technology detracted from its performance, while underweights to energy and consumer discretionary bolstered performance.

Allspring Global Investments, LLC (Allspring) underperformed the benchmark largely due to its greater emphasis on defensive sector positioning and tilts toward low-volatility and value stocks. Overweights to consumer staples and health care, and an underweight to information technology, also detracted from performance. Allspring benefited from underweights to energy and consumer discretionary, and an overweight to communication services.

The quantitative investment management (QIM) team within SIMC performed in line with the benchmark since it started to directly manage a sleeve of the Fund in February 2024. Tilts toward low-volatility and value stocks slightly detracted from performance as both asset classes performed well in the third quarter of 2024. QIM benefited from an underweight to consumer discretionary and an overweight to utilities, and stock selection in consumer staples. An underweight to financials and stock selection in communication services hampered performance.

The Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This enhanced the Fund’s absolute return for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global Managed Volatility Fund, Class F Shares - $205597	MSCI ACWI ex-USA Index (Net) (USD)* - $166302	MSCI World Index (Net) (USD) - $261136
Sep/14	$100000	$100000	$100000
Sep/15	$105869	$87837	$94909
Sep/16	$119715	$95968	$105688
Sep/17	$133077	$114787	$124887
Sep/18	$143884	$116810	$138921
Sep/19	$150721	$115375	$141460
Sep/20	$144199	$118838	$156182
Sep/21	$164969	$147259	$201195
Sep/22	$149816	$110199	$161695
Sep/23	$168145	$132667	$197193
Sep/24	$205597	$166302	$261136

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global Managed Volatility Fund, Class F Shares	22.27%	6.41%	7.47%
MSCI ACWI ex-USA Index (Net) (USD)*	25.35%	7.59%	5.22%
MSCI World Index (Net) (USD)	32.43%	13.04%	10.07%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 845,086,000
Holdings Count | Holding	479
Advisory Fees Paid, Amount	$ 4,420
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$845,086	479	$4,420	85%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.1%
Other Countries	3.7%
Germany	1.1%
Norway	1.2%
Sweden	1.4%
Israel	1.8%
Canada	2.0%
France	2.6%
Hong Kong	2.7%
Netherlands	2.7%
Switzerland	4.2%
United Kingdom	5.1%
Japan	10.5%
United States	60.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kimberly-Clark Corp	1.7%
AT&T Inc	1.7%
Johnson & Johnson	1.6%
Electronic Arts Inc	1.5%
Walmart Inc	1.3%
Check Point Software Technologies Ltd	1.3%
Koninklijke Ahold Delhaize NV	1.3%
Novartis AG	1.3%
Motorola Solutions Inc	1.3%
Lockheed Martin Corp	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

The QIM team was added to directly manage a portion of the Fund’s assets during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000036887
Shareholder Report [Line Items]
Fund Name	Global Managed Volatility Fund
Class Name	Class I
Trading Symbol	SGMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class I Shares	$152	1.37%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the MSCI World Index (Net), for the 12-month period ending September 30, 2024.

The Fund recorded a positive absolute return for the reporting period, but underperformed the benchmark. The Fund’s exposure to low-volatility stocks and value stocks detracted from performance. Underweight allocations to the mega-cap growth stocks that led the market upturn over the period, as well as defensive sector positioning, also weighed on Fund performance. Exposure to relatively smaller-cap stocks was a common headwind among the Fund’s sub-advisors.

Acadian Asset Management LLC’s (Acadian) performance benefited from its multi-factor model which dampened some headwinds over the reporting period. Acadian’s overweight allocation to the consumer staples sector and underweights to financials and information technology detracted from its performance, while underweights to energy and consumer discretionary bolstered performance.

Allspring Global Investments, LLC (Allspring) underperformed the benchmark largely due to its greater emphasis on defensive sector positioning and tilts toward low-volatility and value stocks. Overweights to consumer staples and health care, and an underweight to information technology, also detracted from performance. Allspring benefited from underweights to energy and consumer discretionary, and an overweight to communication services.

The quantitative investment management (QIM) team within SIMC performed in line with the benchmark since it started to directly manage a sleeve of the Fund in February 2024. Tilts toward low-volatility and value stocks slightly detracted from performance as both asset classes performed well in the third quarter of 2024. QIM benefited from an underweight to consumer discretionary and an overweight to utilities, and stock selection in consumer staples. An underweight to financials and stock selection in communication services hampered performance.

The Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This enhanced the Fund’s absolute return for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global Managed Volatility Fund, Class I Shares - $200353	MSCI ACWI ex-USA Index (Net) (USD)* - $166302	MSCI World Index (Net) (USD) - $261136
Sep/14	$100000	$100000	$100000
Sep/15	$105428	$87837	$94909
Sep/16	$119106	$95968	$105688
Sep/17	$131965	$114787	$124887
Sep/18	$142356	$116810	$138921
Sep/19	$148696	$115375	$141460
Sep/20	$141983	$118838	$156182
Sep/21	$161870	$147259	$201195
Sep/22	$146710	$110199	$161695
Sep/23	$164413	$132667	$197193
Sep/24	$200353	$166302	$261136

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global Managed Volatility Fund, Class I Shares	21.86%	6.14%	7.20%
MSCI ACWI ex-USA Index (Net) (USD)*	25.35%	7.59%	5.22%
MSCI World Index (Net) (USD)	32.43%	13.04%	10.07%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 845,086,000
Holdings Count | Holding	479
Advisory Fees Paid, Amount	$ 4,420
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$845,086	479	$4,420	85%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.1%
Other Countries	3.7%
Germany	1.1%
Norway	1.2%
Sweden	1.4%
Israel	1.8%
Canada	2.0%
France	2.6%
Hong Kong	2.7%
Netherlands	2.7%
Switzerland	4.2%
United Kingdom	5.1%
Japan	10.5%
United States	60.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kimberly-Clark Corp	1.7%
AT&T Inc	1.7%
Johnson & Johnson	1.6%
Electronic Arts Inc	1.5%
Walmart Inc	1.3%
Check Point Software Technologies Ltd	1.3%
Koninklijke Ahold Delhaize NV	1.3%
Novartis AG	1.3%
Motorola Solutions Inc	1.3%
Lockheed Martin Corp	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

The QIM team was added to directly manage a portion of the Fund’s assets during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000147396
Shareholder Report [Line Items]
Fund Name	Global Managed Volatility Fund
Class Name	Class Y
Trading Symbol	SGLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class Y Shares	$96	0.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the MSCI World Index (Net), for the 12-month period ending September 30, 2024.

The Fund recorded a positive absolute return for the reporting period, but underperformed the benchmark. The Fund’s exposure to low-volatility stocks and value stocks detracted from performance. Underweight allocations to the mega-cap growth stocks that led the market upturn over the period, as well as defensive sector positioning, also weighed on Fund performance. Exposure to relatively smaller-cap stocks was a common headwind among the Fund’s sub-advisors.

Acadian Asset Management LLC’s (Acadian) performance benefited from its multi-factor model which dampened some headwinds over the reporting period. Acadian’s overweight allocation to the consumer staples sector and underweights to financials and information technology detracted from its performance, while underweights to energy and consumer discretionary bolstered performance.

Allspring Global Investments, LLC (Allspring) underperformed the benchmark largely due to its greater emphasis on defensive sector positioning and tilts toward low-volatility and value stocks. Overweights to consumer staples and health care, and an underweight to information technology, also detracted from performance. Allspring benefited from underweights to energy and consumer discretionary, and an overweight to communication services.

The quantitative investment management (QIM) team within SIMC performed in line with the benchmark since it started to directly manage a sleeve of the Fund in February 2024. Tilts toward low-volatility and value stocks slightly detracted from performance as both asset classes performed well in the third quarter of 2024. QIM benefited from an underweight to consumer discretionary and an overweight to utilities, and stock selection in consumer staples. An underweight to financials and stock selection in communication services hampered performance.

The Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This enhanced the Fund’s absolute return for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global Managed Volatility Fund, Class Y Shares - $210732	MSCI ACWI ex-USA Index (Net) (USD)* - $166302	MSCI World Index (Net) (USD) - $261136
Sep/14	$100000	$100000	$100000
Sep/15	$106065	$87837	$94909
Sep/16	$120371	$95968	$105688
Sep/17	$133996	$114787	$124887
Sep/18	$145332	$116810	$138921
Sep/19	$152527	$115375	$141460
Sep/20	$146311	$118838	$156182
Sep/21	$167752	$147259	$201195
Sep/22	$152740	$110199	$161695
Sep/23	$172011	$132667	$197193
Sep/24	$210732	$166302	$261136

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global Managed Volatility Fund, Class Y Shares	22.51%	6.68%	7.74%
MSCI ACWI ex-USA Index (Net) (USD)Footnote Reference*	25.35%	7.59%	5.22%
MSCI World Index (Net) (USD)	32.43%	13.04%	10.07%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 845,086,000
Holdings Count | Holding	479
Advisory Fees Paid, Amount	$ 4,420
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$845,086	479	$4,420	85%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.1%
Other Countries	3.7%
Germany	1.1%
Norway	1.2%
Sweden	1.4%
Israel	1.8%
Canada	2.0%
France	2.6%
Hong Kong	2.7%
Netherlands	2.7%
Switzerland	4.2%
United Kingdom	5.1%
Japan	10.5%
United States	60.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kimberly-Clark Corp	1.7%
AT&T Inc	1.7%
Johnson & Johnson	1.6%
Electronic Arts Inc	1.5%
Walmart Inc	1.3%
Check Point Software Technologies Ltd	1.3%
Koninklijke Ahold Delhaize NV	1.3%
Novartis AG	1.3%
Motorola Solutions Inc	1.3%
Lockheed Martin Corp	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

The QIM team was added to directly manage a portion of the Fund’s assets during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000047774
Shareholder Report [Line Items]
Fund Name	Tax-Managed Managed Volatility Fund
Class Name	Class F
Trading Symbol	TMMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Tax-Managed Managed Volatility Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Managed Volatility Fund, Class F Shares	$115	1.00%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 3000 TM Index, for the 12-month period ending September 30, 2024.

The Fund’s exposure to low-volatility and value stocks detracted from performance for the reporting period. Underweights to the mega-cap growth stocks that led the market upturn during the period, as well as defensive sector positioning, also weighed on performance. Exposure to relatively smaller-cap stocks was a common headwind among the Fund’s sub-advisors.

Among the Fund’s sub-advisors, LSV Asset Management outperformed the benchmark due to select holdings among the strong-performing “Magnificent Seven” mega-cap tech stocks. The strategy’s tilt toward value stocks within the low-volatility segment of the market weighed on performance. An overweight to consumer staples also was a detractor, while an underweight to consumer discretionary had a positive impact. Performance was hampered by stock selection in information technology, and benefited from holdings in industrials.

Allspring Global Investments, LLC underperformed over the period largely due to tilts toward low-volatility and value stocks, as well as greater emphasis on defensive sector positioning. An overweight to consumer staples and an underweight to information technology detracted from performance. Underweights to consumer discretionary and energy enhanced performance. Stock selection in health care and information technology weighed on performance, while holdings in energy had a positive impact.

The quantitative investment management (QIM) team within SIMC outperformed the benchmark since it started to directly manage a sleeve of the Fund in July 2024. Tilts toward low-volatility and value stocks contributed slightly to performance as both asset classes performed well in the third quarter of 2024. QIM benefited from an underweight to and stock selection in information technology, while stock selection in health care was a detractor.

The Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This enhanced the Fund’s absolute return for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Managed Managed Volatility Fund, Class F Shares - $268476	S&P 500® Index (TR)* - $350980	Russell 3000 ™ Index (USD) - $334317
Sep/14	$100000	$100000	$100000
Sep/15	$105916	$99385	$99505
Sep/16	$118879	$114721	$114395
Sep/17	$134138	$136070	$135795
Sep/18	$150582	$160441	$159667
Sep/19	$161360	$167266	$164326
Sep/20	$158887	$192605	$188977
Sep/21	$191873	$250396	$249214
Sep/22	$187123	$211654	$205284
Sep/23	$207672	$257408	$247288
Sep/24	$268476	$350980	$334317

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Managed Volatility Fund, Class F Shares	29.28%	10.72%	10.38%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 3000 ™ Index (USD)	35.19%	15.26%	12.83%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 846,039,000
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 3,516
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$846,039	131	$3,516	24%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
0.0%
Derivative Contracts (Net)	0.0%
Real Estate	0.3%
Energy	1.6%
Cash Equivalent	1.7%
Materials	2.0%
Utilities	4.1%
Consumer Discretionary	5.7%
Communication Services	6.7%
Industrials	14.4%
Financials	14.5%
Consumer Staples	15.6%
Health Care	16.1%
Information Technology	17.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Progressive Corp/The	3.7%
Apple Inc	3.1%
Microsoft Corp	3.1%
Motorola Solutions Inc	2.9%
Elevance Health Inc	2.5%
Republic Services Inc	2.5%
UnitedHealth Group Inc	2.3%
Oracle Corp, Cl B	2.2%
Eli Lilly & Co	2.1%
Synopsys Inc	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

The QIM team was added to directly manage a portion of the Fund’s assets in July 2024. In addition, the advisory fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000147398
Shareholder Report [Line Items]
Fund Name	Tax-Managed Managed Volatility Fund
Class Name	Class Y
Trading Symbol	STVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Tax-Managed Managed Volatility Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Managed Volatility Fund, Class Y Shares	$86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 3000 TM Index, for the 12-month period ending September 30, 2024.

The Fund’s exposure to low-volatility and value stocks detracted from performance for the reporting period. Underweights to the mega-cap growth stocks that led the market upturn during the period, as well as defensive sector positioning, also weighed on performance. Exposure to relatively smaller-cap stocks was a common headwind among the Fund’s sub-advisors.

Among the Fund’s sub-advisors, LSV Asset Management outperformed the benchmark due to select holdings among the strong-performing “Magnificent Seven” mega-cap tech stocks. The strategy’s tilt toward value stocks within the low-volatility segment of the market weighed on performance. An overweight to consumer staples also was a detractor, while an underweight to consumer discretionary had a positive impact. Performance was hampered by stock selection in information technology, and benefited from holdings in industrials.

Allspring Global Investments, LLC underperformed over the period largely due to tilts toward low-volatility and value stocks, as well as greater emphasis on defensive sector positioning. An overweight to consumer staples and an underweight to information technology detracted from performance. Underweights to consumer discretionary and energy enhanced performance. Stock selection in health care and information technology weighed on performance, while holdings in energy had a positive impact.

The quantitative investment management (QIM) team within SIMC outperformed the benchmark since it started to directly manage a sleeve of the Fund in July 2024. Tilts toward low-volatility and value stocks contributed slightly to performance as both asset classes performed well in the third quarter of 2024. QIM benefited from an underweight to and stock selection in information technology, while stock selection in health care was a detractor.

The Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This enhanced the Fund’s absolute return for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Managed Managed Volatility Fund, Class Y Shares - $274756	S&P 500® Index (TR)* - $350980	Russell 3000 ™ Index (USD) - $334317
Sep/14	$100000	$100000	$100000
Sep/15	$106062	$99385	$99505
Sep/16	$119239	$114721	$114395
Sep/17	$134885	$136070	$135795
Sep/18	$151883	$160441	$159667
Sep/19	$163160	$167266	$164326
Sep/20	$160981	$192605	$188977
Sep/21	$194976	$250396	$249214
Sep/22	$190531	$211654	$205284
Sep/23	$211989	$257408	$247288
Sep/24	$274756	$350980	$334317

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Managed Volatility Fund, Class Y Shares	29.61%	10.99%	10.64%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Russell 3000 ™ Index (USD)	35.19%	15.26%	12.83%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 846,039,000
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 3,516
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$846,039	131	$3,516	24%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
0.0%
Derivative Contracts (Net)	0.0%
Real Estate	0.3%
Energy	1.6%
Cash Equivalent	1.7%
Materials	2.0%
Utilities	4.1%
Consumer Discretionary	5.7%
Communication Services	6.7%
Industrials	14.4%
Financials	14.5%
Consumer Staples	15.6%
Health Care	16.1%
Information Technology	17.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Progressive Corp/The	3.7%
Apple Inc	3.1%
Microsoft Corp	3.1%
Motorola Solutions Inc	2.9%
Elevance Health Inc	2.5%
Republic Services Inc	2.5%
UnitedHealth Group Inc	2.3%
Oracle Corp, Cl B	2.2%
Eli Lilly & Co	2.1%
Synopsys Inc	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

The QIM team was added to directly manage a portion of the Fund’s assets in July 2024. In addition, the advisory fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000171910
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Managed Volatility Fund
Class Name	Class F
Trading Symbol	SMINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Tax-Managed International Managed Volatility Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed International Managed Volatility Fund, Class F Shares	$123	1.11%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the MSCI EAFE Index, for the 12-month period ending September 30, 2024.

The Fund recorded a positive absolute return for the reporting period, but underperformed the benchmark. Exposure to low-volatility and value stocks detracted from performance. Underweight allocations to the mega-cap growth stocks that led the market upturn over the period, as well as defensive sector positioning, also weighed on Fund performance. Defensive sector positioning and exposure to relatively smaller-cap stocks was a common headwind among the Fund’s sub-advisors.

Acadian Asset Management LLC’s performance benefited from its multi-factor model, which dampened some headwinds over the reporting period. An overweight to consumer staples and an underweight to financials, along with stock selection in communication services, detracted from performance, while underweights to energy and consumer discretionary, and stock selection in consumer staples and consumer discretionary, had a positive impact.

LSV Asset Management (LSV) underperformed largely due to its tilt toward low volatility and value stocks. An overweight to consumer staples and energy as well as an underweight to information technology detracted from performance, though this was partially offset by underweights to financials and consumer discretionary. LSV’s performance was hampered by stock selection in industrials and health care, but benefited from holdings in consumer staples.

Allspring Global Investments, LLC underperformed the benchmark largely due to its greater emphasis on defensive sector positioning and tilts toward low-volatility and value stocks. An overweight to consumer staples and stock selection in industrials also detracted from performance. Performance benefited from an underweight to energy and stock selection in consumer staples.

The Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This enhanced the Fund’s absolute return for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Managed International Managed Volatility Fund, Class F Shares - $145299	MSCI ACWI ex-USA Index (Net) (USD)* - $175816	MSCI EAFE Index (Net) (USD) - $183827
Oct/16	$100000	$100000	$100000
Sep/17	$115647	$121355	$122295
Sep/18	$116724	$123493	$125642
Sep/19	$113504	$121976	$123959
Sep/20	$110007	$125637	$124572
Sep/21	$124565	$155684	$156625
Sep/22	$98811	$116504	$117264
Sep/23	$119406	$140257	$147338
Sep/24	$145299	$175816	$183827

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Tax-Managed International Managed Volatility Fund, Class F Shares	21.68%	5.06%	4.81%
MSCI ACWI ex-USA Index (Net) (USD)*	25.35%	7.59%	7.44%
MSCI EAFE Index (Net) (USD)	24.77%	8.20%	7.95%

Performance Inception Date	Oct. 17, 2016
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 306,517,000
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 1,241
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$306,517	423	$1,241	59%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Other Countries	12.4%
Canada	2.4%
Denmark	2.8%
Sweden	2.9%
Netherlands	3.6%
Singapore	3.6%
Hong Kong	3.6%
Australia	5.4%
Germany	5.9%
France	8.4%
Switzerland	9.1%
United Kingdom	13.9%
Japan	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Novartis AG	1.8%
Koninklijke Ahold Delhaize NV	1.7%
GSK PLC	1.3%
Tesco PLC	1.3%
Deutsche Telekom AG	1.2%
BAE Systems PLC	1.2%
Orange SA	1.2%
Sanofi SA	1.1%
Imperial Brands PLC	1.1%
Henkel AG & Co KGaA	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

The administration fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000171911
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Managed Volatility Fund
Class Name	Class Y
Trading Symbol	SIMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Tax-Managed International Managed Volatility Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed International Managed Volatility Fund, Class Y Shares	$95	0.86%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the MSCI EAFE Index, for the 12-month period ending September 30, 2024.

The Fund recorded a positive absolute return for the reporting period, but underperformed the benchmark. Exposure to low-volatility and value stocks detracted from performance. Underweight allocations to the mega-cap growth stocks that led the market upturn over the period, as well as defensive sector positioning, also weighed on Fund performance. Defensive sector positioning and exposure to relatively smaller-cap stocks was a common headwind among the Fund’s sub-advisors.

Acadian Asset Management LLC’s performance benefited from its multi-factor model, which dampened some headwinds over the reporting period. An overweight to consumer staples and an underweight to financials, along with stock selection in communication services, detracted from performance, while underweights to energy and consumer discretionary, and stock selection in consumer staples and consumer discretionary, had a positive impact.

LSV Asset Management (LSV) underperformed largely due to its tilt toward low volatility and value stocks. An overweight to consumer staples and energy as well as an underweight to information technology detracted from performance, though this was partially offset by underweights to financials and consumer discretionary. LSV’s performance was hampered by stock selection in industrials and health care, but benefited from holdings in consumer staples.

Allspring Global Investments, LLC underperformed the benchmark largely due to its greater emphasis on defensive sector positioning and tilts toward low-volatility and value stocks. An overweight to consumer staples and stock selection in industrials also detracted from performance. Performance benefited from an underweight to energy and stock selection in consumer staples.

The Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This enhanced the Fund’s absolute return for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Managed International Managed Volatility Fund, Class Y Shares - $148083	MSCI ACWI ex-USA Index (Net) (USD)* - $175816	MSCI EAFE Index (Net) (USD) - $183827
Oct/16	$100000	$100000	$100000
Sep/17	$115904	$121355	$122295
Sep/18	$117245	$123493	$125642
Sep/19	$114350	$121976	$123959
Sep/20	$111101	$125637	$124572
Sep/21	$126076	$155684	$156625
Sep/22	$100308	$116504	$117264
Sep/23	$121392	$140257	$147338
Sep/24	$148083	$175816	$183827

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Tax-Managed International Managed Volatility Fund, Class Y Shares	21.99%	5.31%	5.06%
MSCI ACWI ex-USA Index (Net) (USD)*	25.35%	7.59%	7.44%
MSCI EAFE Index (Net) (USD)	24.77%	8.20%	7.95%

Performance Inception Date	Oct. 17, 2016
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 306,517,000
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 1,241
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$306,517	423	$1,241	59%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Other Countries	12.4%
Canada	2.4%
Denmark	2.8%
Sweden	2.9%
Netherlands	3.6%
Singapore	3.6%
Hong Kong	3.6%
Australia	5.4%
Germany	5.9%
France	8.4%
Switzerland	9.1%
United Kingdom	13.9%
Japan	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Novartis AG	1.8%
Koninklijke Ahold Delhaize NV	1.7%
GSK PLC	1.3%
Tesco PLC	1.3%
Deutsche Telekom AG	1.2%
BAE Systems PLC	1.2%
Orange SA	1.2%
Sanofi SA	1.1%
Imperial Brands PLC	1.1%
Henkel AG & Co KGaA	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

The administration fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000018189
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class F
Trading Symbol	SETAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class F Shares	$135	1.15%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, the Wilshire U.S. Real Estate Securities Index, for the 12-month period ending September 30, 2024.

Over the reporting period, the Fund’s sole sub-advisor—CenterSquare Investment Management (CenterSquare)—outperformed the benchmark for the reporting period. The manager modestly outperformed the index over the first three quarters of the reporting period, but this quickly accelerated in the third quarter of 2024, as the Federal Reserve (Fed) implemented its first rate cut since its rate-hiking regime began in March 2022, and investors diversified away from the concentrated technology sector into lower-volatility, “bond proxy” sectors of the market, including real estate.

CenterSquare’s performance benefited from both positive sector allocation and security selection during the reporting period. Overweight positions in telecommunications towers, banks, and specialized real estate investment trusts (REITs), as well as an underweight to industrial REITs, also had a positive impact on performance. Security selection in health care REITs was the largest contributor to the sub-advisor’s performance for the period.

At the security level, holdings in Prologis Inc., American Healthcare REIT, American Tower Corp., and Ventas Inc., were the largest contributors to CenterSquare’s performance for the period while positions in Welltower Inc., and Rexford Industrial Realty Inc., were the most notable detractors from performance.

As of the end of the reporting period, CenterSquare’s portfolio was most overweight to data center REITs, and the largest underweight was in multi-family residential REITs.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Real Estate Fund, Class F Shares - $218444	S&P 500® Index (TR)* - $350980	Wilshire US Real Estate Securities Index (RESI) (USD) - $214326
Sep/14	$100000	$100000	$100000
Sep/15	$111436	$99385	$112006
Sep/16	$130520	$114721	$132670
Sep/17	$129773	$136070	$133734
Sep/18	$136310	$160441	$139224
Sep/19	$159964	$167266	$164665
Sep/20	$137230	$192605	$135438
Sep/21	$189943	$250396	$187023
Sep/22	$156882	$211654	$154186
Sep/23	$161110	$257408	$160477
Sep/24	$218444	$350980	$214326

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Real Estate Fund, Class F Shares	35.59%	6.43%	8.13%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Wilshire US Real Estate Securities Index (RESI) (USD)	33.56%	5.41%	7.92%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 77,938,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 404
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$77,938	44	$404	46%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.9%
Real Estate	99.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Equinix Inc	9.5%
Prologis Inc	8.2%
Digital Realty Trust Inc, Cl A	5.1%
Welltower Inc	4.8%
Extra Space Storage Inc	4.6%
Ventas Inc	4.4%
Simon Property Group Inc	4.2%
Equity Residential	4.2%
UDR Inc	3.9%
Public Storage	3.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000036883
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class I
Trading Symbol	SEIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class I Shares	$161	1.37%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class I Shares outperformed its benchmark, the Wilshire U.S. Real Estate Securities Index, for the 12-month period ending September 30, 2024.

Over the reporting period, the Fund’s sole sub-advisor—CenterSquare Investment Management (CenterSquare)—outperformed the benchmark for the reporting period. The manager modestly outperformed the index over the first three quarters of the reporting period, but this quickly accelerated in the third quarter of 2024, as the Federal Reserve (Fed) implemented its first rate cut since its rate-hiking regime began in March 2022, and investors diversified away from the concentrated technology sector into lower-volatility, “bond proxy” sectors of the market, including real estate.

CenterSquare’s performance benefited from both positive sector allocation and security selection during the reporting period. Overweight positions in telecommunications towers, banks, and specialized real estate investment trusts (REITs), as well as an underweight to industrial REITs, also had a positive impact on performance. Security selection in health care REITs was the largest contributor to the sub-advisor’s performance for the period.

At the security level, holdings in Prologis Inc., American Healthcare REIT, American Tower Corp., and Ventas Inc., were the largest contributors to CenterSquare’s performance for the period while positions in Welltower Inc., and Rexford Industrial Realty Inc., were the most notable detractors from performance.

As of the end of the reporting period, CenterSquare’s portfolio was most overweight to data center REITs, and the largest underweight was in multi-family residential REITs.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Real Estate Fund, Class I Shares - $213677	S&P 500® Index (TR)* - $350980	Wilshire US Real Estate Securities Index (RESI) (USD) - $214326
Sep/14	$100000	$100000	$100000
Sep/15	$111160	$99385	$112006
Sep/16	$129951	$114721	$132670
Sep/17	$128908	$136070	$133734
Sep/18	$135093	$160441	$139224
Sep/19	$158137	$167266	$164665
Sep/20	$135392	$192605	$135438
Sep/21	$187031	$250396	$187023
Sep/22	$154234	$211654	$154186
Sep/23	$157990	$257408	$160477
Sep/24	$213677	$350980	$214326

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Real Estate Fund, Class I Shares	35.25%	6.20%	7.89%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Wilshire US Real Estate Securities Index (RESI) (USD)	33.56%	5.41%	7.92%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 77,938,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 404
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$77,938	44	$404	46%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.9%
Real Estate	99.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Equinix Inc	9.5%
Prologis Inc	8.2%
Digital Realty Trust Inc, Cl A	5.1%
Welltower Inc	4.8%
Extra Space Storage Inc	4.6%
Ventas Inc	4.4%
Simon Property Group Inc	4.2%
Equity Residential	4.2%
UDR Inc	3.9%
Public Storage	3.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147385
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class Y
Trading Symbol	SREYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class Y Shares	$106	0.90%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, the Wilshire U.S. Real Estate Securities Index, for the 12-month period ending September 30, 2024.

Over the reporting period, the Fund’s sole sub-advisor—CenterSquare Investment Management (CenterSquare)—outperformed the benchmark for the reporting period. The manager modestly outperformed the index over the first three quarters of the reporting period, but this quickly accelerated in the third quarter of 2024, as the Federal Reserve (Fed) implemented its first rate cut since its rate-hiking regime began in March 2022, and investors diversified away from the concentrated technology sector into lower-volatility, “bond proxy” sectors of the market, including real estate.

CenterSquare’s performance benefited from both positive sector allocation and security selection during the reporting period. Overweight positions in telecommunications towers, banks, and specialized real estate investment trusts (REITs), as well as an underweight to industrial REITs, also had a positive impact on performance. Security selection in health care REITs was the largest contributor to the sub-advisor’s performance for the period.

At the security level, holdings in Prologis Inc., American Healthcare REIT, American Tower Corp., and Ventas Inc., were the largest contributors to CenterSquare’s performance for the period while positions in Welltower Inc., and Rexford Industrial Realty Inc., were the most notable detractors from performance.

As of the end of the reporting period, CenterSquare’s portfolio was most overweight to data center REITs, and the largest underweight was in multi-family residential REITs.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Real Estate Fund, Class Y Shares - $223704	S&P 500® Index (TR)* - $350980	Wilshire US Real Estate Securities Index (RESI) (USD) - $214326
Sep/14	$100000	$100000	$100000
Sep/15	$111577	$99385	$112006
Sep/16	$131094	$114721	$132670
Sep/17	$130613	$136070	$133734
Sep/18	$137542	$160441	$139224
Sep/19	$161815	$167266	$164665
Sep/20	$139098	$192605	$135438
Sep/21	$193083	$250396	$187023
Sep/22	$159912	$211654	$154186
Sep/23	$164617	$257408	$160477
Sep/24	$223704	$350980	$214326

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Real Estate Fund, Class Y Shares	35.89%	6.69%	8.38%
S&P 500® Index (TR)Footnote Reference*	36.35%	15.98%	13.38%
Wilshire US Real Estate Securities Index (RESI) (USD)	33.56%	5.41%	7.92%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 77,938,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 404
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$77,938	44	$404	46%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.9%
Real Estate	99.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Equinix Inc	9.5%
Prologis Inc	8.2%
Digital Realty Trust Inc, Cl A	5.1%
Welltower Inc	4.8%
Extra Space Storage Inc	4.6%
Ventas Inc	4.4%
Simon Property Group Inc	4.2%
Equity Residential	4.2%
UDR Inc	3.9%
Public Storage	3.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000018187
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	Class F
Trading Symbol	TRLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class F Shares	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the 12-month period ending September 30, 2024.

The reporting period began with the Federal Reserve (Fed) pausing after hiking short-term interest rates 11 times for a cumulative 525 basis points (5.25%) during 2022 and early 2023. Despite some bumps in the road, inflation largely moderated during the first nine months of 2024, and the Fed began its rate-cutting cycle with an aggressive 50-basis-point (0.50%) reduction at its September 2024 meeting. Spread sectors benefited from moderating inflation, the Fed pivoting to easing, and solid fundamentals for both corporations and consumers.

A long duration posture contributed to the Fund’s outperformance versus the benchmark for the reporting period as yields fell across the U.S. Treasury yield curve. A steepening bias (which employs derivatives to benefit from escalating yield differences that occur as a result of increases in the yield spread between two Treasury securities of different maturities) bolstered Fund performance as short-term yields declined more sharply than long-term yields. An overweight position and security selection in the credit sector was a positive contributor to performance as corporate fundamentals remained relatively strong. An overweight allocation to agency mortgage-backed securities (MBS) also enhanced Fund performance for the period. Additionally, Fund performance was bolstered by both security selection and positioning within high-quality prime credit cards and auto asset-backed securities (ABS), as well as an allocation to AAA rated collateralized loan obligations (CLOs).

Among the Fund’s sub-advisors, Metropolitan West Asset Management LLC benefited from a long duration posture and an overweight to agency MBS. Western Asset Management Company Limited’s performance was boosted by a long duration posture and an overweight to corporate credit. Allspring Global Investments, LLC and MetLife Investment Management, LLC benefited from security selection in corporate bonds and securitized assets. Jennison Associates LLC’s steepening yield curve bias enhanced its performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Core Fixed Income Fund, Class F Shares - $119880	Bloomberg U.S. Aggregate Bond Index (USD) - $120044
Sep/14	$100000	$100000
Sep/15	$102364	$102941
Sep/16	$108135	$108286
Sep/17	$109241	$108364
Sep/18	$107567	$107047
Sep/19	$118806	$118068
Sep/20	$128018	$126315
Sep/21	$127912	$125184
Sep/22	$106555	$106908
Sep/23	$107026	$107597
Sep/24	$119880	$120044

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Core Fixed Income Fund, Class F Shares	12.01%	0.18%	1.83%
Bloomberg U.S. Aggregate Bond Index (USD)	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 3,643,395,000
Holdings Count | Holding	4,263
Advisory Fees Paid, Amount	$ 7,009
InvestmentCompanyPortfolioTurnover	333.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,643,395	4,263	$7,009	333%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.1%
Affiliated Partnership	0.0%
Loan Participations	0.2%
Municipal Bonds	0.2%
U.S. Government Agency Obligations	0.3%
Real Estate	0.8%
Materials	0.8%
Sovereign Debt	0.9%
Cash Equivalent	1.0%
Consumer Staples	1.3%
Consumer Discretionary	1.4%
Information Technology	1.4%
Industrials	2.2%
Utilities	2.2%
Communication Services	2.3%
Energy	2.5%
Health Care	2.7%
Asset-Backed Securities	8.7%
Financials	9.2%
U.S. Treasury Obligations	26.7%
Mortgage-Backed Securities	39.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.500%	09/30/29	5.2%
U.S. Treasury Notes	3.875%	08/15/34	2.4%
U.S. Treasury Bonds	4.125%	08/15/44	2.1%
U.S. Treasury Notes	3.500%	09/30/26	1.8%
U.S. Treasury Notes	3.375%	09/15/27	1.5%
U.S. Treasury Bonds	4.250%	08/15/54	1.4%
U.S. Treasury Notes	4.250%	02/28/31	1.4%
U.S. Treasury Bonds	1.750%	08/15/41	0.9%
U.S. Treasury Bonds	2.000%	11/15/41	0.8%
FNMA	3.500%	10/15/54	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

In the upcoming reporting period, Western Asset Management Company, LLC and Western Asset Management Company Limited will be removed from the Fund.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000018186
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	Class I
Trading Symbol	SCXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class I Shares	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class I Shares outperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the 12-month period ending September 30, 2024.

The reporting period began with the Federal Reserve (Fed) pausing after hiking short-term interest rates 11 times for a cumulative 525 basis points (5.25%) during 2022 and early 2023. Despite some bumps in the road, inflation largely moderated during the first nine months of 2024, and the Fed began its rate-cutting cycle with an aggressive 50-basis-point (0.50%) reduction at its September 2024 meeting. Spread sectors benefited from moderating inflation, the Fed pivoting to easing, and solid fundamentals for both corporations and consumers.

A long duration posture contributed to the Fund’s outperformance versus the benchmark for the reporting period as yields fell across the U.S. Treasury yield curve. A steepening bias (which employs derivatives to benefit from escalating yield differences that occur as a result of increases in the yield spread between two Treasury securities of different maturities) bolstered Fund performance as short-term yields declined more sharply than long-term yields. An overweight position and security selection in the credit sector was a positive contributor to performance as corporate fundamentals remained relatively strong. An overweight allocation to agency mortgage-backed securities (MBS) also enhanced Fund performance for the period. Additionally, Fund performance was bolstered by both security selection and positioning within high-quality prime credit cards and auto asset-backed securities (ABS), as well as an allocation to AAA rated collateralized loan obligations (CLOs).

Among the Fund’s sub-advisors, Metropolitan West Asset Management LLC benefited from a long duration posture and an overweight to agency MBS. Western Asset Management Company Limited’s performance was boosted by a long duration posture and an overweight to corporate credit. Allspring Global Investments, LLC and MetLife Investment Management, LLC benefited from security selection in corporate bonds and securitized assets. Jennison Associates LLC’s steepening yield curve bias enhanced its performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Core Fixed Income Fund, Class I Shares - $117324	Bloomberg U.S. Aggregate Bond Index (USD) - $120044
Sep/14	$100000	$100000
Sep/15	$102139	$102941
Sep/16	$107663	$108286
Sep/17	$108522	$108364
Sep/18	$106715	$107047
Sep/19	$117506	$118068
Sep/20	$126425	$126315
Sep/21	$126039	$125184
Sep/22	$104629	$106908
Sep/23	$104966	$107597
Sep/24	$117324	$120044

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Core Fixed Income Fund, Class I Shares	11.77%	-0.03%	1.61%
Bloomberg U.S. Aggregate Bond Index (USD)	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 3,643,395,000
Holdings Count | Holding	4,263
Advisory Fees Paid, Amount	$ 7,009
InvestmentCompanyPortfolioTurnover	333.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,643,395	4,263	$7,009	333%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.1%
Affiliated Partnership	0.0%
Loan Participations	0.2%
Municipal Bonds	0.2%
U.S. Government Agency Obligations	0.3%
Real Estate	0.8%
Materials	0.8%
Sovereign Debt	0.9%
Cash Equivalent	1.0%
Consumer Staples	1.3%
Consumer Discretionary	1.4%
Information Technology	1.4%
Industrials	2.2%
Utilities	2.2%
Communication Services	2.3%
Energy	2.5%
Health Care	2.7%
Asset-Backed Securities	8.7%
Financials	9.2%
U.S. Treasury Obligations	26.7%
Mortgage-Backed Securities	39.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.500%	09/30/29	5.2%
U.S. Treasury Notes	3.875%	08/15/34	2.4%
U.S. Treasury Bonds	4.125%	08/15/44	2.1%
U.S. Treasury Notes	3.500%	09/30/26	1.8%
U.S. Treasury Notes	3.375%	09/15/27	1.5%
U.S. Treasury Bonds	4.250%	08/15/54	1.4%
U.S. Treasury Notes	4.250%	02/28/31	1.4%
U.S. Treasury Bonds	1.750%	08/15/41	0.9%
U.S. Treasury Bonds	2.000%	11/15/41	0.8%
FNMA	3.500%	10/15/54	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

In the upcoming reporting period, Western Asset Management Company, LLC and Western Asset Management Company Limited will be removed from the Fund.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000147384
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	Class Y
Trading Symbol	SCFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class Y Shares	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the 12-month period ending September 30, 2024.

The reporting period began with the Federal Reserve (Fed) pausing after hiking short-term interest rates 11 times for a cumulative 525 basis points (5.25%) during 2022 and early 2023. Despite some bumps in the road, inflation largely moderated during the first nine months of 2024, and the Fed began its rate-cutting cycle with an aggressive 50-basis-point (0.50%) reduction at its September 2024 meeting. Spread sectors benefited from moderating inflation, the Fed pivoting to easing, and solid fundamentals for both corporations and consumers.

A long duration posture contributed to the Fund’s outperformance versus the benchmark for the reporting period as yields fell across the U.S. Treasury yield curve. A steepening bias (which employs derivatives to benefit from escalating yield differences that occur as a result of increases in the yield spread between two Treasury securities of different maturities) bolstered Fund performance as short-term yields declined more sharply than long-term yields. An overweight position and security selection in the credit sector was a positive contributor to performance as corporate fundamentals remained relatively strong. An overweight allocation to agency mortgage-backed securities (MBS) also enhanced Fund performance for the period. Additionally, Fund performance was bolstered by both security selection and positioning within high-quality prime credit cards and auto asset-backed securities (ABS), as well as an allocation to AAA rated collateralized loan obligations (CLOs).

Among the Fund’s sub-advisors, Metropolitan West Asset Management LLC benefited from a long duration posture and an overweight to agency MBS. Western Asset Management Company Limited’s performance was boosted by a long duration posture and an overweight to corporate credit. Allspring Global Investments, LLC and MetLife Investment Management, LLC benefited from security selection in corporate bonds and securitized assets. Jennison Associates LLC’s steepening yield curve bias enhanced its performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Core Fixed Income Fund, Class Y Shares - $122736	Bloomberg U.S. Aggregate Bond Index (USD) - $120044
Sep/14	$100000	$100000
Sep/15	$102429	$102941
Sep/16	$108475	$108286
Sep/17	$109855	$108364
Sep/18	$108539	$107047
Sep/19	$120169	$118068
Sep/20	$129758	$126315
Sep/21	$129971	$125184
Sep/22	$108445	$106908
Sep/23	$109314	$107597
Sep/24	$122736	$120044

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Core Fixed Income Fund, Class Y Shares	12.28%	0.42%	2.07%
Bloomberg U.S. Aggregate Bond Index (USD)	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 3,643,395,000
Holdings Count | Holding	4,263
Advisory Fees Paid, Amount	$ 7,009
InvestmentCompanyPortfolioTurnover	333.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,643,395	4,263	$7,009	333%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.1%
Affiliated Partnership	0.0%
Loan Participations	0.2%
Municipal Bonds	0.2%
U.S. Government Agency Obligations	0.3%
Real Estate	0.8%
Materials	0.8%
Sovereign Debt	0.9%
Cash Equivalent	1.0%
Consumer Staples	1.3%
Consumer Discretionary	1.4%
Information Technology	1.4%
Industrials	2.2%
Utilities	2.2%
Communication Services	2.3%
Energy	2.5%
Health Care	2.7%
Asset-Backed Securities	8.7%
Financials	9.2%
U.S. Treasury Obligations	26.7%
Mortgage-Backed Securities	39.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.500%	09/30/29	5.2%
U.S. Treasury Notes	3.875%	08/15/34	2.4%
U.S. Treasury Bonds	4.125%	08/15/44	2.1%
U.S. Treasury Notes	3.500%	09/30/26	1.8%
U.S. Treasury Notes	3.375%	09/15/27	1.5%
U.S. Treasury Bonds	4.250%	08/15/54	1.4%
U.S. Treasury Notes	4.250%	02/28/31	1.4%
U.S. Treasury Bonds	1.750%	08/15/41	0.9%
U.S. Treasury Bonds	2.000%	11/15/41	0.8%
FNMA	3.500%	10/15/54	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

In the upcoming reporting period, Western Asset Management Company, LLC and Western Asset Management Company Limited will be removed from the Fund.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000018196
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Class F
Trading Symbol	SHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class F Shares	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the ICE BofA U.S. High Yield Constrained Index, for the 12-month period ending September 30, 2024.

Detractors from Fund performance for the reporting period included security selection within the transportation, technology and electronics, and retail sectors. A longstanding allocation to structured credit, which is managed by SEI Investments Management Corporation, boosted Fund performance. Additional contributors to Fund performance included an underweight position and security selection within the leisure sector, and an overweight and security selection within the health care sector.

Among Fund managers, Ares Capital Management II LLC underperformed the Fund’s benchmark due to an underweight and selection within the telecommunications sector and security selection within basic industry. Benefit Street Partners, LLC underperformed due to security selection within the telecommunications sector and underweight exposure and security selection within technology and electronics. Brigade Capital Management, LP’s underperformance was attributable to security selection within the transportation and technology and electronics sectors. J.P. Morgan Investment Management, Inc. outperformed due to security selection within the capital goods and telecommunications sectors. T Rowe Price Associates, Inc.’s underperformance resulted from security selection within the capital goods sector and an underweight position and security selection within health care.

Regarding the use of derivatives during the reporting period, the Fund employed currency forwards to hedge the currency risk of a position. The currency forwards did not have a significant impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	High Yield Bond Fund, Class F Shares - $162100	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	ICE BofA U.S. High Yield Constrained Index (USD) - $162087
Sep/14	$100000	$100000	$100000
Sep/15	$96789	$102941	$96465
Sep/16	$106895	$108286	$108835
Sep/17	$117318	$108364	$118688
Sep/18	$121878	$107047	$122183
Sep/19	$127056	$118068	$129879
Sep/20	$126640	$126315	$132764
Sep/21	$149235	$125184	$147977
Sep/22	$129858	$106908	$127165
Sep/23	$141907	$107597	$140130
Sep/24	$162100	$120044	$162087

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
High Yield Bond Fund, Class F Shares	14.23%	4.99%	4.95%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.84%
ICE BofA U.S. High Yield Constrained Index (USD)	15.67%	4.53%	4.95%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,169,671,000
Holdings Count | Holding	1,258
Advisory Fees Paid, Amount	$ 4,950
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,169,671	1,258	$4,950	63%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Warrants	0.1%
Preferred Stock	1.1%
Cash Equivalent	1.8%
Utilities	2.2%
Consumer Staples	2.2%
Real Estate	2.3%
Information Technology	3.7%
Health Care	7.2%
Asset-Backed Securities	7.3%
Materials	8.1%
Industrials	8.5%
Financials	8.6%
Loan Participations	9.9%
Energy	11.3%
Communication Services	11.7%
Consumer Discretionary	13.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
TCP Whitney CLO, Ser 2017-1I, Cl SUB	0.000%	08/20/29	0.5%
DISH Network	11.750%	11/15/27	0.5%
Benefit Street Partners CLO V-B	0.000%	04/20/31	0.5%
Team Health Holdings, Inc., Extended Term Loan, 1st Lien, CME Term SOFR + 5.250%	10.502%	03/02/27	0.4%
Zayo Group Holdings Inc	4.000%	03/01/27	0.4%
CCO Holdings	4.500%	08/15/30	0.4%
Sabre GLBL	11.250%	12/15/27	0.4%
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB	0.000%	04/20/34	0.4%
CCO Holdings	4.250%	02/01/31	0.4%
Tronox	4.625%	03/15/29	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000036884
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Class I
Trading Symbol	SEIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class I Shares	$120	1.12%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the ICE BofA U.S. High Yield Constrained Index, for the 12-month period ending September 30, 2024.

Detractors from Fund performance for the reporting period included security selection within the transportation, technology and electronics, and retail sectors. A longstanding allocation to structured credit, which is managed by SEI Investments Management Corporation, boosted Fund performance. Additional contributors to Fund performance included an underweight position and security selection within the leisure sector, and an overweight and security selection within the health care sector.

Among Fund managers, Ares Capital Management II LLC underperformed the Fund’s benchmark due to an underweight and selection within the telecommunications sector and security selection within basic industry. Benefit Street Partners, LLC underperformed due to security selection within the telecommunications sector and underweight exposure and security selection within technology and electronics. Brigade Capital Management, LP’s underperformance was attributable to security selection within the transportation and technology and electronics sectors. J.P. Morgan Investment Management, Inc. outperformed due to security selection within the capital goods and telecommunications sectors. T Rowe Price Associates, Inc.’s underperformance resulted from security selection within the capital goods sector and an underweight position and security selection within health care.

Regarding the use of derivatives during the reporting period, the Fund employed currency forwards to hedge the currency risk of a position. The currency forwards did not have a significant impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	High Yield Bond Fund, Class I Shares - $157629	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	ICE BofA U.S. High Yield Constrained Index (USD) - $162087
Sep/14	$100000	$100000	$100000
Sep/15	$96093	$102941	$96465
Sep/16	$105655	$108286	$108835
Sep/17	$115853	$108364	$118688
Sep/18	$120034	$107047	$122183
Sep/19	$124583	$118068	$129879
Sep/20	$124006	$126315	$132764
Sep/21	$145977	$125184	$147977
Sep/22	$126791	$106908	$127165
Sep/23	$138336	$107597	$140130
Sep/24	$157629	$120044	$162087

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
High Yield Bond Fund, Class I Shares	13.95%	4.82%	4.66%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.84%
ICE BofA U.S. High Yield Constrained Index (USD)	15.67%	4.53%	4.95%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,169,671,000
Holdings Count | Holding	1,258
Advisory Fees Paid, Amount	$ 4,950
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,169,671	1,258	$4,950	63%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Warrants	0.1%
Preferred Stock	1.1%
Cash Equivalent	1.8%
Utilities	2.2%
Consumer Staples	2.2%
Real Estate	2.3%
Information Technology	3.7%
Health Care	7.2%
Asset-Backed Securities	7.3%
Materials	8.1%
Industrials	8.5%
Financials	8.6%
Loan Participations	9.9%
Energy	11.3%
Communication Services	11.7%
Consumer Discretionary	13.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
TCP Whitney CLO, Ser 2017-1I, Cl SUB	0.000%	08/20/29	0.5%
DISH Network	11.750%	11/15/27	0.5%
Benefit Street Partners CLO V-B	0.000%	04/20/31	0.5%
Team Health Holdings, Inc., Extended Term Loan, 1st Lien, CME Term SOFR + 5.250%	10.502%	03/02/27	0.4%
Zayo Group Holdings Inc	4.000%	03/01/27	0.4%
CCO Holdings	4.500%	08/15/30	0.4%
Sabre GLBL	11.250%	12/15/27	0.4%
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB	0.000%	04/20/34	0.4%
CCO Holdings	4.250%	02/01/31	0.4%
Tronox	4.625%	03/15/29	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147389
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Class Y
Trading Symbol	SIYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class Y Shares	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the ICE BofA U.S. High Yield Constrained Index, for the 12-month period ending September 30, 2024.

Detractors from Fund performance for the reporting period included security selection within the transportation, technology and electronics, and retail sectors. A longstanding allocation to structured credit, which is managed by SEI Investments Management Corporation, boosted Fund performance. Additional contributors to Fund performance included an underweight position and security selection within the leisure sector, and an overweight and security selection within the health care sector.

Among Fund managers, Ares Capital Management II LLC underperformed the Fund’s benchmark due to an underweight and selection within the telecommunications sector and security selection within basic industry. Benefit Street Partners, LLC underperformed due to security selection within the telecommunications sector and underweight exposure and security selection within technology and electronics. Brigade Capital Management, LP’s underperformance was attributable to security selection within the transportation and technology and electronics sectors. J.P. Morgan Investment Management, Inc. outperformed due to security selection within the capital goods and telecommunications sectors. T Rowe Price Associates, Inc.’s underperformance resulted from security selection within the capital goods sector and an underweight position and security selection within health care.

Regarding the use of derivatives during the reporting period, the Fund employed currency forwards to hedge the currency risk of a position. The currency forwards did not have a significant impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	High Yield Bond Fund, Class Y Shares - $165944	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	ICE BofA U.S. High Yield Constrained Index (USD) - $162087
Sep/14	$100000	$100000	$100000
Sep/15	$96915	$102941	$96465
Sep/16	$107303	$108286	$108835
Sep/17	$117898	$108364	$118688
Sep/18	$122937	$107047	$122183
Sep/19	$128476	$118068	$129879
Sep/20	$128368	$126315	$132764
Sep/21	$151647	$125184	$147977
Sep/22	$132286	$106908	$127165
Sep/23	$144916	$107597	$140130
Sep/24	$165944	$120044	$162087

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
High Yield Bond Fund, Class Y Shares	14.51%	5.25%	5.20%
Bloomberg U.S. Aggregate Bond Index (USD)Footnote Reference*	11.57%	0.33%	1.84%
ICE BofA U.S. High Yield Constrained Index (USD)	15.67%	4.53%	4.95%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,169,671,000
Holdings Count | Holding	1,258
Advisory Fees Paid, Amount	$ 4,950
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,169,671	1,258	$4,950	63%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Warrants	0.1%
Preferred Stock	1.1%
Cash Equivalent	1.8%
Utilities	2.2%
Consumer Staples	2.2%
Real Estate	2.3%
Information Technology	3.7%
Health Care	7.2%
Asset-Backed Securities	7.3%
Materials	8.1%
Industrials	8.5%
Financials	8.6%
Loan Participations	9.9%
Energy	11.3%
Communication Services	11.7%
Consumer Discretionary	13.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
TCP Whitney CLO, Ser 2017-1I, Cl SUB	0.000%	08/20/29	0.5%
DISH Network	11.750%	11/15/27	0.5%
Benefit Street Partners CLO V-B	0.000%	04/20/31	0.5%
Team Health Holdings, Inc., Extended Term Loan, 1st Lien, CME Term SOFR + 5.250%	10.502%	03/02/27	0.4%
Zayo Group Holdings Inc	4.000%	03/01/27	0.4%
CCO Holdings	4.500%	08/15/30	0.4%
Sabre GLBL	11.250%	12/15/27	0.4%
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB	0.000%	04/20/34	0.4%
CCO Holdings	4.250%	02/01/31	0.4%
Tronox	4.625%	03/15/29	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000167937
Shareholder Report [Line Items]
Fund Name	Conservative Income Fund
Class Name	Class F
Trading Symbol	COIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Conservative Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Income Fund, Class F Shares	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares performed in line with its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2024.

The reporting period began with the Federal Reserve (Fed) pausing after hiking short-term interest rates 11 times for a cumulative 525 basis points (5.25%) during 2022 and early 2023. Despite some bumps in the road, inflation largely moderated during the first nine months of 2024, and the Fed began its rate-cutting cycle with an aggressive 50-basis-point (0.50%) cut at its September 2024 meeting. The supply of U.S. Treasury bills during the reporting period remained elevated, with the Treasury decreasing the weighted average maturity of its issuance given demand at the front end of the yield curve. Government money market assets under management reached peak levels as the yield curve remain inverted (short-term yields exceeded longer-term yields). Fundamentals for banks, the primary issuers of certificates of deposit (CDs) and commercial paper, remained strong, with healthy balance sheets and reduced leverage profiles supporting the sector.

BlackRock Advisors, LLC (BlackRock) is the Fund’s sole sub-advisor. BlackRock’s performance for the reporting period benefited from positions in commercial paper and CDs, both of which offered higher yield relative to comparable-duration U.S. Treasurys. Fund performance over the full reporting period reflected the higher interest-rate environment. BlackRock adjusted the Fund’s weighted average maturity throughout the period as the Fed moved from being on hold to an interest-rate cut. BlackRock also reduced the Fund’s positions in floating-rate paper given the Fed’s pivot to easing monetary policy.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Conservative Income Fund, Class F Shares - $117724	Bloomberg U.S. Aggregate Bond Index (USD)* - $113850	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $117596
Apr/16	$100000	$100000	$100000
Sep/16	$100160	$102698	$100153
Sep/17	$100996	$102773	$100810
Sep/18	$102611	$101523	$102414
Sep/19	$104989	$111976	$104857
Sep/20	$105995	$119797	$106010
Sep/21	$106005	$118725	$106084
Sep/22	$106697	$101391	$106738
Sep/23	$111615	$102045	$111511
Sep/24	$117724	$113850	$117596

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Conservative Income Fund, Class F Shares	5.47%	2.32%	1.95%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.55%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	5.46%	2.32%	1.94%

Performance Inception Date	Apr. 22, 2016
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 721,772,000
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 374
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$721,772	144	$374

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligation	0.1%
Consumer Staples	0.2%
Financials	0.3%
Consumer Discretionary	0.5%
Certificates of Deposit	15.0%
Repurchase Agreements	20.2%
Commercial Paper	63.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Bank of America Securities	4.880%	10/01/24	12.5%
Goldman Sachs & Co	4.900%	10/01/24	6.9%
Landesbank Baden-Wuerttemberg NY	4.841%	10/01/24	4.7%
Overwatch Alpha Funding	4.841%	10/01/24	3.5%
Automatic Data Processing	4.831%	10/02/24	2.8%
Chesham Finance	4.851%	10/01/24	2.6%
Bayerische Landesbank	4.835%	10/01/24	1.9%
MUFG Bank	4.850%	10/01/24	1.8%
Cabot Trail Funding	4.831%	10/01/24	1.4%
Lime Funding	4.845%	10/02/24	1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000167938
Shareholder Report [Line Items]
Fund Name	Conservative Income Fund
Class Name	Class Y
Trading Symbol	COIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Conservative Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Income Fund, Class Y Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares performed in line with its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2024.

The reporting period began with the Federal Reserve (Fed) pausing after hiking short-term interest rates 11 times for a cumulative 525 basis points (5.25%) during 2022 and early 2023. Despite some bumps in the road, inflation largely moderated during the first nine months of 2024, and the Fed began its rate-cutting cycle with an aggressive 50-basis-point (0.50%) cut at its September 2024 meeting. The supply of U.S. Treasury bills during the reporting period remained elevated, with the Treasury decreasing the weighted average maturity of its issuance given demand at the front end of the yield curve. Government money market assets under management reached peak levels as the yield curve remain inverted (short-term yields exceeded longer-term yields). Fundamentals for banks, the primary issuers of certificates of deposit (CDs) and commercial paper, remained strong, with healthy balance sheets and reduced leverage profiles supporting the sector.

BlackRock Advisors, LLC (BlackRock) is the Fund’s sole sub-advisor. BlackRock’s performance for the reporting period benefited from positions in commercial paper and CDs, both of which offered higher yield relative to comparable-duration U.S. Treasurys. Fund performance over the full reporting period reflected the higher interest-rate environment. BlackRock adjusted the Fund’s weighted average maturity throughout the period as the Fed moved from being on hold to an interest-rate cut. BlackRock also reduced the Fund’s positions in floating-rate paper given the Fed’s pivot to easing monetary policy.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Conservative Income Fund, Class Y Shares - $118732	Bloomberg U.S. Aggregate Bond Index (USD)* - $113850	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $117596
Apr/16	$100000	$100000	$100000
Sep/16	$100203	$102698	$100153
Sep/17	$101147	$102773	$100810
Sep/18	$102867	$101523	$102414
Sep/19	$105357	$111976	$104857
Sep/20	$106469	$119797	$106010
Sep/21	$106586	$118725	$106084
Sep/22	$107329	$101391	$106738
Sep/23	$112457	$102045	$111511
Sep/24	$118732	$113850	$117596

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Conservative Income Fund, Class Y Shares	5.58%	2.42%	2.05%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.55%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	5.46%	2.32%	1.94%

Performance Inception Date	Apr. 22, 2016
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 721,772,000
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 374
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$721,772	144	$374

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligation	0.1%
Consumer Staples	0.2%
Financials	0.3%
Consumer Discretionary	0.5%
Certificates of Deposit	15.0%
Repurchase Agreements	20.2%
Commercial Paper	63.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Bank of America Securities	4.880%	10/01/24	12.5%
Goldman Sachs & Co	4.900%	10/01/24	6.9%
Landesbank Baden-Wuerttemberg NY	4.841%	10/01/24	4.7%
Overwatch Alpha Funding	4.841%	10/01/24	3.5%
Automatic Data Processing	4.831%	10/02/24	2.8%
Chesham Finance	4.851%	10/01/24	2.6%
Bayerische Landesbank	4.835%	10/01/24	1.9%
MUFG Bank	4.850%	10/01/24	1.8%
Cabot Trail Funding	4.831%	10/01/24	1.4%
Lime Funding	4.845%	10/02/24	1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000167939
Shareholder Report [Line Items]
Fund Name	Tax-Free Conservative Income Fund
Class Name	Class F
Trading Symbol	TFCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Tax-Free Conservative Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Conservative Income Fund, Class F Shares	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2024. Although the Fund’s performance is benchmarked against the return of the ICE BofA U.S. 3-Month Treasury Bill Index, an investment in the Fund differs from an investment in U.S. Treasury bills as the Fund invests in tax-exempt securities issued by state governments and local municipalities. Among other things, Treasury bills are backed by the full faith and credit of the U.S. government and have a fixed rate of return. Investors in Treasury bills do not risk losing their investment, whereas loss of money is a risk of investing in the Fund.

The reporting period began with the Federal Reserve (Fed) pausing after hiking short-term interest rates 11 times for a cumulative 525 basis points (5.25%) during 2022 and early 2023. Despite some bumps in the road, inflation largely moderated during the first nine months of 2024, and the Fed began its rate-cutting cycle with an aggressive 50-basis-point (0.50%) reduction at its September 2024 meeting. Yields on municipal bonds moved lower along with Treasury yields during the period. The municipal sector continued to benefit from healthy labor and real estate markets, which resulted in strong tax receipts, combined with budget surpluses that were accumulated during the COVID-19 pandemic of the early 2020s.

BlackRock Advisors, LLC, the Fund’s sole sub-advisor, recorded a positive absolute return during the reporting period, benefiting from a position in municipal commercial paper and certificates of deposit. The manager increased these allocations during the period as the Fund moved to extend its weighted average maturity. The Fund’s positions in variable-rate demand notes (VRDNs) linked to the SIFMA Municipal Swap Index (which tracks the performance of tax-exempt 7-day floating-rate municipal notes) also had a slightly positive impact on performance. Given their floating-rate structure, the Fund’s holdings in VRDNs were reduced over the period as yields moved lower.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Free Conservative Income Fund, Class F Shares - $110612	Bloomberg U.S. Aggregate Bond Index (USD)* - $113850	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $117596
Apr/16	$100000	$100000	$100000
Sep/16	$100116	$102698	$100153
Sep/17	$100631	$102773	$100810
Sep/18	$101626	$101523	$102414
Sep/19	$103019	$111976	$104857
Sep/20	$103683	$119797	$106010
Sep/21	$103693	$118725	$106084
Sep/22	$103990	$101391	$106738
Sep/23	$107027	$102045	$111511
Sep/24	$110612	$113850	$117596

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Tax-Free Conservative Income Fund, Class F Shares	3.35%	1.43%	1.20%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.55%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	5.46%	2.32%	1.94%

Performance Inception Date	Apr. 22, 2016
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 191,097,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 106
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$191,097	97	$106

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Tax-Exempt Commercial Paper	17.0%
Municipal Bonds	84.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project	3.310%	12/01/41	3.9%
Lucie County, Florida Power & Light Project, Ser R	3.250%	09/01/28	3.7%
Little Falls	5.000%	12/13/24	3.2%
Colorado Springs, Utilities System Revenue, Ser C-REMK	3.130%	11/01/28	3.0%
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project	3.210%	03/01/39	2.8%
Lincoln, Electrical System Revenue	3.280%	11/13/24	2.6%
New York City, Sub-Ser D-4	2.200%	08/01/40	2.6%
University of Texas	3.150%	01/14/25	2.4%
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S	3.150%	05/15/62	2.4%
Northampton County, General Purpose Authority, St. Luke's University Health Network Project	2.200%	08/15/54	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000167940
Shareholder Report [Line Items]
Fund Name	Tax-Free Conservative Income Fund
Class Name	Class Y
Trading Symbol	TFCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Tax-Free Conservative Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Conservative Income Fund, Class Y Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2024. Although the Fund’s performance is benchmarked against the return of the ICE BofA U.S. 3-Month Treasury Bill Index, an investment in the Fund differs from an investment in U.S. Treasury bills as the Fund invests in tax-exempt securities issued by state governments and local municipalities. Among other things, Treasury bills are backed by the full faith and credit of the U.S. government and have a fixed rate of return. Investors in Treasury bills do not risk losing their investment, whereas loss of money is a risk of investing in the Fund.

The reporting period began with the Federal Reserve (Fed) pausing after hiking short-term interest rates 11 times for a cumulative 525 basis points (5.25%) during 2022 and early 2023. Despite some bumps in the road, inflation largely moderated during the first nine months of 2024, and the Fed began its rate-cutting cycle with an aggressive 50-basis-point (0.50%) reduction at its September 2024 meeting. Yields on municipal bonds moved lower along with Treasury yields during the period. The municipal sector continued to benefit from healthy labor and real estate markets, which resulted in strong tax receipts, combined with budget surpluses that were accumulated during the COVID-19 pandemic of the early 2020s.

BlackRock Advisors, LLC, the Fund’s sole sub-advisor, recorded a positive absolute return during the reporting period, benefiting from a position in municipal commercial paper and certificates of deposit. The manager increased these allocations during the period as the Fund moved to extend its weighted average maturity. The Fund’s positions in variable-rate demand notes (VRDNs) linked to the SIFMA Municipal Swap Index (which tracks the performance of tax-exempt 7-day floating-rate municipal notes) also had a slightly positive impact on performance. Given their floating-rate structure, the Fund’s holdings in VRDNs were reduced over the period as yields moved lower.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Free Conservative Income Fund, Class Y Shares - $111583	Bloomberg U.S. Aggregate Bond Index (USD)* - $113850	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $117596
Apr/16	$100000	$100000	$100000
Sep/16	$100159	$102698	$100153
Sep/17	$100761	$102773	$100810
Sep/18	$101861	$101523	$102414
Sep/19	$103360	$111976	$104857
Sep/20	$104119	$119797	$106010
Sep/21	$104234	$118725	$106084
Sep/22	$104694	$101391	$106738
Sep/23	$107751	$102045	$111511
Sep/24	$111583	$113850	$117596

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Tax-Free Conservative Income Fund, Class Y Shares	3.56%	1.54%	1.31%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.55%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	5.46%	2.32%	1.94%

Performance Inception Date	Apr. 22, 2016
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 191,097,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 106
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$191,097	97	$106

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Tax-Exempt Commercial Paper	17.0%
Municipal Bonds	84.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project	3.310%	12/01/41	3.9%
Lucie County, Florida Power & Light Project, Ser R	3.250%	09/01/28	3.7%
Little Falls	5.000%	12/13/24	3.2%
Colorado Springs, Utilities System Revenue, Ser C-REMK	3.130%	11/01/28	3.0%
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project	3.210%	03/01/39	2.8%
Lincoln, Electrical System Revenue	3.280%	11/13/24	2.6%
New York City, Sub-Ser D-4	2.200%	08/01/40	2.6%
University of Texas	3.150%	01/14/25	2.4%
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S	3.150%	05/15/62	2.4%
Northampton County, General Purpose Authority, St. Luke's University Health Network Project	2.200%	08/15/54	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000036881
Shareholder Report [Line Items]
Fund Name	Real Return Fund
Class Name	Class F
Trading Symbol	SRAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Real Return Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class F Shares	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares modestly underperformed its benchmark, the Bloomberg 1-5 Year U.S. TIPS Index, for the 12-month period ending September 30, 2024.

The Fund’s positioning was closely aligned with that of its benchmark over the reporting period. Inflation continued to ease during the period, but remained above the Federal Reserve’s 2% target, and the macroeconomic focus shifted to economic growth and the health of the labor market. Tentative signs of cyclical moderation signaled the onset of a synchronized global monetary policy easing cycle.

Against this backdrop, real yields rallied sharply across the yield curve and Treasury Inflation-Protected Securities (TIPS) delivered strong total returns. Inflation breakeven rates— the difference between the nominal yield on a fixed-rate bond and the real yield (an adjusted yield that takes into account the impact of inflation) on an inflation-linked bond of similar maturity and credit quality—tightened over the period, preventing real yields from keeping pace with the sharp rally in nominal yields. This led TIPS to underperform comparable-duration conventional Treasurys.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Real Return Fund, Class F Shares - $121094	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	Bloomberg 1-5 Year U.S. TIPS Index (USD) - $126533
Sep/14	$100000	$100000	$100000
Sep/15	$98435	$102941	$98781
Sep/16	$100719	$108286	$101624
Sep/17	$100747	$108364	$102038
Sep/18	$100987	$107047	$102787
Sep/19	$104157	$118068	$106566
Sep/20	$109340	$126315	$112279
Sep/21	$115092	$125184	$118858
Sep/22	$109887	$106908	$114001
Sep/23	$112572	$107597	$117240
Sep/24	$121094	$120044	$126533

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Real Return Fund, Class F Shares	7.57%	3.06%	1.93%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.84%
Bloomberg 1-5 Year U.S. TIPS Index (USD)	7.93%	3.49%	2.38%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 384,120,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 400
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$384,120	23	$400	41%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
U.S. Treasury Obligations	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Inflation Protected Securities	2.125%	04/15/29	6.6%
U.S. Treasury Inflation Protected Securities	2.375%	10/15/28	6.4%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/27	6.1%
U.S. Treasury Inflation Protected Securities	1.250%	04/15/28	5.9%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/27	5.8%
U.S. Treasury Inflation Protected Securities	0.125%	10/15/26	5.7%
U.S. Treasury Inflation Protected Securities	0.125%	10/15/25	5.4%
U.S. Treasury Inflation Protected Securities	0.500%	01/15/28	5.3%
U.S. Treasury Inflation Protected Securities	0.375%	07/15/27	5.2%
U.S. Treasury Inflation Protected Securities	0.125%	07/15/26	5.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147397
Shareholder Report [Line Items]
Fund Name	Real Return Fund
Class Name	Class Y
Trading Symbol	SRYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Real Return Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class Y Shares	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares modestly underperformed its benchmark, the Bloomberg 1-5 Year U.S. TIPS Index, for the 12-month period ending September 30, 2024.

The Fund’s positioning was closely aligned with that of its benchmark over the reporting period. Inflation continued to ease during the period, but remained above the Federal Reserve’s 2% target, and the macroeconomic focus shifted to economic growth and the health of the labor market. Tentative signs of cyclical moderation signaled the onset of a synchronized global monetary policy easing cycle.

Against this backdrop, real yields rallied sharply across the yield curve and Treasury Inflation-Protected Securities (TIPS) delivered strong total returns. Inflation breakeven rates— the difference between the nominal yield on a fixed-rate bond and the real yield (an adjusted yield that takes into account the impact of inflation) on an inflation-linked bond of similar maturity and credit quality—tightened over the period, preventing real yields from keeping pace with the sharp rally in nominal yields. This led TIPS to underperform comparable-duration conventional Treasurys.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Real Return Fund, Class Y Shares - $122318	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	Bloomberg 1-5 Year U.S. TIPS Index (USD) - $126533
Sep/14	$100000	$100000	$100000
Sep/15	$98534	$102941	$98781
Sep/16	$101017	$108286	$101624
Sep/17	$101125	$108364	$102038
Sep/18	$101417	$107047	$102787
Sep/19	$104773	$118068	$106566
Sep/20	$110020	$126315	$112279
Sep/21	$116038	$125184	$118858
Sep/22	$110936	$106908	$114001
Sep/23	$113638	$107597	$117240
Sep/24	$122318	$120044	$126533

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Real Return Fund, Class Y Shares	7.64%	3.15%	2.03%
Bloomberg U.S. Aggregate Bond Index (USD)Footnote Reference*	11.57%	0.33%	1.84%
Bloomberg 1-5 Year U.S. TIPS Index (USD)	7.93%	3.49%	2.38%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 384,120,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 400
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$384,120	23	$400	41%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
U.S. Treasury Obligations	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Inflation Protected Securities	2.125%	04/15/29	6.6%
U.S. Treasury Inflation Protected Securities	2.375%	10/15/28	6.4%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/27	6.1%
U.S. Treasury Inflation Protected Securities	1.250%	04/15/28	5.9%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/27	5.8%
U.S. Treasury Inflation Protected Securities	0.125%	10/15/26	5.7%
U.S. Treasury Inflation Protected Securities	0.125%	10/15/25	5.4%
U.S. Treasury Inflation Protected Securities	0.500%	01/15/28	5.3%
U.S. Treasury Inflation Protected Securities	0.375%	07/15/27	5.2%
U.S. Treasury Inflation Protected Securities	0.125%	07/15/26	5.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000158774
Shareholder Report [Line Items]
Fund Name	Dynamic Asset Allocation Fund
Class Name	Class F
Trading Symbol	SDYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class F Shares	$87	0.75%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the S&P 500 Index (Gross), for the 12-month period ending September 30, 2024.

The largest detractor from Fund performance for the reporting period was a relative value position that was long the S&P 500 Equal Weight Index and short the S&P 500 Index. The position sought to benefit from a potential broadening of performance beyond the “Magnificent Seven” mega-cap tech companies which dominated the performance of the S&P 500 Index. However, the position weighed on Fund performance as these companies continued to lead the market. Other detractors included put option (which gives the holder the right to sell a stock at a specified price) spreads on the S&P 500 Index, which were intended to provide downside protection against a decline in the U.S. equity market. Given the resilience of the U.S. equity market, these positions expired at a loss. A position in broad commodities via a Bloomberg Commodity Index total return swap detracted as the commodities market came under pressure amid weakness in the energy sector on demand concerns.

Positive contributors to Fund performance over the period included two U.S. yield-curve steepeners which benefit from a steepening of the U.S. yield curve (an increase in the difference between short-term yields and long-term yields). As short-term yields declined with market pricing of Federal Reserve interest-rate cuts, the yield curve steepened. Fund performance also benefited from a relative value position between U.S. and European short-term rates. The position benefited from a greater decline in European short-term rates versus U.S. short-term rates.

Derivatives had a significant impact on Fund performance for the reporting period. Interest-rate swaps in aggregate detracted from performance as they were positioned for a rise in interest rates; global interest rates declined over the period. Put options on the U.S. equity market and Cboe Volatility Index (VIX) declined as equities performed well over the period. Put options on currencies hampered Fund performance during the period. Positions in consumer-price index (CPI) swaps detracted during the period as inflation expectations eased.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Dynamic Asset Allocation Fund, Class F Shares - $283676	S&P 500® Index (TR) - $322900
Jul/15	$100000	$100000
Sep/15	$90900	$91434
Sep/16	$102163	$105543
Sep/17	$122543	$125184
Sep/18	$135959	$147605
Sep/19	$138864	$153884
Sep/20	$159794	$177195
Sep/21	$212078	$230363
Sep/22	$183314	$194721
Sep/23	$215657	$236814
Sep/24	$283676	$322900

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Dynamic Asset Allocation Fund, Class F Shares	31.54%	15.36%	12.03%
S&P 500® Index (TR)	36.35%	15.98%	13.62%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 828,111,000
Holdings Count | Holding	526
Advisory Fees Paid, Amount	$ 1,423
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$828,111	526	$1,423	14%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.5%
Derivative Contracts (Net)	0.9%
Materials	1.8%
Real Estate	1.9%
Utilities	2.0%
Energy	2.7%
Consumer Staples	4.7%
Cash Collateral	4.7%
Industrials	6.9%
Communication Services	7.1%
Consumer Discretionary	8.1%
Health Care	9.4%
Financials	10.4%
Information Technology	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	5.9%
McKesson	5.3%
Microsoft Corp	5.3%
NVIDIA Corp	4.9%
Amazon.com Inc, Cl A	2.9%
MARGIN DEPOSIT COUNTERPARTY: GOLDMAN SACHS FUTURES COLLATERAL	2.1%
Meta Platforms Inc, Cl A	2.1%
RECV OIS 4.35 11/02/2031	2.0%
Alphabet Inc, Cl A	1.6%
Berkshire Hathaway Inc, Cl B	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000158775
Shareholder Report [Line Items]
Fund Name	Dynamic Asset Allocation Fund
Class Name	Class Y
Trading Symbol	SDYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class Y Shares	$58	0.50%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the S&P 500 Index (Gross), for the 12-month period ending September 30, 2024.

The largest detractor from Fund performance for the reporting period was a relative value position that was long the S&P 500 Equal Weight Index and short the S&P 500 Index. The position sought to benefit from a potential broadening of performance beyond the “Magnificent Seven” mega-cap tech companies which dominated the performance of the S&P 500 Index. However, the position weighed on Fund performance as these companies continued to lead the market. Other detractors included put option (which gives the holder the right to sell a stock at a specified price) spreads on the S&P 500 Index, which were intended to provide downside protection against a decline in the U.S. equity market. Given the resilience of the U.S. equity market, these positions expired at a loss. A position in broad commodities via a Bloomberg Commodity Index total return swap detracted as the commodities market came under pressure amid weakness in the energy sector on demand concerns.

Positive contributors to Fund performance over the period included two U.S. yield-curve steepeners which benefit from a steepening of the U.S. yield curve (an increase in the difference between short-term yields and long-term yields). As short-term yields declined with market pricing of Federal Reserve interest-rate cuts, the yield curve steepened. Fund performance also benefited from a relative value position between U.S. and European short-term rates. The position benefited from a greater decline in European short-term rates versus U.S. short-term rates.

Derivatives had a significant impact on Fund performance for the reporting period. Interest-rate swaps in aggregate detracted from performance as they were positioned for a rise in interest rates; global interest rates declined over the period. Put options on the U.S. equity market and Cboe Volatility Index (VIX) declined as equities performed well over the period. Put options on currencies hampered Fund performance during the period. Positions in consumer-price index (CPI) swaps detracted during the period as inflation expectations eased.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Dynamic Asset Allocation Fund, Class Y Shares - $289829	S&P 500® Index (TR) - $322900
Jul/15	$100000	$100000
Sep/15	$90900	$91434
Sep/16	$102421	$105543
Sep/17	$123076	$125184
Sep/18	$136930	$147605
Sep/19	$140257	$153884
Sep/20	$161732	$177195
Sep/21	$215184	$230363
Sep/22	$186270	$194721
Sep/23	$219697	$236814
Sep/24	$289829	$322900

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Dynamic Asset Allocation Fund, Class Y Shares	31.92%	15.62%	12.29%
S&P 500® Index (TR)	36.35%	15.98%	13.62%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 828,111,000
Holdings Count | Holding	526
Advisory Fees Paid, Amount	$ 1,423
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$828,111	526	$1,423	14%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.5%
Derivative Contracts (Net)	0.9%
Materials	1.8%
Real Estate	1.9%
Utilities	2.0%
Energy	2.7%
Consumer Staples	4.7%
Cash Collateral	4.7%
Industrials	6.9%
Communication Services	7.1%
Consumer Discretionary	8.1%
Health Care	9.4%
Financials	10.4%
Information Technology	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	5.9%
McKesson	5.3%
Microsoft Corp	5.3%
NVIDIA Corp	4.9%
Amazon.com Inc, Cl A	2.9%
MARGIN DEPOSIT COUNTERPARTY: GOLDMAN SACHS FUTURES COLLATERAL	2.1%
Meta Platforms Inc, Cl A	2.1%
RECV OIS 4.35 11/02/2031	2.0%
Alphabet Inc, Cl A	1.6%
Berkshire Hathaway Inc, Cl B	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000085250
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Alternative Fund
Class Name	Class F
Trading Symbol	SMSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Multi-Strategy Alternative Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Alternative Fund, Class F Shares	$285	2.70%

Expenses Paid, Amount	$ 285
Expense Ratio, Percent	2.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2024.

All of the Fund’s sub-advisors performed well over the reporting period. The strongest performers were the two equity hedge sub-advisors: Kettle Hill Capital Management and Mountaineer Partners Management. Both managers benefited from rising equity markets and positive security selection in mid-cap U.S. stocks and the materials and industrials sectors, respectively. The relative value strategy was the second-largest contributor to Fund performance. Brigade Capital Management’s (Brigade) performance was bolstered by investments in several high-yield bond and loan issues, as well as the sub-adviser’s ability to minimize losses from hedges. Global Credit Advisers (GCA) recorded more modest gains due to its sizable short portfolio, which detracted from Fund performance. Finally, the event-driven strategy, which is composed of a fund focused on merger arbitrage, underperformed the Fund’s benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the reporting period. The environment for merger arbitrage proved to be difficult over the period as U.S. regulators challenged numerous transactions.

During the reporting period, GCA and Brigade were the two sub-advisors accounting for the vast majority of the Fund’s derivative exposure which consisted primarily of long credit protection through credit default swaps (CDS) on individual corporate bond issuers or baskets of issuers. The managers employ CDS protection for hedging or to express a negative view on the creditworthiness of a specific issuer. Overall, derivatives detracted from Fund performance for the period as credit spreads generally narrowed, resulting in market-to-market losses (a measure of the unrealized losses on a financial instrument that has been marked to its current market value) on CDS positions. However, these losses were more than offset by gains on bond and loan holdings in the remainder of the Fund’s portfolio.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Multi-Strategy Alternative Fund, Class F Shares - $132135	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $117767
Sep/14	$100000	$100000	$100000
Sep/15	$97024	$102941	$100025
Sep/16	$100327	$108286	$100299
Sep/17	$104966	$108364	$100957
Sep/18	$107180	$107047	$102563
Sep/19	$106992	$118068	$105009
Sep/20	$112232	$126315	$106165
Sep/21	$121853	$125184	$106239
Sep/22	$113030	$106908	$106894
Sep/23	$119136	$107597	$111674
Sep/24	$132135	$120044	$117767

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Strategy Alternative Fund, Class F Shares	10.91%	4.31%	2.83%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.84%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	5.46%	2.32%	1.65%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 269,029,000
Holdings Count | Holding	480
Advisory Fees Paid, Amount	$ 2,351
InvestmentCompanyPortfolioTurnover	277.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$269,029	480	$2,351	277%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	-0.1%
Derivative Contracts (Net)	0.0%
Warrants	0.0%
Preferred Stock	0.2%
Mortgage-Backed Securities	0.2%
Utilities	0.5%
Real Estate	0.5%
Financials	1.3%
Consumer Staples	1.4%
Health Care	2.6%
Information Technology	4.7%
Industrials	4.7%
Loan Participations	5.2%
Communication Services	5.3%
Energy	6.5%
Materials	7.3%
Cash Equivalent	7.5%
Consumer Discretionary	8.9%
Registered Investment Companies	18.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Merger Fund, Cl I	20.3%
United Parcel Service Inc, Cl B	1.1%
AT&T Inc	0.9%
Allied Universal Holdco	0.9%
Verizon Communications Inc	0.9%
Penn Entertainment Inc	0.9%
Cloud Software Group	0.9%
Century Aluminum Co	0.8%
Materion Corp	0.8%
ATI Inc	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147402
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Alternative Fund
Class Name	Class Y
Trading Symbol	SMUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Multi-Strategy Alternative Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Alternative Fund, Class Y Shares	$258	2.44%

Expenses Paid, Amount	$ 258
Expense Ratio, Percent	2.44%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2024.

All of the Fund’s sub-advisors performed well over the reporting period. The strongest performers were the two equity hedge sub-advisors: Kettle Hill Capital Management and Mountaineer Partners Management. Both managers benefited from rising equity markets and positive security selection in mid-cap U.S. stocks and the materials and industrials sectors, respectively. The relative value strategy was the second-largest contributor to Fund performance. Brigade Capital Management’s (Brigade) performance was bolstered by investments in several high-yield bond and loan issues, as well as the sub-adviser’s ability to minimize losses from hedges. Global Credit Advisers (GCA) recorded more modest gains due to its sizable short portfolio, which detracted from Fund performance. Finally, the event-driven strategy, which is composed of a fund focused on merger arbitrage, underperformed the Fund’s benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the reporting period. The environment for merger arbitrage proved to be difficult over the period as U.S. regulators challenged numerous transactions.

During the reporting period, GCA and Brigade were the two sub-advisors accounting for the vast majority of the Fund’s derivative exposure which consisted primarily of long credit protection through credit default swaps (CDS) on individual corporate bond issuers or baskets of issuers. The managers employ CDS protection for hedging or to express a negative view on the creditworthiness of a specific issuer. Overall, derivatives detracted from Fund performance for the period as credit spreads generally narrowed, resulting in market-to-market losses (a measure of the unrealized losses on a financial instrument that has been marked to its current market value) on CDS positions. However, these losses were more than offset by gains on bond and loan holdings in the remainder of the Fund’s portfolio.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Multi-Strategy Alternative Fund, Class Y Shares - $135349	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $117767
Sep/14	$100000	$100000	$100000
Sep/15	$97024	$102941	$100025
Sep/16	$100677	$108286	$100299
Sep/17	$105608	$108364	$100957
Sep/18	$108101	$107047	$102563
Sep/19	$108093	$118068	$105009
Sep/20	$113671	$126315	$106165
Sep/21	$123830	$125184	$106239
Sep/22	$115046	$106908	$106894
Sep/23	$121584	$107597	$111674
Sep/24	$135349	$120044	$117767

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Strategy Alternative Fund, Class Y Shares	11.32%	4.60%	3.07%
Bloomberg U.S. Aggregate Bond Index (USD)Footnote Reference*	11.57%	0.33%	1.84%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	5.46%	2.32%	1.65%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 269,029,000
Holdings Count | Holding	480
Advisory Fees Paid, Amount	$ 2,351
InvestmentCompanyPortfolioTurnover	277.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$269,029	480	$2,351	277%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	-0.1%
Derivative Contracts (Net)	0.0%
Warrants	0.0%
Preferred Stock	0.2%
Mortgage-Backed Securities	0.2%
Utilities	0.5%
Real Estate	0.5%
Financials	1.3%
Consumer Staples	1.4%
Health Care	2.6%
Information Technology	4.7%
Industrials	4.7%
Loan Participations	5.2%
Communication Services	5.3%
Energy	6.5%
Materials	7.3%
Cash Equivalent	7.5%
Consumer Discretionary	8.9%
Registered Investment Companies	18.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Merger Fund, Cl I	20.3%
United Parcel Service Inc, Cl B	1.1%
AT&T Inc	0.9%
Allied Universal Holdco	0.9%
Verizon Communications Inc	0.9%
Penn Entertainment Inc	0.9%
Cloud Software Group	0.9%
Century Aluminum Co	0.8%
Materion Corp	0.8%
ATI Inc	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000243126
Shareholder Report [Line Items]
Fund Name	Liquid Alternative Fund
Class Name	Class F
Trading Symbol	LLOBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Liquid Alternative Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Liquid Alternative Fund, Class F Shares	$108	1.04%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2024.

The Fund’s balance sheet consists of cash equivalents, which generated positive interest income over the reporting period. The Fund generates its active return through positions in exchange traded futures contracts. The largest contributors to the Fund’s relative performance were long positions in several equity market indices, most notably the MSCI EAFE Index and the Nasdaq 100 Index, which benefited from rising stock prices over the period. Equity index exposure peaked during the first quarter of 2024, and has since been reduced, but remains significant. Currencies were a small positive contributor to the Fund’s relative performance, driven by a short position in the Japanese yen. Fixed-income trading was a detractor from performance for the reporting period. The Fund maintained a short position in 10- and 30 year government bond futures, which weighed on performance as yields declined over the period (and bond prices rose).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Liquid Alternative Fund, Class F Shares - $109107	Bloomberg U.S. Aggregate Bond Index (USD)* - $107964	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $106842
Jun/23	$100000	$100000	$100000
Sep/23	$101600	$96769	$101314
Sep/24	$109107	$107964	$106842

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Liquid Alternative Fund, Class F Shares	7.39%	7.19%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	6.30%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	5.46%	5.42%

Performance Inception Date	Jun. 30, 2023
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 203,733,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 602
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$203,733	19	$602

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	1.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
AUDUSD CRNCY FUT DEC24	1.4%
MSCI EMGMKT DEC24	0.5%
MSCI EAFE DEC24	0.3%
NASDAQ 100 E-MINI DEC24	0.3%
S&P MID 400 EMINI DEC24	0.2%
S&P500 EMINI FUT DEC24	0.2%
E-MINI RUSS 2000 DEC24	0.2%
JPN YEN CURR FUT DEC24	0.1%
US LONG BOND(CBT) DEC24	0.0%
DOLLAR INDEX DEC24	0.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000243125
Shareholder Report [Line Items]
Fund Name	Liquid Alternative Fund
Class Name	Class Y
Trading Symbol	LLOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Liquid Alternative Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Liquid Alternative Fund, Class Y Shares	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2024.

The Fund’s balance sheet consists of cash equivalents, which generated positive interest income over the reporting period. The Fund generates its active return through positions in exchange traded futures contracts. The largest contributors to the Fund’s relative performance were long positions in several equity market indices, most notably the MSCI EAFE Index and the Nasdaq 100 Index, which benefited from rising stock prices over the period. Equity index exposure peaked during the first quarter of 2024, and has since been reduced, but remains significant. Currencies were a small positive contributor to the Fund’s relative performance, driven by a short position in the Japanese yen. Fixed-income trading was a detractor from performance for the reporting period. The Fund maintained a short position in 10- and 30 year government bond futures, which weighed on performance as yields declined over the period (and bond prices rose).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Liquid Alternative Fund, Class Y Shares - $109349	Bloomberg U.S. Aggregate Bond Index (USD)* - $107964	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $106842
Jun/23	$100000	$100000	$100000
Sep/23	$101700	$96769	$101314
Sep/24	$109349	$107964	$106842

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Liquid Alternative Fund, Class Y Shares	7.52%	7.38%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	6.30%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	5.46%	5.42%

Performance Inception Date	Jun. 30, 2023
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 203,733,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 602
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$203,733	19	$602

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	1.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
AUDUSD CRNCY FUT DEC24	1.4%
MSCI EMGMKT DEC24	0.5%
MSCI EAFE DEC24	0.3%
NASDAQ 100 E-MINI DEC24	0.3%
S&P MID 400 EMINI DEC24	0.2%
S&P500 EMINI FUT DEC24	0.2%
E-MINI RUSS 2000 DEC24	0.2%
JPN YEN CURR FUT DEC24	0.1%
US LONG BOND(CBT) DEC24	0.0%
DOLLAR INDEX DEC24	0.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000109624
Shareholder Report [Line Items]
Fund Name	Multi-Asset Accumulation Fund
Class Name	Class F
Trading Symbol	SAAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Multi-Asset Accumulation Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Accumulation Fund, Class F Shares	$127	1.17%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, a hybrid of 60% MSCI World Index (Net) (USD Hedged) and 40% Bloomberg Global Aggregate Index (USD Hedged) for the 12-month period ending September 30, 2024.

The Fund's underweight position in global equities detracted from performance for the reporting period, while its broad exposure to commodities and overweight allocation to global sovereign bonds, including global inflation-linked bonds, contributed to relative performance.

Among the Fund’s sub-advisors, AQR Capital Management, LLC and PanAgora Asset Management Inc. underperformed the hybrid benchmark during the reporting period due mainly to their underweight allocations to global equities, which performed well, driven by resilient corporate earnings and improving economic sentiment, particularly in the U.S. Overweights to inflation-related assets and nominal bonds benefited both managers. Commodities saw mixed performance but generally ended the period with positive returns; energy prices declined, while precious metals outperformed. Nominal bonds benefited from the anticipation of interest-rate cuts by central banks, and, despite signs of moderating inflation, Treasury Inflation-Protected Securities (TIPS) were supported by attractive yields relative to nominal Treasuries. SEI Investments Management Corporation (SIMC) replaced PanAgora Asset Management Inc. after the sub-advisor was terminated late in the reporting period. SIMC’s performance was bolstered by inflation-related assets such as TIPS, and positions in commodities, which performed well in August and September, despite signs of moderating inflation.

Derivatives had a significant impact on Fund performance for the reporting period. Sovereign bond index futures, interest-rate swaps, and sovereign bond total-return swaps produced positive returns as global interest rates declined. Developed and emerging-market equity futures contributed positively to performance. The Fund's strategic commodity exposure through futures and swaps also benefited performance. Forward-currency contracts on emerging-market currencies detracted from the Fund’s absolute and relative performance, while developed-market currency forward contracts, used to hedge foreign-currency risk against the U.S. dollar, had a positive impact for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Multi-Asset Accumulation Fund, Class F Shares - $140726	MSCI ACWI ex-USA Index (Net) (USD)* - $166302	60% MSCI World Index (Net)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD) - $213690
Sep/14	$100000	$100000	$100000
Sep/15	$96017	$87837	$100835
Sep/16	$106925	$95968	$110212
Sep/17	$111559	$114787	$121992
Sep/18	$114829	$116810	$131883
Sep/19	$128544	$115375	$140991
Sep/20	$130484	$118838	$151939
Sep/21	$148406	$147259	$177362
Sep/22	$117557	$110199	$153239
Sep/23	$120600	$132667	$174005
Sep/24	$140726	$166302	$213690

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Accumulation Fund, Class F Shares	16.69%	1.83%	3.48%
MSCI ACWI ex-USA Index (Net) (USD)*	25.35%	7.59%	5.22%
60% MSCI World Index (Net)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)	22.81%	8.67%	7.89%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,328,151,000
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 9,985
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,328,151	301	$9,985	75%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Warrant	0.0%
Foreign Common Stock	0.0%
Rights	0.0%
Derivative Contracts (Net)	1.8%
Sovereign Debt	7.1%
U.S. Treasury Obligations	64.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 4.61%, 10/8/2024	8.3%
U.S. Treasury Bills, 5.30%, 11/14/2024	8.0%
U.S. Treasury Bills, 5.29%, 12/5/2024	6.7%
U.S. Treasury Bills, 4.69%, 10/29/2024	4.5%
U.S. Treasury Bills, 4.66%, 10/15/2024	3.8%
U.S. Treasury Inflation Protected Securities, 0.13%, 1/15/2032	2.0%
U.S. Treasury Inflation Protected Securities, 1.75%, 1/15/2034	2.0%
U.S. Treasury Bills, 5.28%, 12/26/2024	2.0%
U.S. Treasury Inflation Protected Securities, 1.38%, 7/15/2033	2.0%
U.S. Treasury Inflation Protected Securities, 0.13%, 7/15/2031	1.9%

Material Fund Change [Text Block]

Material Fund Changes

PanAgora Asset Management Inc. was terminated as a sub-advisor to the Fund, and SIMC was added to directly manage a portion of the Fund’s assets during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000147403
Shareholder Report [Line Items]
Fund Name	Multi-Asset Accumulation Fund
Class Name	Class Y
Trading Symbol	SMOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Multi-Asset Accumulation Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Accumulation Fund, Class Y Shares	$100	0.92%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, a hybrid of 60% MSCI World Index (Net) (USD Hedged) and 40% Bloomberg Global Aggregate Index (USD Hedged) for the 12-month period ending September 30, 2024.

The Fund's underweight position in global equities detracted from performance for the reporting period, while its broad exposure to commodities and overweight allocation to global sovereign bonds, including global inflation-linked bonds, contributed to relative performance.

Among the Fund’s sub-advisors, AQR Capital Management, LLC and PanAgora Asset Management Inc. underperformed the hybrid benchmark during the reporting period due mainly to their underweight allocations to global equities, which performed well, driven by resilient corporate earnings and improving economic sentiment, particularly in the U.S. Overweights to inflation-related assets and nominal bonds benefited both managers. Commodities saw mixed performance but generally ended the period with positive returns; energy prices declined, while precious metals outperformed. Nominal bonds benefited from the anticipation of interest-rate cuts by central banks, and, despite signs of moderating inflation, Treasury Inflation-Protected Securities (TIPS) were supported by attractive yields relative to nominal Treasuries. SEI Investments Management Corporation (SIMC) replaced PanAgora Asset Management Inc. after the sub-advisor was terminated late in the reporting period. SIMC’s performance was bolstered by inflation-related assets such as TIPS, and positions in commodities, which performed well in August and September, despite signs of moderating inflation.

Derivatives had a significant impact on Fund performance for the reporting period. Sovereign bond index futures, interest-rate swaps, and sovereign bond total-return swaps produced positive returns as global interest rates declined. Developed and emerging-market equity futures contributed positively to performance. The Fund's strategic commodity exposure through futures and swaps also benefited performance. Forward-currency contracts on emerging-market currencies detracted from the Fund’s absolute and relative performance, while developed-market currency forward contracts, used to hedge foreign-currency risk against the U.S. dollar, had a positive impact for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Multi-Asset Accumulation Fund, Class Y Shares - $143938	MSCI ACWI ex-USA Index (Net) (USD)* - $166302	60% MSCI World Index (Net)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD) - $213690
Sep/14	$100000	$100000	$100000
Sep/15	$96219	$87837	$100835
Sep/16	$107434	$95968	$110212
Sep/17	$112325	$114787	$121992
Sep/18	$115836	$116810	$131883
Sep/19	$129922	$115375	$140991
Sep/20	$132188	$118838	$151939
Sep/21	$150634	$147259	$177362
Sep/22	$119648	$110199	$153239
Sep/23	$122910	$132667	$174005
Sep/24	$143938	$166302	$213690

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Accumulation Fund, Class Y Shares	17.11%	2.07%	3.71%
MSCI ACWI ex-USA Index (Net) (USD)Footnote Reference*	25.35%	7.59%	5.22%
60% MSCI World Index (Net)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)	22.81%	8.67%	7.89%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,328,151,000
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 9,985
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,328,151	301	$9,985	75%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Warrant	0.0%
Foreign Common Stock	0.0%
Rights	0.0%
Derivative Contracts (Net)	1.8%
Sovereign Debt	7.1%
U.S. Treasury Obligations	64.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 4.61%, 10/8/2024	8.3%
U.S. Treasury Bills, 5.30%, 11/14/2024	8.0%
U.S. Treasury Bills, 5.29%, 12/5/2024	6.7%
U.S. Treasury Bills, 4.69%, 10/29/2024	4.5%
U.S. Treasury Bills, 4.66%, 10/15/2024	3.8%
U.S. Treasury Inflation Protected Securities, 0.13%, 1/15/2032	2.0%
U.S. Treasury Inflation Protected Securities, 1.75%, 1/15/2034	2.0%
U.S. Treasury Bills, 5.28%, 12/26/2024	2.0%
U.S. Treasury Inflation Protected Securities, 1.38%, 7/15/2033	2.0%
U.S. Treasury Inflation Protected Securities, 0.13%, 7/15/2031	1.9%

Material Fund Change [Text Block]

Material Fund Changes

PanAgora Asset Management Inc. was terminated as a sub-advisor to the Fund, and SIMC was added to directly manage a portion of the Fund’s assets during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000109625
Shareholder Report [Line Items]
Fund Name	Multi-Asset Income Fund
Class Name	Class F
Trading Symbol	SIOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Multi-Asset Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Income Fund, Class F Shares	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares modestly outperformed its benchmark, a hybrid of 45% Bloomberg U.S. Aggregate Bond Index, 40% ICE BofA U.S. High Yield Constrained Index, and 15% MSCI ACWI Index (Net), for the 12-month period ending September 30, 2024.

The Fund’s holdings in dividend-paying stocks enhanced performance for the reporting period. An overweight allocation to emerging-market debt also contributed to Fund performance, benefiting from lower financing costs as interest rates declined. Overweights to bank loans and collateralized loan obligations (CLOs) further boosted Fund performance. Default rates in the leveraged loan market remained low, supporting the performance of both bank loans and CLOs as they offered higher yields without significantly increased credit risk.

SEI Investments Management Corporation, the Fund’s dividend equity manager, outperformed the hybrid benchmark for the reporting period, driven by healthy corporate earnings and improving economic sentiment. Among the Fund’s sub-advisors, Goldman Sachs Asset Management, L.P. benefited from an overweight allocation to emerging-market debt, which outperformed developed-market bonds over the reporting period. Western Asset Management Company underperformed the Fund’s benchmark, attributable to its underweight in high-yield debt, which outpaced investment-grade credit due to investor confidence in low default rates and healthy corporate balance sheets. Barings LLC outperformed after it was hired as a Fund sub-advisor in the second half of the period, and benefited from an overweight to the securitized sector (mainly asset-backed securities and commercial mortgage-backed securities).

The Fund’s use of derivatives during the period included total-return swaps on bond futures, interest-rate swaps, futures and options on exchange-traded funds, equity indexes, credit default swaps, and currency forwards. These were employed for fixed-income relative value, option income-generation, and interest-rate risk hedging. Interest-rate futures benefited Fund performance as yields declined. Interest-rate swaps weighed on performance. Currency forwards and exposure to investment-grade credit and high-yield bonds through credit default swaps had a slightly positive effect on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Multi-Asset Income Fund, Class F Shares - $153741	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (Net) - $159889	45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% S&P 500 Index - $138238
Sep/14	$100000	$100000	$100000	$100000
Sep/15	$103331	$102941	$99870	$99870
Sep/16	$110961	$108286	$109697	$109697
Sep/17	$118615	$108364	$116600	$116600
Sep/18	$120466	$107047	$120329	$120329
Sep/19	$130456	$118068	$129956	$129956
Sep/20	$132880	$126315	$138596	$138596
Sep/21	$145599	$125184	$150138	$150138
Sep/22	$121977	$106908	$128583	$128583
Sep/23	$131903	$107597	$137710	$138238
Sep/24	$153741	$120044	$159889	$138238

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Income Fund, Class F Shares	16.56%	3.34%	4.39%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.84%
45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (Net)	16.11%	4.23%	4.80%
45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% S&P 500 Index	16.72%	4.42%	4.90%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 556,021,000
Holdings Count | Holding	1,196
Advisory Fees Paid, Amount	$ 2,497
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$556,021	1,196	$2,497	68%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Warrants	0.0%
Municipal Bond	0.0%
Utilities	0.2%
Materials	0.3%
Convertible Bonds	0.4%
Real Estate	0.6%
Industrials	0.7%
Communication Services	1.0%
Consumer Discretionary	1.2%
Information Technology	1.2%
Energy	1.8%
U.S. Treasury Obligations	1.9%
Health Care	2.9%
Consumer Staples	3.0%
Financials	4.2%
Loan Participations	5.1%
Sovereign Debt	8.7%
Mortgage-Backed Securities	11.1%
Asset-Backed Securities	12.6%
Corporate Obligations	38.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 4.90%, 2/6/2025	1.1%
U.S. Treasury Bills, 5.19%, 11/26/2024	0.8%
AbbVie Inc	0.4%
Oracle	0.4%
Verizon Communications Inc	0.4%
Johnson & Johnson	0.4%
Altria Group Inc	0.4%
Oversea-Chinese Banking Corp Ltd	0.4%
Coca-Cola Co/The	0.4%
Philip Morris International Inc	0.4%

Material Fund Change [Text Block]

Material Fund Changes

Barings LLC was added as a Fund sub-advisor during the reporting period. In the upcoming reporting period, Western Asset Management Company, LLC, Western Asset Management Company Limited and Western Asset Management Company PTE Ltd will be removed from the Fund.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000147404
Shareholder Report [Line Items]
Fund Name	Multi-Asset Income Fund
Class Name	Class Y
Trading Symbol	SLIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Multi-Asset Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Income Fund, Class Y Shares	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares modestly outperformed its benchmark, a hybrid of 45% Bloomberg U.S. Aggregate Bond Index, 40% ICE BofA U.S. High Yield Constrained Index, and 15% MSCI ACWI Index (Net), for the 12-month period ending September 30, 2024.

The Fund’s holdings in dividend-paying stocks enhanced performance for the reporting period. An overweight allocation to emerging-market debt also contributed to Fund performance, benefiting from lower financing costs as interest rates declined. Overweights to bank loans and collateralized loan obligations (CLOs) further boosted Fund performance. Default rates in the leveraged loan market remained low, supporting the performance of both bank loans and CLOs as they offered higher yields without significantly increased credit risk.

SEI Investments Management Corporation, the Fund’s dividend equity manager, outperformed the hybrid benchmark for the reporting period, driven by healthy corporate earnings and improving economic sentiment. Among the Fund’s sub-advisors, Goldman Sachs Asset Management, L.P. benefited from an overweight allocation to emerging-market debt, which outperformed developed-market bonds over the reporting period. Western Asset Management Company underperformed the Fund’s benchmark, attributable to its underweight in high-yield debt, which outpaced investment-grade credit due to investor confidence in low default rates and healthy corporate balance sheets. Barings LLC outperformed after it was hired as a Fund sub-advisor in the second half of the period, and benefited from an overweight to the securitized sector (mainly asset-backed securities and commercial mortgage-backed securities).

The Fund’s use of derivatives during the period included total-return swaps on bond futures, interest-rate swaps, futures and options on exchange-traded funds, equity indexes, credit default swaps, and currency forwards. These were employed for fixed-income relative value, option income-generation, and interest-rate risk hedging. Interest-rate futures benefited Fund performance as yields declined. Interest-rate swaps weighed on performance. Currency forwards and exposure to investment-grade credit and high-yield bonds through credit default swaps had a slightly positive effect on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Multi-Asset Income Fund, Class Y Shares - $155214	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (Net) - $159889	45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% S&P 500 Index - $138238
Sep/14	$100000	$100000	$100000	$100000
Sep/15	$103399	$102941	$99870	$99870
Sep/16	$111139	$108286	$109697	$109697
Sep/17	$118923	$108364	$116600	$116600
Sep/18	$120901	$107047	$120329	$120329
Sep/19	$131045	$118068	$129956	$129956
Sep/20	$133613	$126315	$138596	$138596
Sep/21	$146553	$125184	$150138	$150138
Sep/22	$122899	$106908	$128583	$128583
Sep/23	$133034	$107597	$137710	$138238
Sep/24	$155214	$120044	$159889	$138238

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Income Fund, Class Y Shares	16.67%	3.44%	4.49%
Bloomberg U.S. Aggregate Bond Index (USD)Footnote Reference*	11.57%	0.33%	1.84%
45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (Net)	16.11%	4.23%	4.80%
45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% S&P 500 Index	16.72%	4.42%	4.90%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 556,021,000
Holdings Count | Holding	1,196
Advisory Fees Paid, Amount	$ 2,497
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$556,021	1,196	$2,497	68%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Warrants	0.0%
Municipal Bond	0.0%
Utilities	0.2%
Materials	0.3%
Convertible Bonds	0.4%
Real Estate	0.6%
Industrials	0.7%
Communication Services	1.0%
Consumer Discretionary	1.2%
Information Technology	1.2%
Energy	1.8%
U.S. Treasury Obligations	1.9%
Health Care	2.9%
Consumer Staples	3.0%
Financials	4.2%
Loan Participations	5.1%
Sovereign Debt	8.7%
Mortgage-Backed Securities	11.1%
Asset-Backed Securities	12.6%
Corporate Obligations	38.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 4.90%, 2/6/2025	1.1%
U.S. Treasury Bills, 5.19%, 11/26/2024	0.8%
AbbVie Inc	0.4%
Oracle	0.4%
Verizon Communications Inc	0.4%
Johnson & Johnson	0.4%
Altria Group Inc	0.4%
Oversea-Chinese Banking Corp Ltd	0.4%
Coca-Cola Co/The	0.4%
Philip Morris International Inc	0.4%

Material Fund Change [Text Block]

Material Fund Changes

Barings LLC was added as a Fund sub-advisor during the reporting period. In the upcoming reporting period, Western Asset Management Company, LLC, Western Asset Management Company Limited and Western Asset Management Company PTE Ltd will be removed from the Fund.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000109626
Shareholder Report [Line Items]
Fund Name	Multi-Asset Inflation Managed Fund
Class Name	Class F
Trading Symbol	SIFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Multi-Asset Inflation Managed Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Inflation Managed Fund, Class F Shares	$196	1.90%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, a hybrid of 70% Bloomberg 1-5 Year U.S. TIPS Index, 20% Bloomberg Commodity Index, and 10% S&P 500 Index (Gross).

The Fund’s underperformance over the reporting period was due mainly to its commodities exposure, which saw mixed performance. Precious metals, especially gold and silver, led other sectors due to demand for “safe-haven” investments, central bank purchases, and periods of U.S. dollar weakness. The energy sector lagged the overall market as oil and natural gas prices fell amid declining global demand and milder weather. The Fund’s equity long/short strategy detracted from performance as inflation moderated, with less inflation-sensitive sectors outperforming those with greater inflation-sensitivity. Holdings in the energy sector detracted from Fund performance due to pressured crude oil prices. Treasury Inflation-Protected Securities (TIPS) contributed positively to Fund performance, supported by expectations of Federal Reserve interest-rate cuts and stabilizing inflation, and improving yields versus U.S. Treasurys.

Columbia Management Investment Advisers, LLC and Credit Suisse Asset Management, LLC (the Fund’s commodities sub-advisors) underperformed the Fund’s hybrid benchmark due to mixed performance for commodities. Franklin Advisers, Inc. (equity long/short sub-advisor) underperformed the benchmark as less inflation-sensitive sectors outperformed. AllianceBernstein L.P. outperformed, benefiting from its mandate’s overweight credit exposure amid tighter credit spreads, especially in below-investment-grade bonds.

Regarding the use of derivatives during the reporting period, the Fund employed equity-index futures to hedge broad equity-market exposure; bond futures and interest-rate swaps for duration hedging; credit default swaps (CDS) to hedge credit risk; and commodity futures for diversified strategic commodities exposure. Commodity and bond futures contributed positively to Fund performance, while equity-index futures, interest-rate swaps, and CDS were detractors but provided intended hedging.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Multi-Asset Inflation Managed Fund, Class F Shares - $116167	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%) - $137184
Sep/14	$100000	$100000	$100000
Sep/15	$93184	$102941	$93804
Sep/16	$94168	$108286	$97014
Sep/17	$92222	$108364	$98739
Sep/18	$93184	$107047	$101501
Sep/19	$92608	$118068	$103324
Sep/20	$89448	$126315	$107305
Sep/21	$102609	$125184	$123264
Sep/22	$107841	$106908	$120929
Sep/23	$109411	$107597	$125649
Sep/24	$116167	$120044	$137184

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Inflation Managed Fund, Class F Shares	6.18%	4.64%	1.51%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.84%
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)	9.18%	5.83%	3.21%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 580,285,000
Holdings Count | Holding	1,502
Advisory Fees Paid, Amount	$ 2,068
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$580,285	1,502	$2,068	43%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Reverse Repurchase Agreement	-12.3%
Rights	0.0%
Real Estate	0.1%
Foreign Common Stock	0.1%
Materials	0.1%
Health Care	0.2%
Sovereign Debt	0.2%
Information Technology	0.3%
Communication Services	0.5%
Derivative Contracts (Net)	0.6%
Utilities	0.7%
Consumer Staples	0.8%
Consumer Discretionary	0.8%
Industrials	0.8%
Energy	0.9%
U.S. Government Agency Obligations	1.7%
Financials	3.8%
Asset-Backed Securities	4.1%
Mortgage-Backed Securities	4.4%
Common Stock	15.1%
U.S. Treasury Obligations	62.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Inflation Protected Securities, 0.38%, 7/15/2027	25.7%
U.S. Treasury Inflation Protected Securities, 0.75%, 7/15/2028	11.1%
U.S. Treasury Inflation Protected Securities, 0.25%, 7/15/2029	7.0%
Exxon Mobil Corp	1.9%
U.S. Treasury Notes, 4.80%, 1/31/2026	1.7%
U.S. Treasury Notes, 4.72%, 4/30/2025	1.2%
U.S. Treasury Bills, 5.30%, 11/14/2024	1.2%
U.S. Treasury Bills, 5.24%, 11/21/2024	1.2%
U.S. Treasury Bills, 4.60%, 11/29/2024	1.2%
U.S. Treasury Notes, 4.72%, 10/31/2025	1.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147405
Shareholder Report [Line Items]
Fund Name	Multi-Asset Inflation Managed Fund
Class Name	Class Y
Trading Symbol	SLFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Multi-Asset Inflation Managed Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Inflation Managed Fund, Class Y Shares	$169	1.64%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, a hybrid of 70% Bloomberg 1-5 Year U.S. TIPS Index, 20% Bloomberg Commodity Index, and 10% S&P 500 Index (Gross).

The Fund’s underperformance over the reporting period was due mainly to its commodities exposure, which saw mixed performance. Precious metals, especially gold and silver, led other sectors due to demand for “safe-haven” investments, central bank purchases, and periods of U.S. dollar weakness. The energy sector lagged the overall market as oil and natural gas prices fell amid declining global demand and milder weather. The Fund’s equity long/short strategy detracted from performance as inflation moderated, with less inflation-sensitive sectors outperforming those with greater inflation-sensitivity. Holdings in the energy sector detracted from Fund performance due to pressured crude oil prices. Treasury Inflation-Protected Securities (TIPS) contributed positively to Fund performance, supported by expectations of Federal Reserve interest-rate cuts and stabilizing inflation, and improving yields versus U.S. Treasurys.

Columbia Management Investment Advisers, LLC and Credit Suisse Asset Management, LLC (the Fund’s commodities sub-advisors) underperformed the Fund’s hybrid benchmark due to mixed performance for commodities. Franklin Advisers, Inc. (equity long/short sub-advisor) underperformed the benchmark as less inflation-sensitive sectors outperformed. AllianceBernstein L.P. outperformed, benefiting from its mandate’s overweight credit exposure amid tighter credit spreads, especially in below-investment-grade bonds.

Regarding the use of derivatives during the reporting period, the Fund employed equity-index futures to hedge broad equity-market exposure; bond futures and interest-rate swaps for duration hedging; credit default swaps (CDS) to hedge credit risk; and commodity futures for diversified strategic commodities exposure. Commodity and bond futures contributed positively to Fund performance, while equity-index futures, interest-rate swaps, and CDS were detractors but provided intended hedging.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Multi-Asset Inflation Managed Fund, Class Y Shares - $119045	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%) - $137184
Sep/14	$100000	$100000	$100000
Sep/15	$93397	$102941	$93804
Sep/16	$94609	$108286	$97014
Sep/17	$92811	$108364	$98739
Sep/18	$94009	$107047	$101501
Sep/19	$93677	$118068	$103324
Sep/20	$90708	$126315	$107305
Sep/21	$104302	$125184	$123264
Sep/22	$109890	$106908	$120929
Sep/23	$111812	$107597	$125649
Sep/24	$119045	$120044	$137184

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Inflation Managed Fund, Class Y Shares	6.47%	4.91%	1.76%
Bloomberg U.S. Aggregate Bond Index (USD)Footnote Reference*	11.57%	0.33%	1.84%
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)	9.18%	5.83%	3.21%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 580,285,000
Holdings Count | Holding	1,502
Advisory Fees Paid, Amount	$ 2,068
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$580,285	1,502	$2,068	43%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Reverse Repurchase Agreement	-12.3%
Rights	0.0%
Real Estate	0.1%
Foreign Common Stock	0.1%
Materials	0.1%
Health Care	0.2%
Sovereign Debt	0.2%
Information Technology	0.3%
Communication Services	0.5%
Derivative Contracts (Net)	0.6%
Utilities	0.7%
Consumer Staples	0.8%
Consumer Discretionary	0.8%
Industrials	0.8%
Energy	0.9%
U.S. Government Agency Obligations	1.7%
Financials	3.8%
Asset-Backed Securities	4.1%
Mortgage-Backed Securities	4.4%
Common Stock	15.1%
U.S. Treasury Obligations	62.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Inflation Protected Securities, 0.38%, 7/15/2027	25.7%
U.S. Treasury Inflation Protected Securities, 0.75%, 7/15/2028	11.1%
U.S. Treasury Inflation Protected Securities, 0.25%, 7/15/2029	7.0%
Exxon Mobil Corp	1.9%
U.S. Treasury Notes, 4.80%, 1/31/2026	1.7%
U.S. Treasury Notes, 4.72%, 4/30/2025	1.2%
U.S. Treasury Bills, 5.30%, 11/14/2024	1.2%
U.S. Treasury Bills, 5.24%, 11/21/2024	1.2%
U.S. Treasury Bills, 4.60%, 11/29/2024	1.2%
U.S. Treasury Notes, 4.72%, 10/31/2025	1.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000109627
Shareholder Report [Line Items]
Fund Name	Multi-Asset Capital Stability Fund
Class Name	Class F
Trading Symbol	SCLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Multi-Asset Capital Stability Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Capital Stability Fund, Class F Shares	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares outperformed its blended benchmark (95% Bloomberg 1-3 Year U.S. Government/Credit Index /5% S&P 500 Index) for the 12 months ending September 30, 2024, with positive absolute performance meeting mandate expectations.

An overweight allocation to global equities enhanced Fund performance for the reporting period. Equities were the top-performing asset class over the period. A tactical U.S. Treasury Inflation-Protected Securities (TIPS) overweight benefited Fund performance, supported by Federal Reserve rate-cut expectations and improved real yields versus nominal Treasurys. An underweight to nominal bonds detracted from performance, as returns on cash (the Fund's primary risk-mitigation asset) lagged those of major developed bond markets.

Among the Fund’s sub-advisors, Janus Henderson Investors US LLC (Janus) and AllianceBernstein L.P. (AllianceBernstein) outperformed the hybrid benchmark over the reporting period. Both managers benefited from overweights to equities, driven by strong corporate earnings, improving economic sentiment, and innovations such as artificial intelligence (AI) fueling market growth, especially in the U.S. AllianceBernstein was bolstered by its overweight to TIPS, which benefited from attractive real yields. Both Janus and AllianceBernstein were challenged by underweights to U.S. Treasurys, which outperformed cash as bond yields moderated during the period.

During the reporting period, the Fund employed various derivatives: credit-default swaps, equity-index futures, bond-index futures, interest-rate swaps, equity options, interest-rate swaptions, and currency forwards. Stock index futures in developed-market equities contributed positively to performance, while interest-rate futures and swaps benefited as global rates generally declined. Fund performance also benefited from small credit-default swap positions in high-yield and investment-grade credit, as well as forward-currency contracts on developed-market currencies, used to hedge foreign-currency risk against the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Multi-Asset Capital Stability Fund, Class F Shares - $127784	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index - $125022
Sep/14	$100000	$100000	$100000
Sep/15	$100571	$102941	$101127
Sep/16	$102052	$108286	$103161
Sep/17	$103872	$108364	$104714
Sep/18	$105686	$107047	$105810
Sep/19	$109851	$118068	$110786
Sep/20	$112650	$126315	$115665
Sep/21	$116337	$125184	$117588
Sep/22	$111402	$106908	$111086
Sep/23	$116075	$107597	$115199
Sep/24	$127784	$120044	$125022

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Capital Stability Fund, Class F Shares	10.09%	3.07%	2.48%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.84%
95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index	8.53%	2.45%	2.26%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 507,841,000
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 1,943
InvestmentCompanyPortfolioTurnover	203.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$507,841	305	$1,943	203%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.8%
Common Stock	0.9%
Cash Collateral	1.0%
Registered Investment Companies	1.2%
U.S. Government Agency Obligations	2.3%
Sovereign Debt	15.3%
Commercial Paper	36.2%
U.S. Treasury Obligations	40.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 5.23%, 10/24/2024	15.7%
Japan Treasury Discount Bill	15.3%
U.S. Treasury Bills, 5.18%, 10/31/2024	8.7%
Intesa Sanpaolo	1.9%
Brookfield Infrastructure	1.9%
Becton, Dickinson and Company	1.9%
DENTSPLY SIRONA Inc	1.9%
Glencore plc	1.9%
Oglethorpe Power	1.9%
U.S. Treasury Bills, 5.27%, 10/10/2024	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147406
Shareholder Report [Line Items]
Fund Name	Multi-Asset Capital Stability Fund
Class Name	Class Y
Trading Symbol	SMLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Multi-Asset Capital Stability Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Capital Stability Fund, Class Y Shares	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares outperformed its blended benchmark (95% Bloomberg 1-3 Year U.S. Government/Credit Index /5% S&P 500 Index) for the 12 months ending September 30, 2024, with positive absolute performance meeting mandate expectations.

An overweight allocation to global equities enhanced Fund performance for the reporting period. Equities were the top-performing asset class over the period. A tactical U.S. Treasury Inflation-Protected Securities (TIPS) overweight benefited Fund performance, supported by Federal Reserve rate-cut expectations and improved real yields versus nominal Treasurys. An underweight to nominal bonds detracted from performance, as returns on cash (the Fund's primary risk-mitigation asset) lagged those of major developed bond markets.

Among the Fund’s sub-advisors, Janus Henderson Investors US LLC (Janus) and AllianceBernstein L.P. (AllianceBernstein) outperformed the hybrid benchmark over the reporting period. Both managers benefited from overweights to equities, driven by strong corporate earnings, improving economic sentiment, and innovations such as artificial intelligence (AI) fueling market growth, especially in the U.S. AllianceBernstein was bolstered by its overweight to TIPS, which benefited from attractive real yields. Both Janus and AllianceBernstein were challenged by underweights to U.S. Treasurys, which outperformed cash as bond yields moderated during the period.

During the reporting period, the Fund employed various derivatives: credit-default swaps, equity-index futures, bond-index futures, interest-rate swaps, equity options, interest-rate swaptions, and currency forwards. Stock index futures in developed-market equities contributed positively to performance, while interest-rate futures and swaps benefited as global rates generally declined. Fund performance also benefited from small credit-default swap positions in high-yield and investment-grade credit, as well as forward-currency contracts on developed-market currencies, used to hedge foreign-currency risk against the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Multi-Asset Capital Stability Fund, Class Y Shares - $129145	Bloomberg U.S. Aggregate Bond Index (USD)* - $120044	95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index - $125022
Sep/14	$100000	$100000	$100000
Sep/15	$100670	$102941	$101127
Sep/16	$102252	$108286	$103161
Sep/17	$104170	$108364	$104714
Sep/18	$106091	$107047	$105810
Sep/19	$110380	$118068	$110786
Sep/20	$113297	$126315	$115665
Sep/21	$117223	$125184	$117588
Sep/22	$112269	$106908	$111086
Sep/23	$117094	$107597	$115199
Sep/24	$129145	$120044	$125022

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Capital Stability Fund, Class Y Shares	10.29%	3.19%	2.59%
Bloomberg U.S. Aggregate Bond Index (USD)Footnote Reference*	11.57%	0.33%	1.84%
95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index	8.53%	2.45%	2.26%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 507,841,000
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 1,943
InvestmentCompanyPortfolioTurnover	203.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$507,841	305	$1,943	203%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.8%
Common Stock	0.9%
Cash Collateral	1.0%
Registered Investment Companies	1.2%
U.S. Government Agency Obligations	2.3%
Sovereign Debt	15.3%
Commercial Paper	36.2%
U.S. Treasury Obligations	40.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 5.23%, 10/24/2024	15.7%
Japan Treasury Discount Bill	15.3%
U.S. Treasury Bills, 5.18%, 10/31/2024	8.7%
Intesa Sanpaolo	1.9%
Brookfield Infrastructure	1.9%
Becton, Dickinson and Company	1.9%
DENTSPLY SIRONA Inc	1.9%
Glencore plc	1.9%
Oglethorpe Power	1.9%
U.S. Treasury Bills, 5.27%, 10/10/2024	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.